UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21732

Mercer Funds

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices)(Zip Code)

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617)747-9500

Date of fiscal year end: March 31, 2015

Date of reporting period: December 31, 2014

Item 1.	Schedule of Investments. – The schedule of investments for the period ended December 31, 2014, is filed herewith.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.2%

	Agriculture — 1.7%

50,413	Monsanto Co.	6,022,841

	Apparel — 6.9%

234,625	LVMH Moet Hennessy Louis Vuitton SA, Sponsored ADR	8,079,312
74,755	NIKE, Inc. Class B	7,187,693
53,550	Ralph Lauren Corp.	9,915,318

		25,182,323

	Auto Manufacturers — 0.7%

11,199	Tesla Motors, Inc.*	2,490,770

	Beverages — 2.6%

22,275	Anheuser-Busch InBev NV, Sponsored ADR	2,501,928
61,430	Diageo Plc, Sponsored ADR	7,008,549

		9,510,477

	Biotechnology — 8.1%

29,401	Alexion Pharmaceuticals, Inc.*	5,440,067
21,623	Biogen Idec, Inc.*	7,339,927
33,842	Celgene Corp.*	3,785,566
24,023	Illumina, Inc.*	4,434,165
11,150	Regeneron Pharmaceuticals, Inc.*	4,574,288
32,998	Vertex Pharmaceuticals, Inc.*	3,920,163

		29,494,176

	Commercial Services — 5.3%

73,809	Visa, Inc. Class A	19,352,720

	Computers — 3.6%

87,880	Apple, Inc.	9,700,194
63,445	Cognizant Technology Solutions Corp. Class A*	3,341,014

		13,041,208

	Distribution & Wholesale — 3.0%

81,515	Fastenal Co.	3,876,854
28,025	W.W. Grainger, Inc.	7,143,292

		11,020,146

	Diversified Financial Services — 0.9%

82,200	Charles Schwab Corp. (The)	2,481,618
24,500	LendingClub Corp.*	619,850

		3,101,468

	Food — 3.9%

89,400	Nestle SA, Sponsored ADR	6,521,730
148,925	Whole Foods Market, Inc.	7,508,798

		14,030,528

See accompanying Notes to the Schedule of Investments.	1

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Internet — 24.8%

67,248	Alibaba Group Holding, Ltd., Sponsored ADR*	6,989,757
13,968	Amazon.Com, Inc.*	4,334,969
32,803	Baidu, Inc., Sponsored ADR*	7,478,100
126,450	eBay, Inc.*	7,096,374
90,141	Facebook, Inc. Class A*	7,032,801
9,275	Google, Inc. Class A*	4,921,871
21,995	Google, Inc. Class C*	11,578,168
36,100	LinkedIn Corp. Class A*	8,292,531
18,229	MercadoLibre, Inc.	2,327,296
18,589	Priceline Group (The), Inc.*	21,195,364
88,798	Splunk, Inc.*	5,234,642
98,639	Twitter, Inc.*	3,538,181

		90,020,054

	Lodging — 0.7%

41,300	Las Vegas Sands Corp.	2,402,008

	Media — 9.2%

116,950	AMC Networks, Inc. Class A*	7,457,901
102,850	Scripps Networks Interactive, Inc. Class A	7,741,519
107,725	Time Warner, Inc.	9,201,869
61,900	Twenty-First Century Fox, Inc. Class A	2,377,270
71,250	Walt Disney Co. (The)	6,711,038

		33,489,597

	Metal Fabricate & Hardware — 0.7%

10,336	Precision Castparts Corp.	2,489,736

	Oil & Gas — 1.5%

126,909	Cabot Oil & Gas Corp.	3,757,775
61,400	Southwestern Energy Co.*	1,675,606

		5,433,381

	Oil & Gas Services — 2.5%

89,667	FMC Technologies, Inc.*	4,200,002
30,200	National Oilwell Varco, Inc.	1,979,006
33,100	Schlumberger, Ltd.	2,827,071

		9,006,079

	Pharmaceuticals — 2.7%

24,700	BioMarin Pharmaceutical, Inc.*	2,232,880
60,250	Bristol-Myers Squibb Co.	3,556,558
32,531	Pharmacyclics, Inc.*	3,977,240

		9,766,678

	Retail — 9.1%

113,625	Cheesecake Factory (The), Inc.	5,716,474
5,600	Chipotle Mexican Grill, Inc.*	3,833,256

2	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares		Description	Value ($)

		Retail — continued

105,800		Lululemon Athletica, Inc.*	5,902,582
44,162		Michael Kors Holdings, Ltd.*	3,316,566
34,100		Starbucks Corp.	2,797,905
41,540		Tractor Supply Co.	3,274,183
106,950		Williams-Sonoma, Inc.	8,093,976

			32,934,942

		Semiconductors — 2.3%

127,071		ARM Holdings Plc, Sponsored ADR	5,883,387
21,800		ASML Holding NV, ADR	2,350,694

			8,234,081

		Software — 4.5%

25,800		Adobe Systems, Inc.*	1,875,660
13,300		athenahealth, Inc.*	1,937,810
39,700		Cerner Corp.*	2,567,002
117,849		Salesforce.com, Inc.*	6,989,624
37,622		VMware, Inc. Class A*	3,104,568

			16,474,664

		Transportation — 1.5%

50,050		United Parcel Service, Inc. Class B	5,564,058

		TOTAL COMMON STOCKS (COST $297,383,046)	349,061,935

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 3.4%

		Bank Deposit — 3.4%

12,269,916		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/15	12,269,916

		TOTAL SHORT-TERM INVESTMENTS (COST $12,269,916)	12,269,916

		TOTAL INVESTMENTS — 99.6% (Cost $309,652,962)	361,331,851

		Other Assets and Liabilities (net) — 0.4%	1,412,606

		NET ASSETS — 100.0%	$362,744,457

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

	*	Non-income producing security

See accompanying Notes to the Schedule of Investments.	3

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
52	S&P 500 E-mini Index	March 2015	$5,336,240	$43,974
9	S&P Mid 400 E-mini Index	March 2015	1,303,740	24,064
33	NASDAQ 100 E-mini Index	March 2015	2,793,615	(24,943)

				$43,095

4	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.2
Futures Contracts	0.0
Short-Term Investments	3.4
Other Assets and Liabilities (net)	0.4

100.0%

See accompanying Notes to the Schedule of Investments.	5

Mercer US Large Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.1%

	Advertising — 0.3%

14,457	Omnicom Group, Inc.	1,119,984

	Aerospace & Defense — 3.2%

5,925	General Dynamics Corp.	815,398
10,810	Lockheed Martin Corp.	2,081,682
33,050	Northrop Grumman Corp.	4,871,239
25,156	Raytheon Co.	2,721,125
8,645	United Technologies Corp.	994,175

		11,483,619

	Agriculture — 0.2%

10,978	Archer-Daniels-Midland Co.	570,856

	Airlines — 1.8%

43,460	American Airlines Group, Inc.	2,330,760
77,143	Delta Air Lines, Inc.	3,794,664
8,760	United Continental Holdings, Inc.*	585,956

		6,711,380

	Apparel — 0.0%

2,835	Coach, Inc.	106,483

	Auto Manufacturers — 2.5%

100,811	General Motors Co.	3,519,312
24,600	Oshkosh Corp.	1,196,790
6,366	PACCAR, Inc.	432,952
32,630	Toyota Motor Corp., Sponsored ADR	4,094,412

		9,243,466

	Auto Parts & Equipment — 0.3%

9,975	Lear Corp.	978,348

	Banks — 5.8%

260,842	Bank of America Corp.	4,666,463
13,325	BB&T Corp.	518,209
38,710	Capital One Financial Corp.	3,195,511
105,488	Fifth Third Bancorp	2,149,318
76,415	Grupo Financiero Santander Mexico SAB de CV Class B, ADR	791,660
11,645	PNC Financial Services Group, Inc.	1,062,373
38,161	Regions Financial Corp.	402,980
153,893	Wells Fargo & Co.	8,436,414

		21,222,928

	Beverages — 1.6%

87,313	Coca-Cola Enterprises, Inc.	3,860,981
12,437	Molson Coors Brewing Co. Class B	926,805
9,290	PepsiCo, Inc.	878,462

		5,666,248

6	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Biotechnology — 0.4%

5,287	Amgen, Inc.	842,166
17,500	NPS Pharmaceuticals, Inc.*	625,975

		1,468,141

	Building Materials — 0.9%

62,700	Louisiana-Pacific Corp.*	1,038,312
13,808	Martin Marietta Materials, Inc.	1,523,298
17,943	Owens Corning	642,539

		3,204,149

	Chemicals — 2.5%

8,155	CF Industries Holdings, Inc.	2,222,564
14,920	Dow Chemical Co. (The)	680,501
11,600	Eastman Chemical Co.	879,976
34,670	Huntsman Corp.	789,783
21,350	LyondellBasell Industries NV Class A	1,694,976
24,012	Mosaic Co. (The)	1,096,148
3,547	Potash Corp. of Saskatchewan, Inc.	125,280
6,437	PPG Industries, Inc.	1,487,912

		8,977,140

	Commercial Services — 0.6%

10,950	ADT Corp. (The)	396,718
21,605	Apollo Education Group, Inc.*	736,947
5,566	McKesson Corp.	1,155,390

		2,289,055

	Computers — 5.2%

44,195	Apple, Inc.	4,878,244
79,130	Brocade Communications Systems, Inc.	936,899
113,778	EMC Corp.	3,383,758
15,925	Hewlett-Packard Co.	639,070
3,385	International Business Machines Corp.	543,089
31,264	NetApp, Inc.	1,295,893
1,693	SanDisk Corp.	165,880
75,164	Seagate Technology Plc	4,998,406
17,025	Western Digital Corp.	1,884,668

		18,725,907

	Cosmetics & Personal Care — 0.0%

10,930	Avon Products, Inc.	102,633

	Diversified Financial Services — 11.6%

10,314	Ameriprise Financial, Inc.	1,364,027
61,627	Berkshire Hathaway, Inc. Class B*	9,253,294
44,320	Blackstone Group (The), LP	1,499,346
1,428	CIT Group, Inc.	68,301
188,602	Citigroup, Inc.	10,205,254

See accompanying Notes to the Schedule of Investments.	7

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Diversified Financial Services — continued

28,857	Discover Financial Services	1,889,845
11,412	Goldman Sachs Group, Inc. (The)	2,211,988
11,174	Invesco, Ltd.	441,596
161,175	JPMorgan Chase & Co.	10,086,332
59,030	KKR & Co., LP	1,370,086
46,281	Morgan Stanley	1,795,703
68,500	Santander Consumer USA Holdings, Inc.	1,343,285
18,572	TD Ameritrade Holding Corp.	664,506

		42,193,563

	Electric — 0.4%

83,200	AES Corp.	1,145,664
12,102	Exelon Corp.	448,742

		1,594,406

	Electrical Components & Equipment — 0.3%

7,540	Emerson Electric Co.	465,444
12,700	Generac Holdings, Inc.*	593,852

		1,059,296

	Electronics — 0.6%

10,975	Agilent Technologies, Inc.	449,316
5,488	Keysight Technologies, Inc.*	185,330
11,570	Koninklijke Philips Electronics NV, ADR	335,530
13,717	TE Connectivity, Ltd.	867,600
9,595	Tyco International Plc	420,837

		2,258,613

	Engineering & Construction — 0.0%

1,750	Fluor Corp.	106,103

	Entertainment — 0.1%

12,065	Six Flags Entertainment Corp.	520,605

	Food — 0.7%

14,636	ConAgra Foods, Inc.	530,994
39,904	Koninklijke Ahold NV, Sponsored ADR	709,254
30,460	Tyson Foods, Inc. Class A	1,221,141

		2,461,389

	Forest Products & Paper — 0.3%

23,082	International Paper Co.	1,236,734

	Gas — 0.2%

10,480	Energen Corp.	668,205

	Health Care - Products — 1.7%

8,405	Covidien Plc	859,663
1,010	Intuitive Surgical, Inc.*	534,229

8	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Health Care - Products — continued

25,559	Johnson & Johnson	2,672,705
18,765	Medtronic, Inc.	1,354,833
7,090	Zimmer Holdings, Inc.	804,148

		6,225,578

	Health Care - Services — 2.1%

8,108	Aetna, Inc.	720,234
11,820	Anthem, Inc.	1,485,420
4,943	Humana, Inc.	709,963
8,138	Laboratory Corp. of America Holdings*	878,090
40,156	Quest Diagnostics, Inc.	2,692,861
11,665	UnitedHealth Group, Inc.	1,179,215

		7,665,783

	Insurance — 7.1%

13,505	ACE, Ltd.	1,551,454
57,926	Allstate Corp. (The)	4,069,302
12,830	American International Group, Inc.	718,608
6,850	Aon Plc	649,586
4,356	Cigna Corp.	448,276
4,974	Everest Re Group, Ltd.	847,072
49,260	Hartford Financial Services Group, Inc. (The)	2,053,649
21,810	Lincoln National Corp.	1,257,783
102,173	MetLife, Inc.	5,526,538
19,614	Prudential Financial, Inc.	1,774,282
32,368	Travelers Cos. (The), Inc.	3,426,153
5,615	Validus Holdings, Ltd.	233,359
49,102	Voya Financial, Inc.	2,080,943
31,219	XL Group Plc	1,072,997

		25,710,002

	Internet — 0.8%

11,510	Check Point Software Technologies, Ltd.*	904,341
1,458	Google, Inc. Class C*	767,491
16,389	Liberty Interactive Corp. Class A*	482,164
23,303	Symantec Corp.	597,839

		2,751,835

	Iron & Steel — 0.4%

24,740	Reliance Steel & Aluminum Co.	1,515,820

	Leisure Time — 0.3%

26,829	Carnival Corp.	1,216,159

	Lodging — 0.2%

5,639	Wyndham Worldwide Corp.	483,601
710	Wynn Resorts, Ltd.	105,619

		589,220

See accompanying Notes to the Schedule of Investments.	9

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Machinery - Construction & Mining — 0.5%

7,270	Caterpillar, Inc.	665,423
23,720	Joy Global, Inc.	1,103,455
3,755	Terex Corp.	104,689

		1,873,567

	Machinery - Diversified — 0.2%

2,410	AGCO Corp.	108,932
3,045	Cummins, Inc.	438,998

		547,930

	Media — 5.2%

34,256	Comcast Corp. Class A	1,987,191
36,607	DIRECTV*	3,173,827
3,115	Discovery Communications, Inc. Class A*	107,312
2,258	Liberty Broadband Corp. Class A*	113,103
4,513	Liberty Broadband Corp. Class C*	224,838
35,275	Liberty Global Plc Series C*	1,704,135
17,150	Liberty Media Corp. Series C*	600,765
8,585	Liberty Media Corp. — Capital Series A*	302,793
21,745	News Corp. Class A*	341,179
7,985	Scripps Networks Interactive, Inc. Class A	601,031
105,088	Sirius XM Holdings, Inc.*	367,808
23,829	Time Warner, Inc.	2,035,473
10,881	Time, Inc.	267,781
31,600	Tribune Media Co. Class A*	1,888,732
25,008	Twenty-First Century Fox, Inc. Class A	960,432
50,369	Viacom, Inc. Class B	3,790,267
4,726	Walt Disney Co. (The)	445,142

		18,911,809

	Mining — 0.7%

26,105	Barrick Gold Corp.	280,629
13,170	Freeport-McMoRan, Inc.	307,651
20,470	Rio Tinto Plc, Sponsored ADR	942,848
14,261	Vulcan Materials Co.	937,376

		2,468,504

	Miscellaneous - Manufacturing — 1.8%

10,215	Crane Co.	599,620
3,050	Dover Corp.	218,746
77,950	General Electric Co.	1,969,796
21,396	Honeywell International, Inc.	2,137,888
3,375	Illinois Tool Works, Inc.	319,613
17,681	Ingersoll-Rand Plc	1,120,799

		6,366,462

	Office & Business Equipment — 0.3%

10,590	Avery Dennison Corp.	549,409
29,782	Xerox Corp.	412,779

		962,188

10	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — 8.2%

20,453	Anadarko Petroleum Corp.	1,687,372
14,540	Apache Corp.	911,222
61,322	BP Plc, Sponsored ADR	2,337,595
2,634	California Resources Corp.*	14,513
87,435	Canadian Natural Resources, Ltd.	2,699,993
6,500	Cimarex Energy Co.	689,000
11,800	Continental Resources, Inc.*	452,648
10,378	EOG Resources, Inc.	955,502
9,885	EQT Corp.	748,295
9,050	Exxon Mobil Corp.	836,673
26,594	Hess Corp.	1,963,169
26,648	Marathon Oil Corp.	753,872
45,695	Marathon Petroleum Corp.	4,124,431
81,810	Occidental Petroleum Corp.	6,594,704
62,409	Phillips 66	4,474,725
28,615	QEP Resources, Inc.	578,595
7,885	Rice Energy, Inc.*	165,348

		29,987,657

	Oil & Gas Services — 1.8%

16,417	Cameron International Corp.*	820,029
83,626	Halliburton Co.	3,289,011
26,480	Schlumberger, Ltd.	2,261,657

		6,370,697

	Packaging & Containers — 0.3%

14,270	Crown Holdings, Inc.*	726,343
1,440	Owens-Illinois, Inc.*	38,866
5,742	Packaging Corp. of America	448,163

		1,213,372

	Pharmaceuticals — 6.8%

38,955	AbbVie, Inc.	2,549,215
24,714	Cardinal Health, Inc.	1,995,161
12,481	Eli Lilly & Co.	861,064
6,363	Endo International Plc*	458,899
21,370	Express Scripts Holding Co.*	1,809,398
3,045	Gilead Sciences, Inc.*	287,022
2,700	Jazz Pharmaceuticals Plc*	442,071
37,644	Merck & Co., Inc.	2,137,803
26,714	Mylan, Inc.*	1,505,868
26,549	Omnicare, Inc.	1,936,219
274,583	Pfizer, Inc.	8,553,260
2,015	Shire Plc, ADR	428,268
22,170	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,274,997
10,198	Zoetis, Inc.	438,820

		24,678,065

See accompanying Notes to the Schedule of Investments.	11

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	REITS — 0.6%

21,795	American Homes 4 Rent Class A REIT	371,169
53,100	Hatteras Financial Corp. REIT	978,633
88,130	Two Harbors Investment Corp. REIT	883,062

		2,232,864

	Retail — 4.8%

4,401	Bed Bath & Beyond, Inc.*	335,224
42,997	CVS Health Corp.	4,141,041
4,620	Dillard’s, Inc. Class A	578,332
6,096	Dollar General Corp.*	430,987
39,209	Gap, Inc. (The)	1,651,091
18,815	Home Depot, Inc. (The)	1,975,010
37,980	Kohl’s Corp.	2,318,299
37,754	Lowe’s Cos., Inc.	2,597,475
37,197	Macy’s, Inc.	2,445,703
7,957	PVH Corp.	1,019,849

		17,493,011

	Semiconductors — 2.4%

118,425	Applied Materials, Inc.	2,951,151
12,200	Lam Research Corp.	967,948
48,375	Micron Technology, Inc.*	1,693,609
52,968	NVIDIA Corp.	1,062,008
8,055	NXP Semiconductors NV*	615,402
46,135	ON Semiconductor Corp.*	467,348
20,450	Texas Instruments, Inc.	1,093,359

		8,850,825

	Software — 2.2%

118,215	Activision Blizzard, Inc.	2,382,032
7,720	Fidelity National Information Services, Inc.	480,184
3,645	Global Payments, Inc.	294,261
59,481	Microsoft Corp.	2,762,893
45,731	Oracle Corp.	2,056,523

		7,975,893

	Telecommunications — 7.5%

30,955	America Movil SAB de CV Series L, Sponsored ADR	686,582
60,980	AT&T, Inc.	2,048,318
56,456	CenturyLink, Inc.	2,234,529
45,800	China Mobile, Ltd., Sponsored ADR	2,693,956
324,861	Cisco Systems, Inc.	9,036,009
53,179	Corning, Inc.	1,219,395
8,995	Juniper Networks, Inc.	200,768
33,690	Mobile Telesystems OJSC, Sponsored ADR	241,894
30,353	Motorola Solutions, Inc.	2,036,079
51,633	Nippon Telegraph & Telephone Corp., ADR	1,322,321
12,395	QUALCOMM, Inc.	921,320

12	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares		Description	Value ($)

		Telecommunications — continued

43,493		Telefonica Brasil SA, ADR	768,956
21,638		TELUS Corp.	779,834
62,160		Verizon Communications, Inc.	2,907,845
10,042		Vodafone Group Plc, Sponsored ADR	343,135

			27,440,941

		Transportation — 0.7%

21,080		CH Robinson Worldwide, Inc.	1,578,681
5,585		FedEx Corp.	969,891

			2,548,572

		TOTAL COMMON STOCKS (COST $287,539,032)	349,566,005

		INVESTMENT COMPANY — 0.1%

		Investment Company — 0.1%

1,880		iShares Russell 1000 Value Index Fund	196,272

		TOTAL INVESTMENT COMPANY (COST $186,077)	196,272

		RIGHTS — 0.0%

		Media — 0.0%

1,394		Liberty Broadband Corp., Strike Price $40.36, Expires 01/09/2015*	13,243

			13,243

		TOTAL RIGHTS (COST $—)	13,243

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 4.2%

		Bank Deposit — 4.2%

15,231,428		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/15	15,231,428

		TOTAL SHORT-TERM INVESTMENTS (COST $15,231,428)	15,231,428

		TOTAL INVESTMENTS — 100.4% (Cost $302,956,537)	365,006,948

		Other Assets and Liabilities (net) — (0.4)%	(1,464,441)

		NET ASSETS — 100.0%	$363,542,507

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

See accompanying Notes to the Schedule of Investments.	13

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
84	S&P 500 E-mini Index	March 2015	$8,620,080	$100,711
8	S&P Mid 400 E-mini Index	March 2015	1,158,880	19,552

				$120,263

14	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.1
Investment Company	0.1
Futures Contracts	0.0
Rights	0.0
Short-Term Investments	4.2
Other Assets and Liabilities (net)	(0.4)

100.0%

See accompanying Notes to the Schedule of Investments.	15

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.4%

	Aerospace & Defense — 1.2%

31,000	BE Aerospace, Inc.*	1,798,620
11,835	KLX, Inc.*	488,194
11,255	TransDigm Group, Inc.	2,209,919
19,276	Triumph Group, Inc.	1,295,733

		5,792,466

	Airlines — 0.4%

80,760	JetBlue Airways Corp.*	1,280,854
14,770	Virgin America, Inc.*	638,802

		1,919,656

	Apparel — 1.5%

35,600	Deckers Outdoor Corp.*	3,241,024
15,305	G-III Apparel Group, Ltd.*	1,545,958
20,427	Hanesbrands, Inc.	2,280,062

		7,067,044

	Auto Parts & Equipment — 0.7%

26,283	Tenneco, Inc.*	1,487,881
16,400	WABCO Holdings, Inc.*	1,718,392

		3,206,273

	Banks — 1.0%

45,345	BankUnited, Inc.	1,313,645
62,600	First Republic Bank	3,262,712

		4,576,357

	Biotechnology — 0.8%

90,040	Aegerion Pharmaceuticals, Inc.*	1,885,438
234,700	ARIAD Pharmaceuticals, Inc.*	1,612,389

		3,497,827

	Building Materials — 0.9%

37,396	Boise Cascade Co.*	1,389,261
23,942	Martin Marietta Materials, Inc.	2,641,282

		4,030,543

	Chemicals — 3.2%

25,207	Axiall Corp.	1,070,541
32,552	HB Fuller Co.	1,449,541
109,330	Huntsman Corp.	2,490,537
53,370	PolyOne Corp.	2,023,257
36,700	Rockwood Holdings, Inc.	2,891,960
94,359	RPM International, Inc.	4,784,945

		14,710,781

16	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Coal — 0.7%

89,730	Consol Energy, Inc.	3,033,771

	Commercial Services — 7.2%

64,947	Acacia Research Corp.	1,100,202
29,869	Bright Horizons Family Solutions, Inc.*	1,404,142
8,165	CoStar Group, Inc.*	1,499,339
24,161	Euronet Worldwide, Inc.*	1,326,439
95,470	Genpact, Ltd.*	1,807,247
128,068	Heartland Payment Systems, Inc.	6,909,269
25,210	Huron Consulting Group, Inc.*	1,724,112
33,260	Nord Anglia Education, Inc.*	634,601
33,973	On Assignment, Inc.*	1,127,564
166,305	Ritchie Bros Auctioneers, Inc.	4,471,941
51,270	Robert Half International, Inc.	2,993,143
114,020	Service Corp. International	2,588,254
33,387	Team Health Holdings, Inc.*	1,920,754
65,990	Total System Services, Inc.	2,241,020
16,630	United Rentals, Inc.*	1,696,426

		33,444,453

	Computers — 4.4%

73,594	Cadence Design Systems, Inc.*	1,396,078
64,360	Fortinet, Inc.*	1,973,278
25,370	IHS, Inc. Class A*	2,889,135
114,690	j2 Global, Inc.	7,110,780
325,840	Logitech International SA	4,410,555
35,876	Synaptics, Inc.*	2,469,704

		20,249,530

	Distribution & Wholesale — 2.0%

50,120	HD Supply Holdings, Inc.*	1,478,039
83,190	Ingram Micro, Inc. Class A*	2,299,372
18,500	MWI Veterinary Supply, Inc.*	3,143,335
30,560	WESCO International, Inc.*	2,328,977

		9,249,723

	Diversified Financial Services — 3.8%

28,490	Affiliated Managers Group, Inc.*	6,046,718
56,568	CBOE Holdings, Inc.	3,587,542
56,835	Ellie Mae, Inc.*	2,291,587
25,981	Lazard, Ltd. Class A	1,299,829
55,340	Raymond James Financial, Inc.	3,170,429
19,617	WageWorks, Inc.*	1,266,670

		17,662,775

	Electrical Components & Equipment — 1.3%

27,175	Belden, Inc.	2,141,662
29,400	Generac Holdings, Inc.*	1,374,744

See accompanying Notes to the Schedule of Investments.	17

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Electrical Components & Equipment — continued

16,550	Hubbell, Inc. Class B	1,768,036
14,609	Mobileye NV*	592,541

		5,876,983

	Entertainment — 0.4%

50,508	Cinemark Holdings, Inc.	1,797,075

	Food — 0.3%

35,761	WhiteWave Foods Co. Class A*	1,251,277

	Hand & Machine Tools — 0.3%

18,508	Lincoln Electric Holdings, Inc.	1,278,718

	Health Care - Products — 4.8%

101,921	ABIOMED, Inc.*	3,879,113
62,954	Bio-Techne Corp.	5,816,950
54,765	DexCom, Inc.*	3,014,813
102,386	Endologix, Inc.*	1,565,482
18,575	Greatbatch, Inc.*	915,747
124,910	Spectranetics Corp.*	4,319,388
92,430	Wright Medical Group, Inc.*	2,483,594

		21,995,087

	Health Care - Services — 4.1%

61,539	Acadia Healthcare Co., Inc.*	3,766,802
83,260	Brookdale Senior Living, Inc.*	3,053,144
79,170	Community Health Systems, Inc.*	4,268,846
47,453	Envision Healthcare Holdings, Inc.*	1,646,145
21,981	Magellan Health, Inc.*	1,319,520
10,720	Mettler-Toledo International, Inc.*	3,242,371
20,967	WellCare Health Plans, Inc.*	1,720,552

		19,017,380

	Home Builders — 0.6%

130,980	PulteGroup, Inc.	2,810,831

	Home Furnishings — 1.3%

35,338	Harman International Industries, Inc.	3,770,918
39,930	Tempur Sealy International, Inc.*	2,192,556

		5,963,474

	Household Products & Wares — 0.8%

80,310	Jarden Corp.*	3,845,243

	Internet — 3.5%

102,218	Coupons.com, Inc.*	1,814,370
53,251	CyrusOne, Inc.	1,467,065
69,610	HomeAway, Inc.*	2,072,986
46,517	Marketo, Inc.*	1,522,036

18	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Internet — continued

174,559	NIC, Inc.	3,140,316
74,100	Pandora Media, Inc.*	1,321,203
29,710	Rackspace Hosting, Inc.*	1,390,725
50,790	Shutterstock, Inc.*	3,509,589

		16,238,290

	Leisure Time — 0.4%

12,802	Polaris Industries, Inc.	1,936,174

	Lodging — 0.5%

25,571	Wyndham Worldwide Corp.	2,192,969

	Machinery - Construction & Mining — 0.3%

42,959	Terex Corp.	1,197,697

	Machinery - Diversified — 4.0%

35,713	Cognex Corp.*	1,476,018
82,600	Graco, Inc.	6,622,868
17,855	Middleby Corp. (The)*	1,769,431
13,724	Wabtec Corp.	1,192,478
97,415	Zebra Technologies Corp. Class A*	7,540,895

		18,601,690

	Media — 0.4%

37,060	Nexstar Broadcasting Group, Inc. Class A	1,919,337

	Metal Fabricate & Hardware — 1.0%

74,550	Timken Co. (The)	3,181,794
33,640	TimkenSteel Corp.	1,245,689

		4,427,483

	Miscellaneous - Manufacturing — 0.4%

22,149	Carlisle Cos., Inc.	1,998,726

	Oil & Gas — 2.6%

109,577	Bill Barrett Corp.*	1,248,082
173,120	Denbury Resources, Inc.	1,407,466
25,700	Gulfport Energy Corp.*	1,072,718
182,913	Magnum Hunter Resources Corp.*	574,347
52,534	Oasis Petroleum, Inc.*	868,912
44,590	Rosetta Resources, Inc.*	994,803
95,900	Rowan Cos. Plc Class A	2,236,388
48,960	Tesoro Corp.	3,640,176

		12,042,892

	Oil & Gas Services — 1.1%

42,888	Core Laboratories NV	5,161,142

See accompanying Notes to the Schedule of Investments.	19

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Packaging & Containers — 1.4%

63,653	Berry Plastics Group, Inc.*	2,008,252
19,894	Crown Holdings, Inc.*	1,012,605
46,570	Packaging Corp. of America	3,634,788

		6,655,645

	Pharmaceuticals — 5.9%

56,854	ACADIA Pharmaceuticals, Inc.*	1,805,115
55,810	Align Technology, Inc.*	3,120,337
19,327	Alkermes Plc*	1,131,789
50,410	Cubist Pharmaceuticals, Inc.*	5,073,766
33,850	DENTSPLY International, Inc.	1,803,190
46,113	Jazz Pharmaceuticals Plc *	7,550,081
36,032	Medivation, Inc.*	3,589,148
19,080	Salix Pharmaceuticals, Ltd.*	2,193,055
12,164	Sirona Dental Systems, Inc.*	1,062,769

		27,329,250

	Real Estate — 0.8%

25,440	Jones Lang Lasalle, Inc.	3,814,219

	REITS — 2.3%

221,340	Equity Commonwealth REIT	5,681,798
101,382	Outfront Media, Inc. REIT	2,721,093
103,080	Starwood Property Trust, Inc. REIT	2,395,579

		10,798,470

	Retail — 9.8%

26,220	Asbury Automotive Group, Inc.*	1,990,622
27,037	Children’s Place (The), Inc.	1,541,109
71,345	DineEquity, Inc.	7,394,196
74,005	Dunkin’ Brands Group, Inc.	3,156,313
58,730	Jack in the Box, Inc.	4,696,051
23,915	Red Robin Gourmet Burgers, Inc.*	1,840,857
34,070	Restoration Hardware Holdings, Inc.*	3,271,061
204,150	Sally Beauty Holdings, Inc.*	6,275,571
23,520	Signet Jewelers, Ltd.	3,094,527
66,795	Ulta Salon Cosmetics & Fragrance, Inc.*	8,539,073
44,452	Williams-Sonoma, Inc.	3,364,127

		45,163,507

	Semiconductors — 1.9%

18,438	Cavium, Inc.*	1,139,837
37,470	Mellanox Technologies, Ltd.*	1,601,093
287,030	ON Semiconductor Corp.*	2,907,614
53,555	Semtech Corp.*	1,476,511
22,311	Skyworks Solutions, Inc.	1,622,233

		8,747,288

20	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Software — 11.6%

209,000	Allscripts Healthcare Solutions, Inc.*	2,668,930
20,300	athenahealth, Inc.*	2,957,710
121,137	Blackbaud, Inc.	5,240,387
47,311	Commvault Systems, Inc.*	2,445,506
59,353	Cornerstone OnDemand, Inc.*	2,089,226
64,763	Imperva, Inc.*	3,201,235
134,150	MSCI, Inc. Class A	6,364,076
11,768	NetSuite, Inc.*	1,284,712
71,595	Proofpoint, Inc.*	3,453,027
179,961	QLIK Technologies, Inc.*	5,558,995
63,792	ServiceNow, Inc.*	4,328,287
36,970	SolarWinds, Inc.*	1,842,215
19,045	Solera Holdings, Inc.	974,723
24,692	SS&C Technologies Holdings, Inc.	1,444,235
11,330	Ultimate Software Group (The), Inc.*	1,663,414
215,836	VeriFone Systems, Inc. *	8,029,099

		53,545,777

	Telecommunications — 1.8%

128,980	Aruba Networks, Inc.*	2,344,857
84,850	Juniper Networks, Inc.	1,893,852
33,460	Palo Alto Networks, Inc.*	4,101,192

		8,339,901

	Transportation — 3.0%

114,425	Expeditors International of Washington, Inc.	5,104,499
67,228	Genesee & Wyoming, Inc. Class A*	6,045,142
70,592	XPO Logistics, Inc.*	2,885,801

		14,035,442

	TOTAL COMMON STOCKS (COST $367,979,512)	436,423,166

	WARRANTS — 0.0%

	Oil & Gas — 0.0%

27,862	Magnum Hunter Resources Corp., Strike Price $8.50, Expires 4/15/16‡ ****	—

	TOTAL WARRANTS (COST $—)	—

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.1%

	Bank Deposit — 6.1%

28,058,778	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/15	28,058,778

See accompanying Notes to the Schedule of Investments.	21

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value ($)		Description	Value ($)

		Securities Lending Collateral — 0.0%

13,594		State Street Navigator Securities Lending Prime Portfolio***	13,594

		TOTAL SHORT-TERM INVESTMENTS (COST $28,072,372)	28,072,372

		TOTAL INVESTMENTS — 100.5% (Cost $396,051,884)	464,495,538

		Other Assets and Liabilities (net) — (0.5)%	(2,149,253)

		NET ASSETS — 100.0%	$462,346,285

		Notes to Schedule of Investments:

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2014 was $0.

22	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
122	Russell 2000 Mini Index	March 2015	$14,648,540	$552,495
8	S&P Mid 400 E-mini Index	March 2015	1,158,880	33,992
45	NASDAQ 100 E-Mini Index	March 2015	3,809,475	23,624

				$610,111

See accompanying Notes to the Schedule of Investments.	23

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.4
Futures Contracts	0.1
Warrants	0.0
Short-Term Investments	6.1
Other Assets and Liabilities (net)	(0.6)

100.0%

24	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.0%

	Aerospace & Defense — 1.3%

39,814	Astronics Corp.*	2,202,112
91,513	GenCorp, Inc.*	1,674,688
75,945	Orbital Sciences Corp.*	2,042,161

		5,918,961

	Airlines — 0.6%

166,075	JetBlue Airways Corp.*	2,633,950

	Apparel — 1.3%

125,791	Ascena Retail Group, Inc.*	1,579,935
26,749	Coach, Inc.	1,004,693
21,685	Deckers Outdoor Corp.*	1,974,202
12,630	Hanesbrands, Inc.	1,409,761

		5,968,591

	Auto Parts & Equipment — 1.6%

143,850	Allison Transmission Holdings, Inc.	4,876,515
68,215	Remy International, Inc.	1,427,058
37,250	Tower International, Inc.*	951,737

		7,255,310

	Banks — 5.1%

75,030	Capital Bank Financial Corp. Class A*	2,010,804
36,405	Comerica, Inc.	1,705,210
216,275	Huntington Bancshares, Inc.	2,275,213
89,225	PacWest Bancorp	4,056,169
60,911	PrivateBancorp, Inc.	2,034,427
11,749	Prosperity Bancshares, Inc.	650,425
111,250	United Community Banks, Inc.	2,107,075
143,733	Webster Financial Corp.	4,675,634
120,595	Western Alliance Bancorp*	3,352,541

		22,867,498

	Biotechnology — 2.0%

53,616	Bio-Rad Laboratories, Inc. Class A*	6,463,945
72,020	Myriad Genetics, Inc.*	2,453,001

		8,916,946

	Building Materials — 0.9%

25,300	Boise Cascade Co.*	939,895
38,225	Continental Building Products, Inc.*	677,729
149,260	Louisiana-Pacific Corp.*	2,471,746

		4,089,370

	Chemicals — 1.9%

88,856	American Vanguard Corp.	1,032,507
40,195	Celanese Corp. Series A	2,410,092

See accompanying Notes to the Schedule of Investments.	25

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Chemicals — continued

111,125	Huntsman Corp.	2,531,428
54,486	Kraton Performance Polymers, Inc.*	1,132,764
52,834	Rayonier Advanced Materials, Inc.	1,178,198

		8,284,989

	Commercial Services — 4.9%

136,770	ADT Corp. (The)	4,955,177
43,900	AMN Healthcare Services, Inc.*	860,440
49,275	Booz Allen Hamilton Holding Corp.	1,307,266
129,416	Convergys Corp.	2,636,204
31,925	CoreLogic, Inc.*	1,008,511
23,725	Euronet Worldwide, Inc.*	1,302,502
55,322	Insperity, Inc.	1,874,863
50,575	Korn/Ferry International*	1,454,537
49,350	LifeLock, Inc.*	913,468
76,750	RR Donnelley & Sons Co.	1,289,784
46,760	Sotheby’s	2,019,097
94,430	SP Plus Corp.*	2,382,469

		22,004,318

	Computers — 0.6%

65,870	Brocade Communications Systems, Inc.	779,901
81,480	Sykes Enterprises, Inc.*	1,912,335

		2,692,236

	Cosmetics & Personal Care — 1.5%

194,291	Elizabeth Arden, Inc.*	4,155,884
84,499	Inter Parfums, Inc.	2,319,498

		6,475,382

	Distribution & Wholesale — 1.2%

66,390	Owens & Minor, Inc.	2,330,953
28,400	Tech Data Corp.*	1,795,732
16,760	WESCO International, Inc.*	1,277,280

		5,403,965

	Diversified Financial Services — 4.5%

63,155	AerCap Holdings NV*	2,451,677
79,879	Blackhawk Network Holdings, Inc. Class B*	3,010,640
27,375	CIT Group, Inc.	1,309,346
20,325	Eaton Vance Corp.	831,902
277,959	FNFV Group*	4,375,075
26,000	Lazard, Ltd. Class A	1,300,780
24,883	Outerwall, Inc.*	1,871,699
78,115	Raymond James Financial, Inc.	4,475,208
27,297	Walter Investment Management Corp.*	450,674

		20,077,001

26	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Electric — 2.0%

53,672	Ameren Corp.	2,475,889
21,025	CMS Energy Corp.	730,619
91,150	Dynegy, Inc.*	2,766,402
33,280	Pinnacle West Capital Corp.	2,273,357
21,450	Portland General Electric Co.	811,454

		9,057,721

	Electrical Components & Equipment — 0.6%

41,005	EnerSys	2,530,829

	Electronics — 2.6%

86,745	Coherent, Inc.*	5,267,156
31,692	Cubic Corp.	1,668,267
12,175	Garmin, Ltd.	643,205
18,760	Itron, Inc.*	793,360
13,505	OSI Systems, Inc.*	955,749
50,150	Woodward, Inc.	2,468,885

		11,796,622

	Entertainment — 1.9%

36,368	Ascent Capital Group, Inc. Class A*	1,924,958
104,125	International Speedway Corp. Class A	3,295,556
42,575	Lions Gate Entertainment Corp.	1,363,252
22,678	Madison Square Garden, Inc. Class A*	1,706,746

		8,290,512

	Environmental Control — 0.6%

28,821	Clean Harbors, Inc.*	1,384,849
39,760	Progressive Waste Solutions, Ltd.	1,195,981

		2,580,830

	Food — 2.4%

29,374	Ingles Markets, Inc. Class A	1,089,482
57,350	Pilgrim’s Pride Corp.*	1,880,506
41,625	Pinnacle Foods, Inc.	1,469,362
44,890	TreeHouse Foods, Inc.*	3,839,442
12,340	United Natural Foods, Inc.*	954,191
50,279	Village Super Market, Inc. Class A	1,376,136

		10,609,119

	Forest Products & Paper — 1.9%

34,655	Clearwater Paper Corp.*	2,375,600
26,409	Deltic Timber Corp.	1,806,376
174,138	Glatfelter	4,452,709

		8,634,685

	Gas — 1.4%

50,460	Atmos Energy Corp.	2,812,640

See accompanying Notes to the Schedule of Investments.	27

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Gas — continued

62,725	Laclede Group (The), Inc.	3,336,970

		6,149,610

	Health Care - Products — 2.0%

197,005	Bruker Corp.*	3,865,238
39,050	Globus Medical, Inc. Class A*	928,219
97,475	Hologic, Inc.*	2,606,481
32,725	NuVasive, Inc.*	1,543,311

		8,943,249

	Health Care - Services — 1.6%

14,780	Centene Corp.*	1,534,903
77,425	Kindred Healthcare, Inc.	1,407,586
10,930	Laboratory Corp. of America Holdings*	1,179,347
26,100	Universal Health Services, Inc. Class B	2,903,886

		7,025,722

	Home Builders — 0.4%

131,200	TRI Pointe Homes, Inc.*	2,000,800

	Home Furnishings — 0.3%

96,325	TiVo, Inc.*	1,140,488

	Insurance — 7.0%

6,491	Alleghany Corp.*	3,008,579
39,725	Allied World Assurance Co. Holdings, Ltd.	1,506,372
85,330	Axis Capital Holdings, Ltd.	4,359,510
73,712	Brown & Brown, Inc.	2,425,862
38,572	HCC Insurance Holdings, Inc.	2,064,373
42,490	Lincoln National Corp.	2,450,398
15,615	Navigators Group, Inc.*	1,145,204
44,151	Reinsurance Group of America, Inc.	3,868,511
85,964	Voya Financial, Inc.	3,643,154
8,290	White Mountains Insurance Group, Ltd.	5,223,612
41,025	XL Group Plc	1,410,029

		31,105,604

	Internet — 0.7%

15,225	F5 Networks, Inc.*	1,986,330
22,910	Lands’ End, Inc.*	1,236,223

		3,222,553

	Investment Company — 0.6%

75,444	Capital Southwest Corp.	2,860,082

	Iron & Steel — 0.5%

88,175	United States Steel Corp.	2,357,800

28	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Leisure Time — 0.3%

15,700	Royal Caribbean Cruises, Ltd.	1,294,151

	Machinery - Diversified — 0.6%

69,487	Albany International Corp. Class A	2,639,811

	Media — 1.0%

61,700	Gannett Co., Inc.	1,970,081
90,725	Gray Television, Inc.*	1,016,120
47,925	Starz Class A*	1,423,373

		4,409,574

	Mining — 0.6%

55,950	Materion Corp.	1,971,118
27,826	US Silica Holdings, Inc.	714,850

		2,685,968

	Miscellaneous - Manufacturing — 3.8%

42,320	Actuant Corp. Class A	1,152,797
35,223	AptarGroup, Inc.	2,354,305
87,007	Brink’s Co. (The)	2,123,841
64,700	ITT Corp.	2,617,762
102,231	Myers Industries, Inc.	1,799,266
736,112	Orkla ASA, Sponsored ADR	4,931,950
78,000	Trinity Industries, Inc.	2,184,780

		17,164,701

	Office & Business Equipment — 1.0%

48,785	Avery Dennison Corp.	2,530,966
71,650	Pitney Bowes, Inc.	1,746,110

		4,277,076

	Oil & Gas — 2.2%

180,300	Abraxas Petroleum Corp.*	530,082
80,932	Denbury Resources, Inc.	657,977
132,546	Evolution Petroleum Corp.	984,817
188,113	Miller Energy Resources, Inc.* ‡	235,142
51,285	Newfield Exploration Co.*	1,390,849
81,400	Ocean Rig UDW, Inc.	755,392
68,950	PBF Energy, Inc. Class A	1,836,828
311,385	Precision Drilling Corp.	1,886,993
28,340	Whiting Petroleum Corp.*	935,220
52,959	WPX Energy, Inc.*	615,913

		9,829,213

	Oil & Gas Services — 0.4%

36,500	Helix Energy Solutions Group, Inc.*	792,050
129,606	TETRA Technologies, Inc.*	865,768

		1,657,818

See accompanying Notes to the Schedule of Investments.	29

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Packaging & Containers — 0.3%

20,015	Rock-Tenn Co. Class A	1,220,515

	Pharmaceuticals — 0.8%

6,970	Jazz Pharmaceuticals Plc*	1,141,198
14,850	Quintiles Transnational Holdings, Inc.*	874,220
34,325	VCA, Inc.*	1,674,030

		3,689,448

	Pipelines — 0.6%

36,126	National Fuel Gas Co.	2,511,841

	Real Estate — 2.5%

109,075	CBRE Group, Inc.*	3,735,819
97,866	Forest City Enterprises, Inc. Class A*	2,084,546
261,893	Forestar Group, Inc.*	4,033,152
63,832	Hilltop Holdings, Inc.*	1,273,448

		11,126,965

	REITS — 5.6%

183,625	BioMed Realty Trust, Inc. REIT	3,955,282
320,571	Brandywine Realty Trust REIT	5,122,724
74,744	CBL & Associates Properties, Inc. REIT	1,451,528
98,859	DuPont Fabros Technology, Inc. REIT	3,286,073
31,399	Geo Group (The), Inc. REIT	1,267,264
100,725	Liberty Property Trust REIT	3,790,282
132,840	Ramco-Gershenson Properties Trust REIT	2,489,422
156,325	Strategic Hotels & Resorts, Inc. REIT*	2,068,180
103,100	Sunstone Hotel Investors, Inc. REIT	1,702,181

		25,132,936

	Retail — 2.7%

162,725	American Eagle Outfitters, Inc.	2,258,623
168	Biglari Holdings, Inc.*	67,118
40,275	Bloomin’ Brands, Inc.*	997,209
17,628	Bob Evans Farms, Inc.	902,201
32,673	Children’s Place (The), Inc.	1,862,361
52,175	Foot Locker, Inc.	2,931,191
97,423	Francesca’s Holdings Corp.*	1,626,964
56,764	Stage Stores, Inc.	1,175,015

		11,820,682

	Savings & Loans — 0.3%

9,150	BofI Holding, Inc.*	711,961
41,584	Dime Community Bancshares	676,988

		1,388,949

	Semiconductors — 5.5%

94,325	Integrated Device Technology, Inc.*	1,848,770

30	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Semiconductors — continued

6,810	Lam Research Corp.	540,305
535,840	Lattice Semiconductor Corp.*	3,691,938
193,782	Microsemi Corp.*	5,499,533
17,114	MKS Instruments, Inc.	626,372
190,935	Rambus, Inc.*	2,117,469
121,455	Rovi Corp.*	2,743,669
35,805	Skyworks Solutions, Inc.	2,603,382
249,070	Teradyne, Inc.	4,929,095

		24,600,533

	Shipbuilding — 0.1%

5,195	Huntington Ingalls Industries, Inc.	584,230

	Software — 3.0%

152,998	CSG Systems International, Inc.	3,835,660
58,160	Electronic Arts, Inc.*	2,734,392
363,890	Mitel Networks Corp.* ¤	3,889,984
38,850	PTC, Inc.*	1,423,853
35,405	VeriFone Systems, Inc.*	1,317,066

		13,200,955

	Telecommunications — 3.3%

36,950	ARRIS Group, Inc.*	1,115,520
21,800	Atlantic Tele-Network, Inc.	1,473,462
115,110	JDS Uniphase Corp.*	1,579,309
66,136	Knowles Corp.*	1,557,503
72,995	Level 3 Communications, Inc.*	3,604,493
89,094	NeuStar, Inc. Class A*	2,476,813
73,051	NTELOS Holdings Corp.	306,084
103,411	Telephone & Data Systems, Inc.	2,611,128

		14,724,312

	Textiles — 1.0%

35,681	UniFirst Corp.	4,333,457

	Transportation — 3.3%

203,555	Air Transport Services Group, Inc.*	1,742,431
60,550	Con-way, Inc.	2,977,849
18,112	Forward Air Corp.	912,301
22,250	GasLog, Ltd.	452,787
211,659	Marten Transport, Ltd.	4,626,866
215,250	Tsakos Energy Navigation, Ltd.	1,502,445
124,040	UTi Worldwide, Inc.*	1,497,163
36,620	Werner Enterprises, Inc.	1,140,713

		14,852,555

	Trucking & Leasing — 0.7%

52,345	GATX Corp.	3,011,931

See accompanying Notes to the Schedule of Investments.	31

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares		Description	Value ($)

		Water — 0.5%

119,501		PICO Holdings, Inc.*	2,252,594

		TOTAL COMMON STOCKS (COST $398,374,965)	419,304,958

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 6.4%

		Bank Deposit — 6.4%

28,436,404		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/15	28,436,404

		Securities Lending Collateral — 0.0%

123,559		State Street Navigator Securities Lending Prime Portfolio***	123,559

		TOTAL SHORT-TERM INVESTMENTS (COST $28,559,963)	28,559,963

		TOTAL INVESTMENTS — 100.4% (Cost $426,934,928)	447,864,921

		Other Assets and Liabilities (net) — (0.4)%	(1,777,702)

		NET ASSETS — 100.0%	$446,087,219

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	¤	Illiquid security. The total market value of this security at period end is $3,889,984 which represents 0.9% of net assets. The aggregate tax cost of this security held at December 31, 2014 was $3,617,273.

	***	Represents an investment of securities lending cash collateral.

32	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
49	Russell 2000 Mini Index	March 2015	$5,883,430	$222,610
103	S&P Mid 400 E-mini Index	March 2015	14,920,580	421,268

				$643,878

See accompanying Notes to the Schedule of Investments.	33

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.0
Futures Contracts	0.1
Short-Term Investments	6.4
Other Assets and Liabilities (net)	(0.5)

100.0%

34	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.4%

	Australia — 2.5%

2,469,158	Beach Energy, Ltd.	2,117,664
268,309	Bendigo & Adelaide Bank, Ltd.	2,795,188
294,129	BGP Holdings Plc¤	—
92,934	BHP Billiton, Ltd.****	2,210,458
1,228,387	Brambles, Ltd.	10,603,981
337,894	Computershare, Ltd.	3,239,247
79,730	CSL, Ltd.	5,627,285
769,965	Downer EDI, Ltd.	2,954,471
904,775	Fortescue Metals Group, Ltd.	1,998,604
38,248	iiNET, Ltd.	244,819
54,574	Macquarie Group, Ltd.	2,581,971
1,172,095	Metcash, Ltd.	1,766,792
376,383	Mineral Resources, Ltd.	2,309,215
256,386	Monadelphous Group, Ltd.	1,953,940
1,685,356	Myer Holdings, Ltd.	1,920,764
93,325	National Australia Bank, Ltd.	2,548,926
1,094,627	Sigma Pharmaceuticals, Ltd.	658,019
96,033	Sirtex Medical, Ltd.	2,215,571
3,355,604	Southern Cross Media Group, Ltd.	3,060,405

	Total Australia	50,807,320

	Austria — 0.3%

61,580	ams AG	2,238,691
78,351	OMV AG	2,073,297
63,219	Voestalpine AG	2,492,137

	Total Austria	6,804,125

	Belgium — 0.7%

6,799	Barco NV	479,179
135,805	Belgacom SA	4,917,477
49,618	bpost SA	1,241,948
53,785	Colruyt SA	2,493,979
37,055	Delhaize Group	2,691,745
21,757	Delhaize Group SA, Sponsored ADR	394,237
17,056	Groupe Bruxelles Lambert SA	1,451,761
25,818	Mobistar SA*	611,258

	Total Belgium	14,281,584

	Bermuda — 1.1%

734,889	Catlin Group, Ltd.	7,644,960
2,318,333	Esprit Holdings, Ltd.	2,770,818
224,721	Hiscox, Ltd.	2,524,190
407,822	Hongkong Land Holdings, Ltd.	2,744,926
47,200	Jardine Matheson Holdings, Ltd.	2,872,177
903,000	Luk Fook Holdings International, Ltd.	3,381,507

	Total Bermuda	21,938,578

See accompanying Notes to the Schedule of Investments.	35

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Brazil — 0.2%

92,655	Banco do Brasil SA	819,700
142,340	Ez Tec Empreendimentos e Participacoes SA	1,177,542
146,200	Light SA	927,490
106,600	Porto Seguro SA	1,209,231

	Total Brazil	4,133,963

	Canada — 0.9%

47,694	Air Canada*	488,779
48,222	Bankers Petroleum, Ltd.*	135,725
23,314	Black Diamond Group, Ltd.	256,439
58,156	Boardwalk Real Estate Investment Trust REIT	3,089,938
56,798	Canadian National Railway Co.	3,924,003
15,272	Fairfax Financial Holdings, Ltd.	8,027,013
14,818	Linamar Corp.	907,694
10,925	Progressive Waste Solutions, Ltd.	329,471

	Total Canada	17,159,062

	Cayman Islands — 1.1%

43,066	Alibaba Group Holding, Ltd., Sponsored ADR*	4,476,280
31,260	Baidu, Inc., Sponsored ADR*	7,126,342
117,517	Phoenix Group Holdings	1,511,310
586,450	Tencent Holdings, Ltd.	8,414,365

	Total Cayman Islands	21,528,297

	China — 0.3%

2,043,000	China CITIC Bank Corp., Ltd. Class H	1,629,696
1,454,048	China Petroleum & Chemical Corp. Class H	1,177,184
1,110,000	Huaneng Power International, Inc. Class H	1,501,510
738,000	Jiangxi Copper Co., Ltd. Class H	1,252,817
1,020,272	PetroChina Co., Ltd. Class H	1,131,592

	Total China	6,692,799

	Denmark — 2.8%

632	AP Moeller - Maersk AS Class A	1,209,374
2,114	AP Moeller - Maersk AS Class B	4,202,497
24,412	Christian Hansen Holding AS	1,086,332
20,876	D/S Norden AS	440,332
52,819	Danske Bank AS	1,421,765
33,273	DSV AS	1,010,897
418,133	GN Store Nord AS	9,103,474
23,106	Jyske Bank AS*	1,164,862
16,874	NKT Holding AS	902,462
98,443	Novo Nordisk AS Class B	4,165,755
63,301	Novo Nordisk AS, Sponsored ADR	2,678,898
35,874	Novozymes AS Class B	1,505,296
182,617	Pandora AS	14,814,219
80,384	Sydbank AS*	2,466,139
810,755	TDC AS	6,179,182
33,359	Topdanmark AS*	1,085,140

36	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued

4,948	Tryg AS	553,272
28,799	Vestas Wind Systems AS*	1,040,466

	Total Denmark	55,030,362

	Finland — 2.0%

169,170	Fortum OYJ	3,655,665
18,545	Kemira OYJ	221,515
86,678	Kone OYJ	3,936,780
22,647	Konecranes OYJ	650,917
16,200	Metso OYJ	483,178
209,060	Neste Oil OYJ	5,065,709
683,219	Nokia OYJ	5,377,299
717,572	Nokia OYJ, Sponsored ADR	5,640,116
171,405	Outokumpu OYJ*	973,913
56,977	Sponda OYJ	249,545
524,382	Stora Enso OYJ	4,667,579
120,596	Tieto OYJ	3,138,201
216,290	UPM-Kymmene OYJ	3,551,629
31,683	Wartsila OYJ Abp	1,421,747

	Total Finland	39,033,793

	France — 6.4%

230,694	Accor SA	10,336,516
69,296	Airbus Group NV	3,441,739
609,557	Alcatel-Lucent*	2,164,035
309,689	Alcatel-Lucent, Sponsored ADR*	1,099,396
36,063	AtoS	2,853,773
111,876	AXA SA	2,583,948
41,719	BNP Paribas	2,451,587
40,716	Cie de Saint-Gobain	1,714,114
27,944	Cie Generale des Etablissements Michelin	2,533,471
185,321	CNP Assurances	3,281,637
265,353	Danone SA	17,456,643
47,310	Dassault Systemes SA	2,879,211
16,509	Edenred	458,407
26,479	Eiffage SA	1,340,403
16,057	Essilor International SA	1,787,412
14,890	Euler Hermes Group	1,540,866
34,478	Faurecia	1,282,162
343,400	France Telecom SA	5,839,955
9,996	Ipsen SA	519,872
117,908	Legrand SA	6,172,351
131,674	Metropole Television SA	2,477,992
114,349	Neopost SA	6,490,176
21,962	Nexans SA*	669,437
103,621	Orange SA, Sponsored ADR	1,753,267
71,412	Pernod-Ricard SA	7,917,945
121,949	Rexel SA	2,177,625
63,929	Sanofi	5,826,229
116,280	Sanofi, ADR	5,303,531

See accompanying Notes to the Schedule of Investments.	37

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	France — continued

32,607	Schneider Electric SE	2,369,285
32,268	Societe Television Francaise 1	493,605
176,954	Technicolor*	992,443
51,472	Thales SA	2,777,225
232,179	Total SA	11,970,970
114,138	UBISOFT Entertainment*	2,089,597
24,776	Valeo SA	3,086,031

	Total France	128,132,856

	Germany — 7.2%

23,571	Adidas AG	1,642,856
15,412	Allianz AG	2,560,761
50,470	Aurubis AG	2,841,864
62,029	BASF SE	5,243,541
201,136	Bayer AG	27,497,186
35,669	Bayerische Motoren Werke AG	3,873,790
6,948	Bechtle AG	551,590
77,908	Brenntag AG	4,383,833
53,763	Continental AG	11,416,708
73,115	DaimlerChrysler AG	6,100,030
133,794	Deutsche Annington Immobilien SE	4,551,064
99,473	Deutsche Post AG	3,254,621
173,908	Deutsche Telekom AG	2,787,445
313,376	Deutsche Wohnen AG	7,445,888
116,064	Deutz AG	559,469
79,947	DIC Asset AG	716,429
14,890	DMG MORI SEIKI AG	423,358
267,625	E.ON AG	4,595,649
35,500	ElringKlinger AG	1,236,917
82,011	HeidelbergCement AG	5,834,122
650,411	Infineon Technologies AG	6,973,086
69,100	Jenoptik AG	866,561
73,619	K+S AG	2,044,322
72,307	Kloeckner & Co. SE*	779,246
15,896	KUKA AG	1,127,848
44,025	LEG Immobilien AG*	3,302,812
4,403	Manz AG*	298,047
28,048	Merck KGaA	2,660,789
29,011	MTU Aero Engines AG	2,533,056
12,715	Muenchener Rueckver AG	2,547,346
25,303	OSRAM Licht AG*	997,003
59,704	RWE AG	1,869,207
83,433	SAP SE	5,899,171
19,617	Software AG	479,309
110,558	Symrise AG	6,704,671
173,020	TAG Immobilien AG	2,013,992
36,708	United Internet AG	1,664,635
6,974	Volkswagen AG	1,519,596
19,819	Wirecard AG	874,217

	Total Germany	142,672,035

38	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — 0.9%

6,186,771	China Power International Development, Ltd.	3,122,035
788,000	CNOOC, Ltd.	1,065,928
506,000	Henderson Land Development Co., Ltd.	3,505,801
709,000	HKT Trust & HKT, Ltd.	920,650
221,000	Hutchison Whampoa, Ltd.	2,532,911
5,615,178	PCCW, Ltd.	3,839,606
5,408,000	Shougang Fushan Resources Group, Ltd.	1,159,108
263,000	Wharf Holdings, Ltd. (The)	1,888,618

	Total Hong Kong	18,034,657

	India — 1.1%

1,853,180	ICICI Bank, Ltd.	10,268,168
190,621	Tata Consultancy Services, Ltd.	7,736,172
612,897	Tata Motors, Ltd.	4,777,634

	Total India	22,781,974

	Indonesia — 0.6%

7,302,900	Bank Mandiri Persero Tbk PT	6,303,493
13,222,800	Bank Tabungan Negara Persero Tbk PT	1,276,629
2,554,900	Perusahaan Gas Negara Persero Tbk PT	1,230,652
5,539,700	Telekomunikasi Indonesia Persero Tbk PT	1,271,404
851,096	United Tractors Tbk PT	1,182,023

	Total Indonesia	11,264,201

	Ireland — 0.4%

28,693	Accenture Plc Class A	2,562,572
5,384,912	Governor & Co. of the Bank of Ireland (The)*	2,007,773
129,982	Smurfit Kappa Group Plc	2,918,809

	Total Ireland	7,489,154

	Isle of Man — 0.0%

32,703	Playtech Plc	350,919

	Israel — 0.3%

97,621	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	5,614,184

	Italy — 1.3%

34,054	Azimut Holding Spa	734,655
1,568,073	Banca Popolare di Milano Scarl*	1,015,282
617,294	Beni Stabili Spa REIT	433,506
7,697	Danieli & C. Officine Meccaniche Spa	190,433
12,685	Danieli & C. Officine Meccaniche Spa-RSP	210,718
654,992	Enel Green Power Spa	1,360,860
1,247,847	Enel Spa	5,579,429
119,941	ENI Spa	2,094,795
29,857	Exor Spa	1,218,086
273,058	Immobiliare Grande Distribuzione SIIQ Spa REIT	212,654
149,293	Mediobanca Spa	1,208,782

See accompanying Notes to the Schedule of Investments.	39

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

4,368	Societa Cattolica di Assicurazioni SCRL	30,144
1,175,670	Telecom Italia Spa*	1,246,821
1,604,118	Telecom Italia Spa-RNC	1,340,778
1,119,499	UniCredit Spa	7,135,136
558,742	Unipol Gruppo Finanziario Spa	2,759,375

	Total Italy	26,771,454

	Japan — 22.0%

77,000	77 Bank, Ltd. (The)	405,630
39,000	Air Water, Inc.	617,658
8,500	Alpine Electronics, Inc.	139,645
295,500	Amada Co., Ltd.	2,531,136
17,800	Amano Corp.	183,218
69,200	Aoyama Trading Co., Ltd.	1,516,820
275,000	Asahi Glass Co., Ltd.	1,341,568
130,000	Asahi Kasei Corp.	1,190,226
307,500	Astellas Pharma, Inc.	4,275,560
14,500	Azbil Corp.	334,950
122,000	Bank of Yokohama, Ltd. (The)	661,518
71,400	Bridgestone Corp.	2,478,833
172,200	Brother Industries, Ltd.	3,121,186
126,000	Calsonic Kansei Corp.	698,782
219,700	Canon, Inc.	6,971,391
14,725	Canon, Inc., Sponsored ADR	466,194
203,000	Central Glass Co., Ltd.	735,642
38,000	Central Japan Railway Co.	5,695,360
235,294	Chiba Bank, Ltd. (The)	1,542,821
78,600	Chugai Pharmaceutical Co., Ltd.	1,930,278
123,300	Citizen Holdings Co., Ltd.	947,678
102,300	COMSYS Holdings Corp.	1,392,644
395,300	Dai-ichi Life Insurance Co., Ltd. (The)	5,992,809
67,000	Daicel Corp.	783,701
107,100	Daiichi Sanyko Co., Ltd.	1,495,873
141,160	Daikin Industries, Ltd.	9,095,708
312,246	Daiwa Securities Group, Inc.	2,429,319
525,000	Denki Kagaku Kogyo KK	1,930,751
48,400	East Japan Railway Co.	3,622,681
19,000	Fanuc, Ltd.	3,132,726
218,000	Fuji Electric Holdings Co., Ltd.	868,814
431,400	Fuji Heavy Industries, Ltd.	15,177,203
174,900	Fuji Media Holdings, Inc.	2,149,263
318,400	FUJIFILM Holdings Corp.	9,599,708
394,000	Fujikura, Ltd.	1,606,992
341,000	Fujitsu, Ltd.	1,814,718
399,000	Fukuoka Financial Group, Inc.	2,058,049
69,197	Glory, Ltd.	1,847,529
231,294	Hachijuni Bank, Ltd. (The)	1,487,390
249,000	Hankyu Hanshin Holdings, Inc.	1,338,337
111,000	Haseko Corp.	891,784

40	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

15,300	Heiwa Corp.	305,240
18,900	Hino Motors, Ltd.	247,014
34,900	Hirose Electric Co., Ltd.	4,059,030
32,900	Hitachi Chemical Co., Ltd.	582,241
61,800	Hitachi Construction Machinery Co., Ltd.	1,309,016
31,300	Hitachi High-Technologies Corp.	902,239
59,500	Hitachi Koki Co., Ltd.	449,339
345,000	Hitachi, Ltd.	2,522,033
89,037	Honda Motor Co., Ltd., Sponsored ADR	2,628,372
52,300	Honda Motor Co., Ltd.	1,519,409
10,200	Hoshizaki Electric Co., Ltd.	489,075
53,100	Hoya Corp.	1,776,134
91,900	Ibiden Co., Ltd.	1,349,262
17,500	IBJ Leasing Co., Ltd.	347,737
326,000	Inpex Holdings, Inc.	3,613,612
48,900	Ito En, Ltd.	880,169
63,200	Japan Airlines Co., Ltd.	1,844,338
31,100	Japan Exchange Group, Inc.	723,884
49,400	Japan Petroleum Exploration Co., Ltd.	1,546,403
380,500	Japan Tobacco, Inc.	10,437,780
134,100	JFE Holdings, Inc.	2,981,999
332,714	Joyo Bank, Ltd. (The)	1,649,479
50,300	JSR Corp.	862,914
44,600	JTEKT Corp.	754,662
302,600	Kaneka Corp.	1,625,552
130,900	Kansai Electric Power*	1,244,150
377,308	Kao Corp.	14,870,366
630,000	Kawasaki Kisen Kaisha, Ltd.	1,688,221
224,300	KDDI Corp.	14,021,040
27,200	Keyence Corp.	12,036,354
20,400	Kiyo Bank, Ltd. (The)	258,023
57,500	Kobayashi Pharmaceutical Co., Ltd.	3,351,975
1,100,000	Kobe Steel, Ltd.	1,900,998
152,000	Komatsu, Ltd.	3,366,537
300,000	Konica Minolta Holdings, Inc.	3,232,867
65,386	Kose Corp.	2,555,168
580,000	Kubota Corp.	8,414,248
13,400	Kurita Water Industries, Ltd.	279,675
33,400	Kyocera Corp.	1,529,381
29,000	Makita Corp.	1,310,807
70,700	Maruichi Steel Tube, Ltd.	1,504,650
219,000	Meidensha Corp.	687,807
67	MID Reit, Inc. REIT	167,723
46,000	Minebea Co., Ltd.	672,653
720,600	Mitsubishi Chemical Holdings Corp.	3,505,749
165,500	Mitsubishi Co.	3,032,338
450,000	Mitsubishi Electric Corp.	5,352,575
289,000	Mitsubishi Heavy Industries, Ltd.	1,596,398
133,000	Mitsubishi Materials Corp.	441,699
112,400	Mitsubishi Tanabe Pharma Corp.	1,645,538

See accompanying Notes to the Schedule of Investments.	41

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

415,900	Mitsubishi UFJ Financial Group, Inc.	2,277,421
203,900	Mitsubishi UFJ Lease & Finance Co., Ltd.	962,607
229,900	Mitsui & Co., Ltd.	3,070,394
183,000	Mitsui Mining & Smelting Co., Ltd.	440,418
1,347,500	Mizuho Financial Group, Inc.	2,262,031
106,800	MS&AD Insurance Group Holdings	2,534,266
22,600	Murata Manufacturing Co., Ltd.	2,466,310
51,000	Nachi-Fujikoshi Corp.	313,688
33,300	Namura Shipbuilding Co., Ltd.	356,564
281,000	NEC Corp.	818,414
215,900	Nidec Corp.	13,990,385
60,600	Nihon Kohden Corp.	2,979,830
91,000	Nippon Electric Glass Co., Ltd.	409,839
254,000	Nippon Express Co., Ltd.	1,290,558
187,000	Nippon Steel & Sumitomo Metal Corp.	463,635
28,100	Nippon Telegraph & Telephone Corp.	1,444,583
146,900	Nippon Television Network Corp.	2,159,430
43,100	Nissan Chemical Industries, Ltd.	776,492
242,400	Nissan Motor Co., Ltd.	2,109,338
79,000	Nisshinbo Holdings, Inc.	817,509
31,700	Nitto Denko Corp.	1,771,075
208,800	Nomura Holdings, Inc.	1,187,054
279,941	Nomura Research Institute, Ltd.	8,587,606
574,241	North Pacific Bank, Ltd.	2,220,176
103,000	NSK, Ltd.	1,218,705
94,200	Obic Co., Ltd.	3,019,502
65,600	Omron Corp.	2,937,401
838,900	Orix Corp.	10,476,939
68,200	Otsuka Holdings Co., Ltd.	2,043,488
37,000	PanaHome Corp.	235,120
150,500	Panasonic Corp.	1,766,479
609,800	Pioneer Corp.*	1,162,998
142,900	Resona Holdings, Inc.	720,541
269,100	Ricoh Co., Ltd.	2,731,055
23,900	Rohm Co., Ltd.	1,448,591
39,534	Sankyo Co., Ltd.	1,361,202
73,433	Santen Pharmaceutical Co., Ltd.	3,926,063
77,000	Sanwa Holdings Corp.	536,046
76,700	Seiko Epson Corp.	3,218,572
36,500	Seven Bank, Ltd.	153,473
12,500	Shin-Etsu Chemical Co., Ltd.	812,435
62,000	Showa Corp.	572,946
641,000	Showa Denko KK	791,025
88,400	SKY Perfect JSAT Holdings, Inc.	523,231
2,500	SMC Corp.	650,393
31,400	Sompo Japan Nipponkoa Holdings, Inc.	788,326
77,300	Sony Corp.	1,572,228
88,131	Sony Corp., Sponsored ADR	1,804,042
272,900	Sony Financial Holdings, Inc.	4,020,323
467,000	Sumitomo Chemical Co., Ltd.	1,847,197

42	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

122,100	Sumitomo Corp.	1,252,885
77,100	Sumitomo Dainippon Pharma Co., Ltd.	748,671
92,700	Sumitomo Electric Industries, Ltd.	1,155,493
122,300	Sumitomo Forestry Co., Ltd.	1,197,243
186,000	Sumitomo Heavy Industries, Ltd.	998,621
189,641	Sumitomo Mitsui Financial Group	6,845,632
62,291	Sumitomo Mitsui Financial Group, Sponsored ADR	453,478
30,900	Suzuken Co., Ltd.	853,167
244,700	Suzuki Motor Corp.	7,348,870
52,000	Sysmex Corp.	2,304,676
358,400	T&D Holdings, Inc.	4,307,555
18,000	Tadano, Ltd.	222,731
44,700	Takeda Pharmaceutical Co., Ltd.	1,853,078
40,300	TDK Corp.	2,372,185
218,200	Terumo Corp.	4,964,671
21,100	THK Co., Ltd.	508,937
196,000	Tobu Railway Co., Ltd.	836,792
136,600	Tohoku Electric Power Co., Inc.	1,585,283
22,200	Tokai Rika Co., Ltd.	465,899
247,300	Tokio Marine Holdings, Inc.	8,023,304
37,700	Tokyo Ohka Kogyo Co., Ltd.	1,152,481
262,000	Tokyu Corp.	1,623,827
12,300	Topcon Corp.	261,979
248,000	Toppan Printing Co., Ltd.	1,612,947
367,000	Toshiba Corp.	1,552,533
97,000	Toshiba TEC Corp.	667,739
255,000	Toyo Ink SC Holdings Co., Ltd.	1,255,105
76,000	Toyo Suisan Kaisha, Ltd.	2,451,624
106,900	Toyo Tire & Rubber Co., Ltd.	2,094,473
25,400	Toyota Industries Corp.	1,296,626
119,900	Toyota Motor Corp.	7,469,860
134,000	Toyota Tsusho Corp.	3,094,110
95,200	TS Tech Co., Ltd.	2,227,606
92,000	Tsubakimoto Chain Co.	732,336
7,600	Ushio, Inc.	79,424
262,070	USS Co., Ltd.	4,029,123
7,400	West Japan Railway Co.	350,320
26,000	Yamaguchi Financial Group, Inc.	267,592
96,300	Yamaha Corp.	1,428,995
426,462	Yamato Holdings Co., Ltd.	8,389,159
33,200	Yokogawa Electric Corp.	365,110
195,000	Yokohama Rubber Co., Ltd. (The)	1,779,820

	Total Japan	439,105,870

	Luxembourg — 0.3%

189,428	Gagfah SA*	4,238,359
209,469	Subsea 7 SA	2,123,426

	Total Luxembourg	6,361,785

See accompanying Notes to the Schedule of Investments.	43

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Malaysia — 0.2%

1,026,700	Genting Malaysia Bhd	1,192,352
440,400	Sime Darby Bhd	1,155,567
328,600	Tenaga Nasional Bhd	1,294,972

	Total Malaysia	3,642,891

	Malta — 0.1%

26,735	Unibet Group Plc, ADR	1,675,251

	Mexico — 0.5%

893,630	Cemex SAB de CV, Sponsored ADR*	9,106,090

	Netherlands — 4.4%

832,626	Aegon NV	6,247,196
107,528	Aegon NV, ADR	806,460
161,619	Akzo Nobel NV	11,207,417
60,978	ASM International NV	2,567,535
160,821	ASML Holding NV	17,229,828
9,217	ASML Holding NV, ADR	993,869
72,154	BinckBank NV	614,907
48,667	Boskalis Westminster NV	2,660,699
25,036	Corio NV REIT	1,221,822
16,854	Eurocommercial Properties NV REIT	714,945
17,435	Heineken Holding NV	1,092,871
149,394	Heineken NV	10,612,842
1,298,562	ING Groep NV, ADR*	16,813,275
155,557	Koninklijke Ahold NV	2,765,186
187,437	PostNL NV*	697,358
85,475	QIAGEN NV*	2,001,665
15,975	Randstad Holding NV	768,263
446,877	STMicroelectronics NV	3,330,952
117,738	STMicroelectronics NV (Euronext Exchange)	878,043
98,617	TomTom NV*	653,490
32,566	Unilever NV, ADR	1,271,377
10,964	Vastned Retail NV REIT	495,304
22,429	Wereldhave NV	1,539,417

	Total Netherlands	87,184,721

	New Zealand — 0.4%

935,185	Air New Zealand, Ltd.	1,801,842
87,814	Auckland International Airport, Ltd.	289,579
334,864	Fisher & Paykel Healthcare Corp., Ltd.	1,632,761
233,657	Ryman Healthcare, Ltd.	1,554,260
173,075	Sky Network Television, Ltd.	816,557
510,132	Spark New Zealand, Ltd.	1,238,461

	Total New Zealand	7,333,460

	Norway — 1.3%

357,476	DnB NOR ASA	5,239,440
161,057	Fred Olsen Energy ASA	1,459,379

44	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Norway — continued

15,366	Leroy Seafood Group ASA	559,575
104,647	Marine Harvest ASA	1,425,459
409,665	Norsk Hydro ASA	2,290,427
157,623	Orkla ASA	1,067,862
51,048	Salmar ASA	865,501
91,036	SpareBank 1 SMN	705,067
108,759	Statoil ASA	1,894,615
586,479	Storebrand ASA*	2,269,185
102,703	TGS Nopec Geophysical Co. ASA	2,208,913
112,961	Yara International ASA	5,021,788

	Total Norway	25,007,211

	Portugal — 0.1%

782,528	Banco Espirito Santo SA* **** ¤	113,628
60,872	CTT-Correios de Portugal SA	586,742
593,892	EDP - Energias de Portugal SA	2,296,834

	Total Portugal	2,997,204

	Singapore — 0.4%

197,000	DBS Group Holdings, Ltd.	3,041,126
553,144	UOL Group, Ltd.	2,901,816
3,140,243	Yangzijiang Shipbuilding Holdings, Ltd.	2,850,941

	Total Singapore	8,793,883

	South Africa — 0.2%

122,155	Foschini Group, Ltd. (The)	1,399,589
49,684	Kumba Iron Ore, Ltd.	1,020,805
25,087	Sasol, Ltd.	937,103

	Total South Africa	3,357,497

	South Korea — 0.4%

18,855	Daelim Industrial Co., Ltd.	1,119,557
46,599	Hyundai Marine & Fire Insurance Co., Ltd.	1,100,482
7,707	Hyundai Motor Co.	1,170,064
24,290	Kia Motors Corp.	1,147,632
30,150	Korea Electric Power Corp.	1,161,143
38,984	KT Corp.	1,103,071
1,162	Samsung Electronics Co., Ltd.	1,396,784

	Total South Korea	8,198,733

	Spain — 3.3%

300,187	Abengoa SA	651,043
18,524	Acciona SA*	1,243,664
60,164	Acerinox SA	899,406
60,972	ACS Actividades de Construccion y Servicios SA	2,111,149
239,858	Amadeus IT Holding SA	9,531,288
12,097	Antena 3 de Television SA	170,144
4,373,220	Bankia SA*	6,483,363

See accompanying Notes to the Schedule of Investments.	45

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Spain — continued

7,418	Construcciones y Auxiliar de Ferrocarriles SA	2,705,876
526,669	Duro Felguera SA	2,128,312
129,579	Endesa SA	2,573,619
279,018	Gamesa Corp. Tecnologica SA*	2,513,260
148,113	Gas Natural SDG SA	3,726,056
26,221	Grifols SA, ADR	891,252
1,796,593	Iberdrola SA	12,087,791
137,628	Inditex SA	3,943,447
67,843	Indra Sistemas SA	657,321
20,191	Let’s GOWEX SA* **** ¤	—
883,338	Mapfre SA	2,974,701
67,059	Mediaset Espana Comunicacion SA*	837,490
65,657	Obrascon Huarte Lain SA	1,456,126
32,469	Red Electrica Corp. SA	2,850,357
115,655	Repsol VPF SA	2,149,813
205,155	Sacyr SA*	698,515
171,436	Telefonica SA	2,452,214

	Total Spain	65,736,207

	Sweden — 2.9%

8,176	Castellum AB	127,005
37,221	Electrolux AB Class B	1,087,550
76,735	Hennes & Mauritz AB Class B	3,169,810
83,508	Holmen AB Class B	2,838,416
35,054	Hufvudstaden AB Class A	453,123
237,695	Industrivarden AB Class C	4,111,199
18,889	Investment AB Kinnevik Class B	610,038
16,401	Investor AB Class A	585,606
83,102	Investor AB Class B	2,998,978
32,771	JM AB	1,034,574
21,201	L E Lundbergforetagen AB Class B	911,150
281,283	Nordea Bank AB	3,235,108
143,522	Ratos AB Class B	859,613
1,227,818	Skandinaviska Enskilda Banken AB	15,466,413
47,672	SSAB AB Class A*	274,183
9,037	Swedish Match AB	280,696
1,522,963	Telefonaktiebolaget LM Ericsson Class B	18,367,464
50,126	Trelleborg AB Class B	840,723

	Total Sweden	57,251,649

	Switzerland — 7.2%

26,295	Actelion, Ltd.*	3,026,840
12,028	Ascom Holding AG	184,194
20,595	Baloise-Holding AG	2,631,755
10,090	Bucher Industries AG	2,514,052
96,387	Credit Suisse Group AG*	2,417,646
2,532	Forbo Holding AG*	2,533,973
40,846	GAM Holding AG*	735,030
16,807	Geberit AG	5,714,740

46	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

4,503	Georg Fischer AG*	2,834,784
10,186	Givaudan SA*	18,223,227
5,396	Helvetia Holding AG	2,560,592
40,250	Julius Baer Group, Ltd.*	1,837,827
1,016	Kaba Holding AG*	512,584
37,689	Kudelski SA	457,974
97,370	Logitech International SA	1,317,770
10,329	Lonza Group AG*	1,164,694
243,099	Nestle SA	17,829,395
365,062	Novartis AG	33,592,417
29,539	Novartis AG, Sponsored ADR	2,737,084
4,075	Rieter Holding AG*	675,160
72,964	Roche Holding AG	19,787,143
46,015	Roche Holding AG, Sponsored ADR	1,564,050
10,585	Schindler Holding AG	1,528,185
304	Sika AG	892,128
16,534	Sonova Holding AG	2,425,112
11,481	Swiss Life Holding*	2,714,625
68,320	Temenos Group AG*	2,424,469
2,607	U-Blox AG*	358,768
25,133	Zurich Insurance Group AG	7,874,575

	Total Switzerland	143,070,793

	Taiwan — 0.7%

639,971	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	14,322,551

	Thailand — 0.1%

18,800	PTT Exploration & Production PCL	63,769
252,600	PTT Exploration & Production PCL (Foreign Shares)	856,817
634,000	PTT Global Chemical PCL	984,174
43,200	PTT Global Chemical PCL Class C	67,061

	Total Thailand	1,971,821

	United Kingdom — 16.6%

408,754	Aberdeen Asset Management Plc	2,731,257
1,811,302	Afren Plc*	1,301,543
597,282	Amlin Plc	4,420,203
237,170	Antofagasta Plc	2,754,758
956,099	Ashtead Group Plc	16,910,123
228,517	Associated British Foods Plc	11,107,271
38,633	AstraZeneca Plc	2,718,795
182,647	AstraZeneca Plc, Sponsored ADR	12,854,696
332,106	Aviva Plc	2,489,563
262,162	Beazley Plc	1,161,951
108,064	Bellway Plc	3,247,575
43,526	Berendsen Plc	742,446
121,947	Berkeley Group Holdings Plc	4,674,860
450,504	BG Group Plc	5,999,034
385,136	BP Plc	2,446,532

See accompanying Notes to the Schedule of Investments.	47

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

151,394	British American Tobacco Plc	8,229,246
1,433,706	BT Group Plc	8,903,526
164,344	BTG Plc*	2,023,559
353,824	Bunzl Plc	9,649,208
458,385	Cairn Energy Plc*	1,258,814
102,150	Carnival Plc	4,614,181
534,655	Centrica Plc	2,302,091
1,428,204	Cobham Plc	7,164,572
828,515	Compass Group Plc	14,127,363
68,639	Dialog Semiconductor Plc*	2,426,463
261,800	Evraz Plc	624,606
610,980	Friends Life Group, Ltd.	3,455,714
554,768	GKN Plc	2,943,812
512,790	GlaxoSmithKline Plc	10,975,736
95,292	Greene King Plc	1,105,945
389,279	Halma Plc	4,151,711
94,232	Hargreaves Lansdown Plc	1,469,849
634,261	HSBC Holdings Plc	5,996,568
276,706	IG Group Holdings Plc	3,085,457
166,353	Indivior Plc*	387,523
128,835	Intermediate Capital Group Plc	917,644
147,993	Jardine Lloyd Thompson Group Plc	2,053,824
1,096,956	Man Group Plc	2,715,324
371,951	Meggitt Plc	2,974,374
170,296	Mondi Plc	2,746,785
953,138	Old Mutual Plc	2,804,265
547,416	Pace Plc	2,938,116
718,032	QinetiQ Group Plc	2,090,597
307,981	Reckitt Benckiser Group Plc	24,855,601
1,936,500	Royal Bank of Scotland Group Plc*	11,760,460
69,768	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	2,333,549
116,487	Royal Dutch Shell Plc Class A (London Exchange)	3,862,743
256,413	Shire Plc	18,149,610
28,214	Shire Plc, ADR	5,996,604
810,654	Smith & Nephew Plc	14,889,320
121,670	Smith & Nephew Plc, Sponsored ADR	4,470,156
78,339	Spectris Plc	2,555,334
717,334	St James’s Place Plc	9,018,676
150,200	Standard Chartered Plc	2,235,769
182,803	SVG Capital Plc*	1,255,204
167,928	TalkTalk Telecom Group Plc	789,394
274,783	Tate & Lyle Plc	2,582,242
1,517,493	Taylor Wimpey Plc	3,235,276
97,034	Ultra Electronics Holdings Plc	2,707,737
120,154	United Business Media, Ltd.	897,148
251,831	Vedanta Resources Plc	2,224,687
2,885,414	Vodafone Group Plc	9,890,875
57,313	Vodafone Group Plc, Sponsored ADR	1,958,385
152,688	Whitbread Plc	11,272,603
15,148	WPP Plc, Sponsored ADR	1,576,907

48	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

122,709	WPP Plc	2,546,805

	Total United Kingdom	330,762,565

	United States — 1.2%

111,021	Analog Devices, Inc.	6,163,886
129,693	Colgate-Palmolive Co.	8,973,458
48,314	Sigma-Aldrich Corp.	6,632,063
51,828	Texas Instruments, Inc.	2,770,984

	Total United States	24,540,391

	TOTAL COMMON STOCKS (COST $1,762,275,233)	1,840,941,890

	INVESTMENT COMPANY — 0.9%

	United States — 0.9%

302,168	iShares MSCI EAFE Index Fund	18,383,901

	TOTAL INVESTMENT COMPANY (COST $18,597,137)	18,383,901

	PREFERRED STOCKS — 1.1%

	Brazil — 0.1%

61,200	Telefonica Brasil SA, 6.45%	1,080,918

	Germany — 1.0%

11,957	Bayerische Motoren Werke AG, 3.94%	981,327
101,400	Henkel AG & Co. KGaA, 1.35%	10,968,900
28,649	Porsche Automobil Holding SE, 3.03%	2,327,761
28,128	Volkswagen AG, 2.26%	6,283,004

	Total Germany	20,560,992

	TOTAL PREFERRED STOCKS (COST $18,864,001)	21,641,910

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

4,781,405	OTC Euro versus Japanese Yen with Deutsche Bank Securities, Strike Price $0.01, Expires 09/18/15	93,960
3,191,417	OTC Euro versus Japanese Yen with JP Morgan Securities, Inc., Strike Price $0.01, Expires 07/03/15	12,655
9,336,730	OTC Euro versus Japanese Yen with UBS AG, Strike Price $0.01, Expires 04/24/15	61,529

	TOTAL CALL OPTIONS PURCHASED (COST $346,100)	168,144

	Put Options — 0.0%

1,181,029,408	OTC Japanese Yen versus U.S. Dollar with JP Morgan Securities, Inc., Strike Price $116.50, Expires 07/03/15	457,616

	TOTAL PUT OPTIONS PURCHASED (COST $97,067)	457,616

	TOTAL OPTIONS PURCHASED (COST $443,167)	625,760

See accompanying Notes to the Schedule of Investments.	49

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 5.5%

		Bank Deposit — 5.5%

108,329,844		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/15	108,329,844

		TOTAL SHORT-TERM INVESTMENTS (COST $108,329,844)	108,329,844

		TOTAL INVESTMENTS — 99.9% (Cost $1,908,509,382)	1,989,923,305

		Other Assets and Liabilities (net) — 0.1%	1,978,430

		NET ASSETS — 100.0%	$1,991,901,735

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	¤	Illiquid security. The total market value of the securities at period end is $113,628 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2014 was $1,457,972.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $2,324,086 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2014 was $4,160,344.

50	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
1,009	MSCI EAFE E-mini Index	March 2015	$88,686,055	$(880,901)

See accompanying Notes to the Schedule of Investments.	51

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Pharmaceuticals	8.4
Insurance	6.3
Banks	6.0
Telecommunications	5.7
Chemicals	5.6
Food	3.4
Auto Manufacturers	3.3
Semiconductors	3.3
Oil & Gas	2.7
Electronics	2.6
Retail	2.6
Electric	2.3
Transportation	2.3
Auto Parts & Equipment	2.2
Commercial Services	2.2
Building Materials	2.0
Health Care — Products	2.0
Household Products & Wares	1.9
Diversified Financial Services	1.7
Real Estate	1.7
Computers	1.5
Electrical Components & Equipment	1.5
Software	1.5
Machinery — Diversified	1.4
Cosmetics & Personal Care	1.3
Aerospace & Defense	1.1
Internet	1.1
Beverages	1.0
Engineering & Construction	1.0
Miscellaneous — Manufacturing	1.0
Agriculture	0.9
Forest Products & Paper	0.9
Unaffiliated Fund	0.9
Holding Companies — Diversified	0.8
Home Furnishings	0.8
Distribution & Wholesale	0.7
Food Service	0.7
Iron & Steel	0.7
Home Builders	0.6
Lodging	0.6
Office & Business Equipment	0.6
Machinery — Construction & Mining	0.5
Media	0.5
Mining	0.5
Gas	0.4
Investment Companies	0.4
Metal Fabricate & Hardware	0.4
REITS	0.4
Biotechnology	0.3
Hand & Machine Tools	0.3
Leisure Time	0.3

52	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Oil & Gas Services	0.3
Advertising	0.2
Airlines	0.2
Apparel	0.2
Energy-Alternate Sources	0.2
Entertainment	0.2
Coal	0.1
Health Care — Services	0.1
Shipbuilding	0.1
Environmental Control	0.0
Textiles	0.0
Short-Term Investments and Other Assets and Liabilities (net)	5.6

100.0%

See accompanying Notes to the Schedule of Investments.	53

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 97.6%

	Asset Backed Securities — 11.6%

750,000	A Voce CLO, Ltd., Series 2014-1A, Class A1A, 1.68%, due 07/15/26† 144A	743,662
1,700,000	AIMCO CLO, Series 2014-AA, Class A, 1.76%, due 07/20/26† 144A	1,692,160
1,000,000	AIMCO CLO, Series 2014-AA, Class B1, 2.22%, due 07/20/26† 144A	971,227
1,500,000	AIMCO CLO, Series 2014-AA, Class B2, 4.58%, due 07/20/26 144A	1,488,745
1,470,000	Ally Auto Receivables Trust, Series 2014-2, Class A4, 1.84%, due 01/15/20	1,475,139
2,803,000	Ally Auto Receivables Trust, Series 2014-SN2, Class A3, 1.03%, due 09/20/17	2,797,496
250,000	ALM XI CLO, Ltd., Series 2014-11A, Class A2A, 2.23%, due 10/17/26† 144A	243,713
1,000,000	American Express Credit Account Master Trust, Series 2013-1, Class B, 0.86%, due 02/16/21†	1,006,676
903,657	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV1, 0.92%, due 09/25/33†	875,261
259,344	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 0.85%, due 04/25/34†	256,224
1,000,000	Anchorage Capital CLO 3, Ltd., Series 2014-3A, Class A2A, 2.48%, due 04/28/26† 144A	975,008
750,000	Anchorage Capital CLO 5, Ltd., Series 2014-5A, Class A, 1.83%, due 10/15/26† 144A	748,934
452,734	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.13%, due 12/15/33†	437,184
9,188	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.80%, due 05/28/44†	9,195
89,779	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 0.74%, due 09/25/34†	88,456
7,300,000	BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.99%, due 08/21/17	7,300,996
1,232,781	BNSF Railway Co. 2007-1 Pass Through Trust, 6.00%, due 04/01/24	1,385,153
700,397	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass Through Trust, 5.72%, due 01/15/24	800,051
1,800,000	Chase Issuance Trust, Series 2012-A3, Class A3, 0.79%, due 06/15/17	1,802,553
2,360,000	Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, due 10/16/17	2,359,221
765,000	Chase Issuance Trust, Series 2013-A5, Class A, 0.47%, due 05/15/17	764,953
1,900,000	Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, due 10/15/18	1,900,709
2,000,000	Chase Issuance Trust, Series 2014-A7, Class A, 1.38%, due 11/15/19	1,993,308
1,528,000	Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2, 1.02%, due 02/22/19	1,522,849
715,938	Colony American Homes, Series 2014-1A, Class A, 1.40%, due 05/17/31† 144A	712,985
3,175,702	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	4,057,490
1,195,178	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	1,386,406
1,000,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.26%, due 11/15/25 144A	1,006,470
1,000,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, due 04/15/26 144A	1,003,816
1,390,000	Ford Credit Auto Owner Trust, Series 2014-C, Class A3, 1.06%, due 05/15/19	1,386,641
3,320,000	Ford Credit Floorplan Master Owner Trust, Series 2013-5, Class A1, 1.50%, due 09/15/18	3,349,045
5,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, due 03/10/39	5,338,730
367,904	Home Equity Asset Trust, Series 2003-8, Class M1, 1.25%, due 04/25/34†	349,390
3,500,000	HSBC Home Equity Loan Trust, Series 2006-3, Class M1, 0.43%, due 03/20/36†	3,392,242
250,000	ICG US CLO, Ltd., Series 2014-3A, Class A1B, 3.32%, due 01/25/27**** 144A	246,025
3,450,000	Invitation Homes Trust, Series 2014-SFR1, Class A, 1.16%, due 06/17/31† 144A	3,412,861
500,000	KVK CLO, Ltd., Series 2014-2A, Class A, 1.78%, due 07/15/26† 144A	495,394
1,750,000	Magnetite CLO, Ltd., Series 2014-8A, Class A, 1.71%, due 04/15/26† 144A	1,740,034
250,000	Magnetite XI CLO, Ltd., Series 2014-11A, Class A1, 1.68%, due 01/18/27† 144A	250,062
1,570,000	MMAF Equipment Finance LLC, Series 2014-AA, Class A5, 2.33%, due 12/08/25 144A	1,576,329
319,210	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.19%, due 10/25/33†	303,340

54	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

378,435	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.37%, due 06/25/33†	370,382
227,556	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.22%, due 06/25/33†	215,875
380,698	New Century Home Equity Loan Trust, Series 2003-A, Class A, 0.88%, due 10/25/33† 144A	361,637
750,000	Regatta IV Funding CLO, Ltd., Series 2014-1A, Class A2, 1.80%, due 07/25/26† 144A	746,483
863,988	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.85%, due 05/25/35†	829,238
500,000	Seneca Park CLO, Ltd., Series 2014-1A, Class B2, 4.35%, due 07/17/26 144A	492,944
1,800,000	SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, due 10/15/30 144A	1,871,031
318,135	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	363,894
2,471,866	Small Business Administration Participation Certificates, Series 2010-20D, Class 1, 4.36%, due 04/01/30	2,693,527
1,755,508	Small Business Administration Participation Certificates, Series 2010-20G, Class 1, 3.80%, due 07/01/30	1,870,201
2,188,435	Small Business Administration Participation Certificates, Series 2010-20I, Class 1, 3.21%, due 09/01/30	2,265,102
1,866,280	Small Business Administration Participation Certificates, Series 2011-20F, Class 1, 3.67%, due 06/01/31	1,978,935
3,625,340	Small Business Administration Participation Certificates, Series 2012-20C, Class 1, 2.51%, due 03/01/32	3,639,549
3,497,779	Small Business Administration Participation Certificates, Series 2013-20H, Class 1, 3.16%, due 08/01/33	3,610,428
4,794,385	Small Business Administration Participation Certificates, Series 2014-20C, Class 1, 3.21%, due 03/01/34	4,967,825
4,314,348	Small Business Administration Participation Certificates, Series 2014-20D, Class 1, 3.11%, due 04/01/34	4,439,189
3,015,000	Small Business Administration Participation Certificates, Series 2014-20I, Class 1, 2.92%, due 09/01/34	3,068,776
500,000	THL Credit Wind River CLO, Ltd., Series 2014-3A, Class A, 1.86%, due 01/22/27† †††† **** 144A	498,000
64,756	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 07/15/18	71,879
1,300,000	Washington Mill CLO, Ltd., Series 2014-1A, Class A1, 1.73%, due 04/20/26† 144A	1,288,140
500,000	Washington Mill CLO, Ltd., Series 2014-1A, Class B2, 4.25%, due 04/20/26 144A	493,554

		99,782,722

	Corporate Debt — 36.8%

1,600,000	21st Century Fox America, Inc., 6.15%, due 02/15/41	2,043,603
20,000	21st Century Fox America, Inc., 6.75%, due 01/09/38	26,199
400,000	Actavis Funding SCS, 3.85%, due 06/15/24	402,817
180,000	Activision Blizzard, Inc., 5.63%, due 09/15/21 144A	189,450
280,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.75%, due 05/15/19 144A	277,550
680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	780,300
750,000	Aetna, Inc., 4.75%, due 03/15/44	830,325
2,275,000	AgriBank FCB, 9.13%, due 07/15/19	2,910,091
315,000	Agrium, Inc., 4.90%, due 06/01/43	327,558
150,000	Agrium, Inc., 5.25%, due 01/15/45	162,651
2,596,000	Alibaba Group Holding, Ltd., 3.60%, due 11/28/24 144A	2,580,146
775,000	Altria Group, Inc., 2.85%, due 08/09/22	754,338
150,000	Altria Group, Inc., 9.95%, due 11/10/38	257,384

See accompanying Notes to the Schedule of Investments.	55

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

1,170,000	Ameren Illinois Co., 2.70%, due 09/01/22	1,154,111
620,000	America Movil SAB de CV, 5.00%, due 03/30/20	686,799
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	165,062
4,059,063	American Airlines 2013-2 Class A Pass Through Trust, 4.95%, due 07/15/24	4,348,272
205,000	American Express Co., 5.20%, due 05/29/49†	209,288
300,000	American International Group, Inc., 5.85%, due 01/16/18	335,666
1,470,000	American International Group, Inc., 6.40%, due 12/15/20	1,755,148
680,000	Amgen, Inc., 5.65%, due 06/15/42	812,080
250,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	329,621
220,000	Anadarko Petroleum Corp., 6.38%, due 09/15/17	244,750
8,000,000	Anadarko Petroleum Corp., 7.18%, due 10/10/36‡‡	3,054,192
1,035,000	Anheuser-Busch InBev Finance, Inc., 4.00%, due 01/17/43	1,031,431
290,000	Anheuser-Busch InBev Worldwide, Inc., 2.50%, due 07/15/22	282,325
570,000	Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 04/15/20	638,047
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	385,526
1,280,000	ANR Pipeline Co., 9.63%, due 11/01/21	1,757,585
130,000	Anthem, Inc., 1.25%, due 09/10/15	130,548
425,000	Anthem, Inc., 4.35%, due 08/15/20	461,018
5,000	Anthem, Inc., 5.10%, due 01/15/44	5,641
730,000	Anthem, Inc., 5.88%, due 06/15/17	802,836
1,246,000	Anthem, Inc., 7.00%, due 02/15/19	1,469,537
160,000	ArcelorMittal, 5.00%, due 02/25/17	166,800
150,000	AT&T, Inc., 2.63%, due 12/01/22	143,117
4,000,000	AT&T, Inc., 3.49%, due 11/27/22‡‡ 144A¤	3,124,452
120,000	AT&T, Inc., 3.88%, due 08/15/21	125,740
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,759
610,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	673,854
1,675,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	2,071,422
3,125,000	BAC Capital Trust XI, 6.63%, due 05/23/36	3,843,359
1,280,000	BAE Systems Holdings, Inc., 6.38%, due 06/01/19 144A	1,479,229
610,000	Ball Corp., 5.75%, due 05/15/21	642,025
600,000	Bank of America Corp., 2.60%, due 01/15/19	605,011
350,000	Bank of America Corp., 3.30%, due 01/11/23	350,394
140,000	Bank of America Corp., 3.88%, due 03/22/17	146,559
500,000	Bank of America Corp., 4.13%, due 01/22/24	525,672
400,000	Bank of America Corp., 4.20%, due 08/26/24	407,973
910,000	Bank of America Corp., 5.00%, due 05/13/21	1,016,821
420,000	Bank of America Corp., 5.13%, due 12/29/49†	407,138
500,000	Bank of America Corp., 5.63%, due 07/01/20	569,975
350,000	Bank of America Corp., 7.63%, due 06/01/19	423,420
410,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	453,314
375,000	Bank One Capital III, 8.75%, due 09/01/30	542,963
775,000	Barclays Bank Plc, 3.75%, due 05/15/24	800,406
1,450,000	Barclays Plc, 4.38%, due 09/11/24	1,399,643
200,000	Bayer US Finance LLC, 3.38%, due 10/08/24 144A	203,936
695,000	Becton Dickinson and Co., 3.73%, due 12/15/24	717,006
1,480,000	Berkshire Hathaway Energy Co., 3.50%, due 02/01/25 144A	1,492,555
1,432,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,804,881
1,830,000	Blackstone Holdings Finance Co. LLC, Series 1, 6.63%, due 08/15/19 144A	2,139,290
2,125,000	BNP Paribas SA, 4.25%, due 10/15/24	2,151,144

56	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

415,000	Boston Properties, LP REIT, 3.13%, due 09/01/23	405,982
1,550,000	Boston Properties, LP REIT, 4.13%, due 05/15/21	1,654,484
2,735,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	3,124,303
250,000	Boston Properties, LP REIT, 5.88%, due 10/15/19	286,659
1,775,000	Boston Scientific Corp., 6.00%, due 01/15/20	2,002,580
280,000	Building Materials Corp. of America, 5.38%, due 11/15/24 144A	280,700
1,100,000	Burlington Northern Santa Fe LLC, 3.75%, due 04/01/24	1,146,142
2,025,000	Capital One Financial Corp., 3.50%, due 06/15/23	2,050,294
625,000	Capital One Financial Corp., 4.75%, due 07/15/21	689,810
1,882,000	Carlyle Holdings II Finance LLC, 5.63%, due 03/30/43 144A	2,193,164
915,000	Carnival Corp., 1.88%, due 12/15/17	908,802
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 01/15/19	520,000
3,247,000	CDP Financial, Inc., 3.15%, due 07/24/24 144A	3,317,298
925,000	Cemex Finance LLC, 6.00%, due 04/01/24 144A	904,187
675,000	Cemex SAB de CV, 6.50%, due 12/10/19 144A	693,225
1,125,000	Cemex SAB de CV, 7.25%, due 01/15/21 144A	1,181,250
430,000	CGG, 6.50%, due 06/01/21	328,950
41,000	Cie Generale de Geophysique - Veritas SA, Senior Note, 7.75%, due 05/15/17	35,363
525,000	Cigna Corp., 4.00%, due 02/15/22	554,032
800,000	Cigna Corp., 5.38%, due 02/15/42	949,637
1,100,000	Cigna Corp., 6.15%, due 11/15/36	1,375,514
325,000	Cigna Corp., 7.88%, due 05/15/27	445,009
170,000	CIT Group, Inc., 5.00%, due 08/01/23	175,100
300,000	Citigroup, Inc., 3.50%, due 05/15/23	292,361
560,000	Citigroup, Inc., 3.95%, due 06/15/16	581,524
260,000	Citigroup, Inc., 4.05%, due 07/30/22	269,449
1,950,000	Citigroup, Inc., 4.50%, due 01/14/22	2,134,105
380,000	Citigroup, Inc., 5.50%, due 09/13/25	421,334
130,000	Citigroup, Inc., 5.90%, due 12/29/49†	127,400
230,000	Citigroup, Inc., 5.95%, due 12/31/49†	226,838
748,000	Citigroup, Inc., 6.01%, due 01/15/15	749,070
80,000	Citigroup, Inc., 6.68%, due 09/13/43	103,821
975,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	1,087,931
2,850,000	Comcast Corp., 4.25%, due 01/15/33	3,027,544
320,000	Comcast Corp., 5.65%, due 06/15/35	397,838
1,075,000	Comcast Corp., 5.88%, due 02/15/18	1,210,378
100,000	Comcast Corp., 6.30%, due 11/15/17	113,331
130,000	Comcast Corp., 6.50%, due 01/15/17	143,616
20,000	Comcast Corp., 6.50%, due 11/15/35	26,785
90,000	Comcast Corp., 6.95%, due 08/15/37	127,218
228,000	Concho Resources, Inc., 6.50%, due 01/15/22	239,400
300,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	400,637
1,546,000	Consumers Energy Co., 3.38%, due 08/15/23	1,599,308
1,155,836	Continental Airlines 2007-1 Class A Pass Through Trust, 5.98%, due 10/19/23	1,268,530
50,000	Continental Resources, Inc., 5.00%, due 09/15/22	48,438
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	222,955
1,950,000	COX Communications, Inc., 3.25%, due 12/15/22 144A	1,917,907
1,175,000	COX Communications, Inc., 3.85%, due 02/01/25 144A	1,188,477
650,000	COX Communications, Inc., 5.88%, due 12/01/16 144A	702,918

See accompanying Notes to the Schedule of Investments.	57

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

875,000	COX Communications, Inc., 9.38%, due 01/15/19 144A	1,102,163
550,000	CSX Corp., 7.38%, due 02/01/19	659,226
1,160,000	CVS Health Corp., 2.75%, due 12/01/22	1,131,809
200,000	Dai-ichi Life Insurance Co., Ltd. (The), 5.10%, due 10/29/49† 144A	209,279
250,000	Daimler Finance North America LLC, 1.30%, due 07/31/15 144A	251,056
900,000	DCP Midstream LLC, 5.35%, due 03/15/20 144A	943,039
1,465,000	Deutsche Telekom International Finance BV, 6.00%, due 07/08/19	1,701,243
520,000	Devon Energy Corp., 7.95%, due 04/15/32	718,695
400,000	Dominion Resources,Inc., 4.45%, due 03/15/21	433,976
1,325,000	Dominion Resources,Inc., 5.75%, due 10/01/54†	1,385,837
400,000	Dow Chemical Co. (The), 4.38%, due 11/15/42	388,955
775,000	Dow Chemical Co. (The), 7.38%, due 11/01/29	1,036,783
1,585,000	Dow Chemical Co. (The), 8.55%, due 05/15/19	1,972,396
575,000	Dow Chemical Co. (The), 9.40%, due 05/15/39	935,860
2,589,000	Duke Energy Corp., 3.55%, due 09/15/21	2,706,880
240,000	Eagle Spinco, Inc., 4.63%, due 02/15/21	228,300
250,000	Eaton Corp., 1.50%, due 11/02/17	248,723
650,000	Eaton Corp., 2.75%, due 11/02/22	639,673
110,000	Ecolab, Inc., 4.35%, due 12/08/21	120,035
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	250,486
725,000	Enel Finance International SA, 6.00%, due 10/07/39 144A	854,833
1,000,000	Enel Finance International SA, Guaranteed Note, 6.80%, due 09/15/37 144A	1,282,655
460,000	Enterprise Products Operating LLC, 3.75%, due 02/15/25	462,697
1,934,000	ERAC USA Finance LLC, 2.80%, due 11/01/18 144A¤	1,977,246
1,350,000	ERP Operating, LP, 3.00%, due 04/15/23	1,319,035
825,000	ERP Operating, LP, 4.63%, due 12/15/21	903,865
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49**** ¤	—
912,000	Exelon Generation Co. LLC, 4.25%, due 06/15/22	949,242
250,000	Export-Import Bank of Korea, 4.00%, due 01/11/17	262,433
150,000	FirstEnergy Corp., 2.75%, due 03/15/18	151,274
245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	297,304
540,000	Ford Motor Co., 4.75%, due 01/15/43	572,016
625,000	Ford Motor Credit Co. LLC, 5.63%, due 09/15/15	645,012
600,000	Ford Motor Credit Co. LLC, 5.75%, due 02/01/21	688,453
650,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	753,606
350,000	Ford Motor Credit Co. LLC, 8.00%, due 12/15/16	392,062
580,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	719,187
440,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	457,396
1,162,000	Freeport-McMoRan, Inc., 4.55%, due 11/14/24	1,130,545
210,000	General Electric Capital Corp., 1.63%, due 07/02/15	211,345
1,405,000	General Electric Capital Corp., 4.38%, due 09/16/20	1,540,758
1,165,000	General Electric Capital Corp., 4.63%, due 01/07/21	1,300,215
450,000	General Electric Capital Corp., 4.65%, due 10/17/21	507,954
450,000	General Electric Capital Corp., 5.50%, due 01/08/20	515,631
1,390,000	General Electric Capital Corp., 5.55%, due 05/04/20	1,601,238
380,000	General Electric Capital Corp., 6.00%, due 08/07/19	442,456
720,000	General Electric Capital Corp., 6.38%, due 11/15/67†	774,000
480,000	General Electric Capital Corp., 6.88%, due 01/10/39	681,288
310,000	General Electric Co., 4.50%, due 03/11/44	342,194

58	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

450,000	General Motors Co., 4.00%, due 04/01/25	452,250
1,045,000	General Motors Financial Co., Inc., 3.50%, due 07/10/19	1,068,181
580,000	Gilead Sciences, Inc., 3.50%, due 02/01/25	596,547
520,000	Glencore Finance Canada, Ltd., 2.05%, due 10/23/15 144A	523,487
470,000	Glencore Finance Canada, Ltd., 2.70%, due 10/25/17 144A	475,822
100,000	Glencore Finance Canada, Ltd., 5.80%, due 11/15/16 144A	107,022
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16††† **** 144A¤	—
265,000	Goldcorp, Inc., 3.63%, due 06/09/21	265,804
150,000	Goldman Sachs Group (The), Inc., 4.00%, due 03/03/24	155,901
140,000	Goldman Sachs Group (The), Inc., 5.25%, due 07/27/21	158,146
680,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	755,988
660,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	837,317
2,137,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	2,544,175
165,000	HCA, Inc., 4.25%, due 10/15/19	167,681
150,000	HCA, Inc., 5.25%, due 04/15/25	156,938
460,000	HCA, Inc., 5.88%, due 03/15/22	504,850
1,815,000	HCA, Inc., 6.50%, due 02/15/16	1,898,944
1,291,000	HCP, Inc., 4.25%, due 11/15/23	1,359,596
1,100,000	Health Care REIT, Inc., 4.50%, due 01/15/24	1,166,994
875,000	Health Net, Inc., 6.38%, due 06/01/17	949,375
1,250,000	Hewlett-Packard Co., 3.30%, due 12/09/16	1,291,509
270,000	Home Depot (The), Inc., 4.40%, due 03/15/45	296,352
740,000	HSBC Finance Corp., 6.68%, due 01/15/21	879,091
350,000	HSBC Holdings Plc, 5.10%, due 04/05/21	396,175
1,050,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 05/02/36	1,352,838
1,015,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 09/15/37	1,308,447
1,260,000	Husky Energy, Inc., 7.25%, due 12/15/19	1,478,852
420,000	Imperial Tobacco Finance Plc, 2.05%, due 02/11/18 144A	417,958
260,000	Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	259,389
120,000	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20	127,050
250,000	Intesa Sanpaolo Spa, 3.13%, due 01/15/16	254,015
250,000	Intesa Sanpaolo Spa, 3.63%, due 08/12/15 144A	253,414
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	509,092
220,000	John Deere Capital Corp., 2.25%, due 04/17/19	222,188
300,000	JPMorgan Chase & Co., 3.25%, due 09/23/22	302,260
1,430,000	JPMorgan Chase & Co., 3.38%, due 05/01/23	1,416,245
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	97,942
860,000	JPMorgan Chase & Co., 4.40%, due 07/22/20	932,912
200,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	218,682
1,250,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,380,099
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16††† **** 144A¤	—
950,000	Kentucky Power Co., 6.00%, due 09/15/17 144A	1,051,609
2,500,000	Kinder Morgan Energy Partners, LP, 4.15%, due 02/01/24	2,498,280
500,000	Kinder Morgan, Inc., 4.30%, due 06/01/25	501,275
2,252,000	KKR Group Finance Co. LLC, 6.38%, due 09/29/20 144A	2,630,446
600,000	Koninklijke Philips Electronics NV, 5.75%, due 03/11/18	666,464
450,000	Koppers, Inc., 7.88%, due 12/01/19	462,938
360,000	Kraft Foods Group, Inc., 3.50%, due 06/06/22	369,497
349,000	Kraft Foods Group, Inc., 5.38%, due 02/10/20	396,532
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	462,817

See accompanying Notes to the Schedule of Investments.	59

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

2,350,000	Lafarge SA, 6.50%, due 07/15/16	2,514,500
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 11/29/49†††	165
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17†††	95
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17†††	312
1,150,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	1,187,147
1,600,000	Liberty Mutual Group, Inc., 4.95%, due 05/01/22 144A	1,733,662
1,780,000	Lincoln National Corp., 4.00%, due 09/01/23	1,850,087
700,000	Lloyds Banking Group Plc, 4.50%, due 11/04/24	707,792
1,010,000	LyondellBasell Industries NV, 5.00%, due 04/15/19	1,102,738
525,000	Macy’s Retail Holdings, Inc., 6.38%, due 03/15/37	666,499
1,790,000	Macy’s Retail Holdings, Inc., 6.65%, due 07/15/24	2,223,841
350,000	Macy’s Retail Holdings, Inc., 6.90%, due 01/15/32	456,627
600,000	Macy’s Retail Holdings, Inc., 7.00%, due 02/15/28	749,399
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	236,223
725,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14#	843,572
70,000	Medtronic, Inc., 3.13%, due 03/15/22	70,989
970,000	Medtronic, Inc., 3.50%, due 03/15/25 144A	994,402
2,180,000	Medtronic, Inc., 4.38%, due 03/15/35 144A	2,320,521
240,000	Medtronic, Inc., 4.45%, due 03/15/20	263,626
625,000	Merck & Co., Inc., 4.15%, due 05/18/43	667,774
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	908,542
250,000	MetLife, Inc., 4.75%, due 02/08/21	279,801
420,000	MetLife, Inc., Subordinated Note, 6.40%, due 12/15/66	470,400
165,630	Miran Mid-Atlantic Series C Pass Through Trust, 10.06%, due 12/30/28	178,052
70,000	Monsanto Co., 4.20%, due 07/15/34	73,181
80,000	Monsanto Co., 4.40%, due 07/15/44	83,348
1,720,000	Morgan Stanley, 4.10%, due 05/22/23	1,743,235
70,000	Morgan Stanley, 4.75%, due 03/22/17	74,603
325,000	Morgan Stanley, 5.45%, due 12/31/49†	325,991
130,000	Morgan Stanley, (MTN), Series F, 0.68%, due 10/18/16†	129,667
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,139,877
1,300,000	Myriad International Holdings BV, 6.00%, due 07/18/20 144A	1,426,750
400,000	Navient Corp., 4.63%, due 09/25/17	407,000
10,000	Navient Corp., 5.00%, due 04/15/15	10,100
1,750,000	Navient Corp., 6.00%, due 01/25/17	1,837,500
475,000	Navient Corp., 6.25%, due 01/25/16	495,188
50,000	News America, Inc., 4.50%, due 02/15/21	54,803
525,000	News America, Inc., 5.65%, due 08/15/20	603,025
475,000	News America, Inc., 6.20%, due 12/15/34	608,415
275,000	News America, Inc., 6.40%, due 12/15/35	360,063
660,000	Nippon Life Insurance Co., 5.10%, due 10/16/44† 144A	692,389
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	796,560
1,403,000	Noble Energy, Inc., 8.25%, due 03/01/19	1,683,573
1,000,000	Nordstrom, Inc., 6.25%, due 01/15/18	1,128,620
530,000	Norfolk Southern Corp., 4.80%, due 08/15/43	592,448
220,000	Northern States Power Co., 4.13%, due 05/15/44	233,765
350,000	NRG Energy, Inc., 6.25%, due 05/01/24 144A	357,875
170,000	Old AII, Inc. (PIK), 9.00%, due 12/15/14††† **** ¤	—
320,000	Oracle Corp., 4.30%, due 07/08/34	343,292
1,757,000	Pacific Gas & Electric Co., 3.75%, due 02/15/24	1,832,950

60	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

460,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	587,427
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	702,960
730,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 06/15/19 144A¤	726,306
1,175,000	Petrobras Global Finance BV, 4.38%, due 05/20/23	1,013,531
675,000	Petrobras Global Finance BV, 6.25%, due 03/17/24	643,977
400,000	Petrobras International Finance Co., 3.88%, due 01/27/16	393,520
875,000	Petrobras International Finance Co., 5.38%, due 01/27/21	815,124
992,000	Petroleos Mexicanos, 3.50%, due 01/30/23	951,328
300,000	Petroleos Mexicanos, 4.25%, due 01/15/25 144A	298,800
600,000	Petroleos Mexicanos, 4.88%, due 01/18/24	624,900
430,000	Petroleos Mexicanos, 5.50%, due 01/21/21	467,625
2,150,000	Petroleos Mexicanos, 6.38%, due 01/23/45	2,445,625
480,000	Philip Morris International, Inc., 2.90%, due 11/15/21	487,836
1,330,000	Phillips 66, 4.65%, due 11/15/34	1,367,610
1,190,000	PNC Bank NA, 2.95%, due 01/30/23	1,164,926
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	603,398
2,091,000	Pride International, Inc., 6.88%, due 08/15/20	2,348,801
675,000	Provident Cos., Inc., 7.25%, due 03/15/28	858,300
1,000,000	Prudential Financial, Inc., 7.38%, due 06/15/19	1,203,317
1,689,000	PSEG Power LLC, 8.63%, due 04/15/31	2,494,053
170,000	QEP Resources, Inc., 6.88%, due 03/01/21	175,100
500,000	Range Resources Corp., 6.75%, due 08/01/20	522,500
2,153,000	Reed Elsevier Capital, Inc., 3.13%, due 10/15/22	2,134,743
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	841,499
2,775,000	Rio Oil Finance Trust, 6.25%, due 07/06/24 144A	2,657,287
2,700,000	Rio Oil Finance Trust, 6.75%, due 01/06/27 144A	2,595,510
920,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,165,030
1,886,000	Roche Holdings, Inc., 2.88%, due 09/29/21 144A	1,912,412
220,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	254,334
170,000	Rock-Tenn Co., 3.50%, due 03/01/20	172,716
1,500,000	Rogers Communications, Inc., 6.80%, due 08/15/18	1,732,621
825,000	Royal Bank of Scotland Group Plc, 6.00%, due 12/19/23	894,537
2,050,000	Royal Bank of Scotland Group Plc, 6.13%, due 12/15/22	2,234,766
850,000	Simon Property Group, LP, 6.75%, due 02/01/40	1,187,226
320,000	Softbank Corp., 4.50%, due 04/15/20 144A	316,400
880,000	Southern Copper Corp., 5.25%, due 11/08/42	790,544
375,000	Sprint Nextel Corp., 6.00%, due 12/01/16	392,963
245,000	State Grid Overseas Investment 2014, Ltd., 2.75%, due 05/07/19 144A	246,279
850,000	State Street Corp., 4.96%, due 03/15/18	921,275
125,000	Target Corp., 3.50%, due 07/01/24	130,034
270,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, due 04/15/21 144A	267,300
70,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, due 04/15/20 144A	74,550
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	520,804
700,000	Telecom Italia Capital SA, 7.00%, due 06/04/18	780,500
1,900,000	Telecom Italia Capital SA, 7.18%, due 06/18/19	2,182,625
825,000	Telecom Italia Capital SA, Guaranteed Senior Note, 7.72%, due 06/04/38	924,000
725,000	Telecom Italia Spa, 5.30%, due 05/30/24 144A	736,781
1,568,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	1,642,712

See accompanying Notes to the Schedule of Investments.	61

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

260,000	Telefonos de Mexico SAB de CV, 5.50%, due 11/15/19	292,227
90,000	Tenet Healthcare Corp., 4.50%, due 04/01/21	90,563
350,000	Tenet Healthcare Corp., 6.00%, due 10/01/20	376,716
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	227,521
300,000	Time Warner Cable, Inc., 4.00%, due 09/01/21	319,755
520,000	Time Warner Cable, Inc., 4.13%, due 02/15/21	557,252
10,000	Time Warner Cable, Inc., 5.00%, due 02/01/20	11,032
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	808,189
2,055,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	2,517,930
1,075,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	1,331,877
180,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	270,883
260,000	Time Warner, Inc., 4.70%, due 01/15/21	284,963
200,000	Time Warner, Inc., 4.75%, due 03/29/21	218,572
2,965,000	Time Warner, Inc., 7.70%, due 05/01/32	4,200,435
130,000	Transocean, Inc., 5.05%, due 12/15/16	130,682
2,087,000	Union Pacific Corp., 4.16%, due 07/15/22	2,296,349
3,600,000	United Airlines 2014-1 Class A Pass Through Trust, 4.00%, due 10/11/27	3,654,000
90,000	UnitedHealth Group, Inc., 3.38%, due 11/15/21	93,517
665,000	UnitedHealth Group, Inc., 4.38%, due 03/15/42	712,410
2,000,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 2.70%, due 04/01/20	1,981,490
40,000	Verizon Communications, Inc., 2.45%, due 11/01/22	37,596
350,000	Verizon Communications, Inc., 3.45%, due 03/15/21	358,013
900,000	Verizon Communications, Inc., 4.15%, due 03/15/24	932,422
697,000	Verizon Communications, Inc., 4.86%, due 08/21/46 144A	717,729
2,357,000	Verizon Communications, Inc., 5.01%, due 08/21/54 144A	2,449,130
110,000	Verizon Communications, Inc., 5.05%, due 03/15/34	117,559
375,000	Verizon Communications, Inc., 5.15%, due 09/15/23	414,380
50,000	Verizon Communications, Inc., 6.35%, due 04/01/19	57,993
671,000	Verizon Communications, Inc., 6.40%, due 09/15/33	827,976
5,991,000	Verizon Communications, Inc., 6.55%, due 09/15/43	7,686,603
1,152,000	Viacom, Inc., 4.85%, due 12/15/34	1,182,635
31,000	Vulcan Materials Co., 6.50%, due 12/01/16	33,170
1,850,000	Vulcan Materials Co., 7.50%, due 06/15/21	2,164,500
1,064,000	Wal-Mart Stores, Inc., 6.50%, due 08/15/37	1,469,016
1,855,000	WEA Finance LLC/Westfield UK & Europe Finance Plc, 2.70%, due 09/17/19 144A	1,856,493
190,000	Wells Fargo & Co., 1.50%, due 01/16/18	189,100
250,000	Wells Fargo & Co., 3.45%, due 02/13/23	253,641
1,308,000	Wells Fargo & Co., 4.48%, due 01/16/24	1,397,195
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	100,276
1,000,000	Weyerhaeuser Co., 7.38%, due 10/01/19	1,194,242
925,000	Williams Partners, LP, 4.90%, due 01/15/45	869,615
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	319,799
80,000	WM Wrigley Jr Co., 2.40%, due 10/21/18 144A	80,634
320,000	WM Wrigley Jr Co., 2.90%, due 10/21/19 144A	324,494
90,000	WM Wrigley Jr Co., 3.38%, due 10/21/20 144A	92,112
500,000	Xerox Corp., 2.75%, due 03/15/19	501,741
500,000	Xerox Corp., 4.50%, due 05/15/21	535,065
600,000	Xerox Corp., 5.63%, due 12/15/19	675,058

62	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

2,500,000	Xerox Corp., 6.35%, due 05/15/18	2,828,965

		315,383,002

	Mortgage Backed Securities - Private Issuers — 9.5%

1,607,361	Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, due 01/15/49	1,723,943
136,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM, 5.42%, due 09/10/45†	141,361
646,451	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 0.87%, due 01/25/35†	632,368
3,255,472	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4, 5.70%, due 09/11/38†	3,418,974
1,600,000	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, due 07/10/47	1,644,972
1,000,000	Citigroup Commercial Mortgage Trust, Inc., Series 2013-GC17, Class A2, 2.96%, due 11/10/46	1,032,058
27,500,000	Citigroup Commercial Mortgage Trust, Inc., Series 2014-GC21, Class XB, 0.33%, due 05/10/47†	972,703
2,530,000	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.80%, due 12/10/49†	2,765,887
80,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.82%, due 10/15/45	80,261
300,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A2, 2.37%, due 06/10/46	303,847
100,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	98,219
53,000,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR17, Class XB, 0.21%, due 05/10/47† 144A	1,018,633
1,000,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR18, Class A4, 3.55%, due 07/15/47	1,039,057
1,600,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	1,630,002
2,150,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	2,206,899
1,500,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.28%, due 04/10/37†	1,533,535
5,606,538	FHLMC, Series 4274, Class KC, 2.50%, due 02/15/36	5,697,610
28,503,335	FHLMC Multifamily Structured Pass Through Certificates, Series K025, Class X1, 0.90%, due 10/25/22†	1,601,859
1,600,000	FHLMC Multifamily Structured Pass Through Certificates, Series K502, Class A2, 1.43%, due 08/25/17	1,609,274
493,128	FHLMC Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M1, 1.57%, due 10/25/24†	493,128
1,703,263	FNMA Connecticut Avenue Securities, Series 2014-C04, Class 1M1, 2.11%, due 11/25/24†	1,705,644
5,370,000	FNMA-ACES, Series 2014-M1, Class ASQ2, 2.32%, due 11/25/18†	5,474,417
1,200,000	FNMA-ACES, Series 2014-M4, Class A2, 3.35%, due 03/25/24†	1,265,675
900,000	FNMA-ACES, Series 2014-M4, Class AB2, 3.21%, due 03/25/24	931,189
3,700,000	FNMA-ACES, Series 2014-M4, Class ASQ2, 1.27%, due 01/25/17	3,720,896
290,000	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.04%, due 05/25/34†	270,640
5,555,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5, 5.22%, due 04/10/37†	5,617,769

See accompanying Notes to the Schedule of Investments.	63

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

4,900,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, due 12/10/49	5,313,589
1,800,000	GS Mortgage Securities Corp. II, Series 2013-GC12, Class A3, 2.86%, due 06/10/46	1,789,728
285,273	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47	303,243
3,300,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.79%, due 06/15/49†	3,547,348
1,725,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,818,257
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3, 3.53%, due 01/15/46	523,930
1,500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,470,877
1,690,547	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A, 5.39%, due 02/15/40	1,818,275
300,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, due 09/12/49	324,796
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	100,277
3,448,212	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.69%, due 04/15/49†	3,716,766
3,135,024	Morgan Stanley Capital I, Inc., Series 2005-HQ7, Class A4, 5.21%, due 11/14/42†	3,185,522
298,000	Morgan Stanley Capital I, Inc., Series 2007-HQ11, Class A4, 5.45%, due 02/12/44†	318,119
245,964	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.48%, due 05/25/35†	249,388
3,339,231	Small Business Administration Participation Certificates, Series 2013-20L, Class 1, 3.38%, due 12/01/33	3,489,791
1,541,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.50%, due 04/15/47	1,662,143
3,286,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, due 05/15/46	3,555,738
48,390	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.41%, due 09/25/33†	50,073

		81,868,680

	Mortgage Backed Securities - U.S. Government Agency Obligations — 22.5%

1,930,279	FHLMC, Pool # V60603, 3.00%, due 09/01/29	2,009,504
1,958,690	FHLMC, Pool # V60599, 3.00%, due 09/01/29	2,040,340
882,543	FHLMC, Pool # 1Q0481, 3.02%, due 02/01/38†	930,971
962,564	FHLMC, Pool # Q12052, 3.50%, due 10/01/42	1,002,423
1,658,868	FHLMC, Pool # Q12862, 3.50%, due 11/01/42	1,731,689
792,538	FHLMC, Pool # Q17792, 3.50%, due 05/01/43	827,338
3,261,675	FHLMC, Pool # G08605, 3.50%, due 09/01/44	3,396,043
1,926,399	FHLMC, Pool # 849096, 3.61%, due 10/01/41†	2,018,537
3,897,321	FHLMC, Pool # J13193, 4.00%, due 10/01/25	4,149,559
1,160,172	FHLMC, Pool # G14919, 4.00%, due 06/01/26	1,241,436
118,244	FHLMC, Pool # G14350, 4.00%, due 12/01/26	126,621
860,600	FHLMC, Pool # G14678, 4.00%, due 12/01/26	919,340
3,408,461	FHLMC, Pool # C91402, 4.00%, due 10/01/31	3,672,337
1,382,368	FHLMC, Pool # G06231, 4.00%, due 12/01/40	1,476,047
922,313	FHLMC, Pool # A96970, 4.00%, due 02/01/41	984,687
3,012,748	FHLMC, Pool # Q04020, 4.00%, due 10/01/41	3,216,269

64	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

2,294,927	FHLMC, Pool # C09064, 4.00%, due 10/01/44	2,449,957
2,454,953	FHLMC, Pool # G05535, 4.50%, due 07/01/39	2,661,312
1,758,134	FHLMC, Pool # A89870, 4.50%, due 11/01/39	1,906,507
2,033,100	FHLMC, Pool # Q02552, 4.50%, due 08/01/41	2,206,866
279,789	FHLMC, Pool # G07515, 4.50%, due 09/01/41	303,454
1,268,006	FHLMC, Pool # G08568, 4.50%, due 01/01/44	1,375,646
1,035,471	FHLMC, Pool # G08574, 4.50%, due 02/01/44	1,123,834
1,753,223	FHLMC, Pool # G07021, 5.00%, due 09/01/39	1,932,863
462,634	FHLMC, Pool # G01749, 5.50%, due 01/01/35	522,530
445,544	FHLMC, Pool # G06875, 5.50%, due 12/01/38	501,245
1,303,565	FHLMC, Pool # 782735, 5.65%, due 09/01/36†	1,388,367
21,775	FHLMC, Pool # H09061, 6.00%, due 06/01/37	24,008
898,926	FHLMC, Pool # G06409, 6.00%, due 11/01/39	1,017,678
5,893,887	FHLMC, Series 4283, Class EW, 5.93%, due 12/15/43†	6,493,664
36,596,723	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.02%, due 01/25/20†	1,572,470
27,701,588	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.19%, due 04/25/20†	1,276,475
270,160	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	307,017
500,000	FHLMC TBA, 2.50%, due 05/01/27	508,578
500,000	FHLMC TBA, 3.00%, due 09/01/42	503,848
500,000	FHLMC TBA, 3.50%, due 09/01/42	518,672
500,000	FHLMC TBA, 4.00%, due 01/01/42	531,670
1,376,100	FNMA, Pool # AX2197, 2.76%, due 12/01/44†	1,417,972
1,883,165	FNMA, Pool # AJ9278, 3.50%, due 12/01/41	1,967,719
2,763,392	FNMA, Pool # AL1895, 3.50%, due 06/01/42	2,891,822
1,958,539	FNMA, Pool # AL3316, 3.50%, due 03/01/43	2,046,089
2,349,678	FNMA, Pool # AU0920, 3.50%, due 07/01/43	2,453,436
2,370,180	FNMA, Pool # AE4096, 4.00%, due 09/01/30	2,553,166
1,925,723	FNMA, Pool # MA0587, 4.00%, due 12/01/30	2,075,035
2,355,191	FNMA, Pool # MA1689, 4.00%, due 12/01/33	2,537,585
475,306	FNMA, Pool # AS2666, 4.00%, due 06/01/34	511,280
923,506	FNMA, Pool # MA2019, 4.00%, due 09/01/34	993,932
1,395,218	FNMA, Pool # 932807, 4.00%, due 09/01/40	1,492,196
2,796,657	FNMA, Pool # AH4404, 4.00%, due 01/01/41	2,989,434
462,124	FNMA, Pool # AO4109, 4.00%, due 06/01/42	493,931
541,966	FNMA, Pool # AB9383, 4.00%, due 05/01/43	582,618
2,316,276	FNMA, Pool # AW5109, 4.00%, due 08/01/44	2,475,865
4,719,031	FNMA, Pool # AD0244, 4.50%, due 10/01/24	5,103,103
1,380,253	FNMA, Pool # AL4147, 4.50%, due 01/01/25	1,492,280
310,530	FNMA, Pool # MA0634, 4.50%, due 01/01/31	339,199
1,054,993	FNMA, Pool # AL5861, 4.50%, due 01/01/31	1,151,420
1,323,870	FNMA, Pool # AL4549, 4.50%, due 01/01/32	1,444,234
2,877,512	FNMA, Pool # 310098, 4.50%, due 06/01/36	3,136,908
1,801,981	FNMA, Pool # AD9153, 4.50%, due 08/01/40	1,957,502
2,076,253	FNMA, Pool # AL0215, 4.50%, due 04/01/41	2,257,257
1,891,962	FNMA, Pool # AL5749, 4.50%, due 07/01/42	2,055,937
1,906,371	FNMA, Pool # AV5049, 4.50%, due 02/01/44	2,070,942
3,269,736	FNMA, Pool # MA1860, 4.50%, due 04/01/44	3,556,160
2,853,396	FNMA, Pool # AL2439, 5.00%, due 06/01/26	3,105,105

See accompanying Notes to the Schedule of Investments.	65

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,662,962	FNMA, Pool # 725027, 5.00%, due 11/01/33	1,842,786
1,474,517	FNMA, Pool # 745148, 5.00%, due 01/01/36	1,630,881
1,202,455	FNMA, Pool # 995245, 5.00%, due 01/01/39	1,327,737
472,837	FNMA, Pool # AI1892, 5.00%, due 05/01/41	528,335
317,887	FNMA, Pool # AE0011, 5.50%, due 09/01/23	349,342
1,237,863	FNMA, Pool # 995253, 5.50%, due 12/01/23	1,361,049
1,663,801	FNMA, Pool # AL0278, 5.50%, due 01/01/25	1,828,211
10,798	FNMA, Pool # 254548, 5.50%, due 12/01/32	12,171
1,010,989	FNMA, Pool # 704235, 5.50%, due 05/01/33	1,138,632
118,084	FNMA, Pool # 555591, 5.50%, due 07/01/33	133,146
1,506,916	FNMA, Pool # 725221, 5.50%, due 01/01/34	1,698,886
70,780	FNMA, Pool # 735224, 5.50%, due 02/01/35	79,704
139,878	FNMA, Pool # 990906, 5.50%, due 10/01/35	156,858
803,144	FNMA, Pool # 849077, 5.50%, due 01/01/36	901,485
1,796,085	FNMA, Pool # 983471, 5.50%, due 05/01/38	2,007,280
1,902,115	FNMA, Pool # 985184, 5.50%, due 08/01/38	2,125,777
1,197,148	FNMA, Pool # AL0144, 5.51%, due 11/01/37†	1,281,590
1,246,602	FNMA, Pool # 745506, 5.66%, due 02/01/16	1,285,449
214,641	FNMA, Pool # 256517, 6.00%, due 12/01/26	243,359
2,307,156	FNMA, Pool # 725162, 6.00%, due 02/01/34	2,636,796
1,542,803	FNMA, Pool # AD0218, 6.00%, due 09/01/36	1,768,474
58,985	FNMA, Pool # 888736, 6.00%, due 10/01/37	64,833
141,361	FNMA, Pool # 955166, 6.00%, due 11/01/37	155,283
204,429	FNMA, Pool # AL0852, 6.00%, due 06/01/38	224,195
702,915	FNMA, Pool # AL0406, 6.00%, due 06/01/38	772,875
518,454	FNMA, Pool # AL0901, 6.00%, due 07/01/38	569,441
930,960	FNMA, Pool # AE0469, 6.00%, due 12/01/39	1,055,597
908,559	FNMA, Pool # 256421, 6.50%, due 09/01/36	1,039,713
569,551	FNMA, Pool # AL0778, 6.50%, due 01/01/49	632,617
1,475,560	FNMA, Pool # 888369, 7.00%, due 03/01/37	1,651,808
1,886,786	FNMA, Series 2007-50, Class DZ, 5.50%, due 06/25/37	2,092,689
1,629,811	FNMA, Series 2007-63, Class VZ, 5.50%, due 07/25/37	1,808,204
3,086,480	FNMA, Series 2007-70, Class Z, 5.50%, due 07/25/37	3,326,787
1,195,234	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,388,714
13,795	FNMA, Series 2012-134, Class FD, 0.52%, due 12/25/42†	13,698
150,060	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	168,083
79,189	FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, due 01/25/44	90,336
917,084	FNMA REMIC Trust 2007-W1, Series 2007-W10, Class 2A, 6.30%, due 08/25/47†	1,036,323
1,500,000	FNMA TBA, 2.50%, due 10/01/27	1,524,375
2,000,000	FNMA TBA, 3.00%, due 10/01/27	2,078,984
3,500,000	FNMA TBA, 3.00%, due 09/01/42	3,531,924
500,000	FNMA TBA, 3.50%, due 11/01/26	528,242
1,500,000	FNMA TBA, 3.50%, due 08/01/42	1,559,708
2,500,000	FNMA TBA, 4.50%, due 04/01/40	2,709,375
500,000	FNMA TBA, 5.00%, due 06/01/37	552,490
500,000	FNMA TBA, Pool # 045659, 5.50%, due 12/01/34	559,375
2,322,850	FNMA Trust, Series 2004-W1, Class 2A2, 7.00%, due 12/25/33	2,712,966
114,434	FNMA Trust, Series 2004-W9, Class 2A1, 6.50%, due 02/25/44	129,070
1,145,088	GNMA, Pool # 004833, 4.00%, due 10/20/40	1,232,164
950,148	GNMA, Pool # 004977, 4.00%, due 03/20/41	1,022,636

66	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,886,554	GNMA, Pool # MA1996, 4.00%, due 06/20/44	2,025,764
1,063,661	GNMA, Pool # 004636, 4.50%, due 02/20/40	1,169,980
203,074	GNMA, Pool # 004678, 4.50%, due 04/20/40	223,315
2,729,822	GNMA, Pool # 004978, 4.50%, due 03/20/41	2,995,913
553,984	GNMA, Pool # 005334, 5.00%, due 03/20/42	617,670
4,442,194	GNMA, Pool # MA1922, 5.00%, due 05/20/44	4,907,175
1,000,000	GNMA TBA, 3.00%, due 12/01/42	1,022,703
500,000	GNMA TBA, 3.50%, due 02/01/42	524,883
4,500,000	GNMA TBA, 3.50%, due 01/01/43	4,723,945
2,000,000	GNMA TBA, 4.00%, due 01/01/43	2,144,508

		192,948,238

	Municipal Obligations — 2.6%

300,000	California Bay Area Toll Authority, 6.26%, due 04/01/49	423,057
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14	103,578
490,000	District of Columbia Water & Sewer Authority, 5.52%, due 10/01/44	628,303
1,565,000	Los Angeles Unified School District, 5.75%, due 07/01/34	1,976,439
910,000	Los Angeles Unified School District, 6.76%, due 07/01/34	1,268,868
1,150,000	New Jersey Economic Development Authority, 2.96%, due 02/15/19‡‡	1,023,362
925,000	New Jersey State Turnpike Authority, 7.10%, due 01/01/41	1,342,480
1,300,000	New York City Transitional Finance Authority, 4.91%, due 11/01/24	1,498,471
1,300,000	New York City Transitional Finance Authority, 5.08%, due 11/01/25	1,510,899
3,400,000	State of California General Obligation, 7.30%, due 10/01/39	5,011,566
335,000	State of California General Obligation, 7.50%, due 04/01/34	498,339
1,000,000	State of California General Obligation, 7.55%, due 04/01/39	1,544,190
350,000	State of California General Obligation, 7.63%, due 03/01/40	537,600
1,600,000	State of Illinois General Obligation, 5.37%, due 03/01/17	1,716,400
2,325,000	State of Illinois General Obligation, 5.67%, due 03/01/18	2,553,361
1,000,000	State of Kentucky Property & Building Commission, 4.30%, due 11/01/19	1,072,490

		22,709,403

	Sovereign Debt Obligations — 0.5%

680,000	Colombia Government International Bond, 5.63%, due 02/26/44	768,400
912,000	Hungary Government International Bond, 5.75%, due 11/22/23	1,014,600
720,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	815,400
200,000	Panama Government International Bond, 4.00%, due 09/22/24	206,500
727,050	Russian Foreign - Eurobond, Reg S, 7.50%, due 03/31/30†† ‡‡‡	755,768
650,000	Spain Government International Bond, 4.00%, due 03/06/18 144A	684,847

		4,245,515

	U.S. Government and Agency Obligations — 14.1%

6,052,765	FHLMC, 2.38%, due 06/01/37†	6,477,870
1,046,145	FHLMC, 3.00%, due 10/01/28	1,089,629
947,595	FHLMC, 3.00%, due 06/01/29	987,060
2,171,979	FHLMC, 3.10%, due 06/01/44†	2,257,127
2,015,684	FNMA, 1.92%, due 09/01/35†	2,124,668
820,661	FNMA, 1.92%, due 07/01/35†	864,915
2,300,000	FNMA, 2.30%, due 10/09/19‡‡	2,070,299
71,000	FNMA, 2.40%, due 09/01/35†	76,242

See accompanying Notes to the Schedule of Investments.	67

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — continued

1,042,423	FNMA, 2.50%, due 06/01/27	1,064,501
875,000	FNMA, 2.63%, due 09/06/24	887,263
736,948	FNMA, 2.91%, due 09/01/44†	762,606
1,867,868	FNMA, 3.00%, due 01/01/43	1,893,790
1,424,237	FNMA, 3.00%, due 03/01/43	1,443,748
1,968,578	FNMA, 3.00%, due 07/01/43	1,994,682
1,998,463	FNMA, Series 2014-57, Class PC, 3.00%, due 08/25/44	2,058,018
1,235,000	FNMA, 6.63%, due 11/15/30	1,836,829
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	242,797
2,690,000	U.S. Treasury Bond, 3.13%, due 08/15/44	2,896,584
1,150,000	U.S. Treasury Bond, 3.38%, due 05/15/44	1,294,829
9,885,000	U.S. Treasury Bond, 3.63%, due 08/15/43	11,626,460
269,000	U.S. Treasury Bond, 4.50%, due 02/15/36	358,884
9,181,132	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 04/15/19	9,091,469
395,000	U.S. Treasury Note, 0.50%, due 07/31/17	390,556
13,750,000	U.S. Treasury Note, 0.63%, due 10/15/16	13,755,376
1,500,000	U.S. Treasury Note, 0.75%, due 03/15/17	1,499,532
255,000	U.S. Treasury Note, 1.00%, due 12/15/17	254,422
10,000	U.S. Treasury Note, 1.25%, due 11/30/18	9,931
8,025,000	U.S. Treasury Note, 1.38%, due 02/28/19	7,982,371
1,000,000	U.S. Treasury Note, 1.50%, due 07/31/16	1,015,391
1,185,000	U.S. Treasury Note, 1.50%, due 10/31/19	1,177,871
1,290,000	U.S. Treasury Note, 1.50%, due 11/30/19	1,281,938
5,335,000	U.S. Treasury Note, 1.63%, due 04/30/19	5,353,758
1,155,000	U.S. Treasury Note, 1.63%, due 12/31/19	1,153,376
19,125,000	U.S. Treasury Note, 1.75%, due 09/30/19	19,238,564
350,000	U.S. Treasury Note, 2.13%, due 01/31/21	355,277
3,565,000	U.S. Treasury Note, 2.25%, due 03/31/21	3,639,922
70,000	U.S. Treasury Note, 2.25%, due 11/15/24	70,481
3,940,000	U.S. Treasury Note, 2.38%, due 05/31/18	4,084,366
683,000	U.S. Treasury Note, 2.50%, due 05/15/24	703,650
4,800,000	U.S. Treasury Note, 2.63%, due 04/30/16	4,940,626
1,060,000	U.S. Treasury STRIPS, 4.28%, due 11/15/43‡‡	468,801

		120,776,479

	TOTAL DEBT OBLIGATIONS (COST $820,418,345)	837,714,039

Shares	Description	Value ($)

	PREFERRED STOCK — 0.3%

	Diversified Financial Services — 0.3%

106,600	Citigroup Capital XIII, 7.88%†	2,833,428

	TOTAL PREFERRED STOCK (COST $2,865,380)	2,833,428

68	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

172,000	U.S. Treasury Note 2-Year Futures Option with JPMorgan Chase N.A., Strike Price $110.00, Expires 01/23/15	1,344

172,000	U.S. Treasury Note 2-Year Futures Option with JPMorgan Chase N.A., Strike Price $109.38, Expires 01/23/15	13,437

	TOTAL CALL OPTIONS PURCHASED (COST $24,587)	14,781

	TOTAL OPTIONS PURCHASED (COST $24,587)	14,781

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.4%

	Bank Deposit — 3.8%

32,440,888	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/15	32,440,888

	TOTAL BANK DEPOSITS (COST $32,440,888)	32,440,888

	U.S. Government and Agency Obligations — 0.6%

5,001,000	U.S. Treasury Bill, 0.04%, due 04/02/15‡‡	5,000,560

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $5,000,651)	5,000,560

	TOTAL SHORT-TERM INVESTMENTS (COST $37,441,539)	37,441,448

	TOTAL INVESTMENTS — 102.3% (Cost $860,749,851)	878,003,696

	Other Assets and Liabilities (net) — (2.3)%	(20,154,668)

	NET ASSETS — 100.0%	$857,849,028

See accompanying Notes to the Schedule of Investments.	69

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Notes to Schedule of Investments:

ACES — Alternative Credit Enhancement Securities

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

MTN — Medium Term Note

PIK — Payment In Kind

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

#	Year of maturity is greater than 2100.

¤	Illiquid security. The total market value of the securities at period end is $5,828,004 which represents 0.7% of net assets. The aggregate tax cost of these securities held at December 31, 2014 was $6,356,450.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $744,025 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2014 was $1,305,907.

†	Floating rate note. Rate shown is as of December 31, 2014.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $90,421,448 which represents 10.5% of net assets.

70	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
201	U.S. Treasury Note 2-Year	March 2015	$43,937,344	$(26,037)
1	U.S. Treasury Note 10-Year	March 2015	126,797	(31)
55	U.S. Ultra Bond	March 2015	9,085,313	267,369

				$241,301

Sales
36	U.S. Long Bond	March 2015	$5,204,250	$(60,797)
52	U.S. Treasury Note 5-Year	March 2015	6,184,344	(1,984)
19	U.S. Treasury Note 10-Year	March 2015	2,409,141	(6,565)
10	U.S. Ultra Bond	March 2015	1,651,875	(20,239)

				$(89,585)

Written Options

Type of Contract	Counterparty	Number of Contracts/ Notional Amount	Premiums Received	Value at December 31, 2014
CALL — U.S. Treasury Note 2-Year Futures Option Strike @ $109.63 Expires 01/23/2015	JPMorgan Chase N.A.	172	$15,726	$(5,375)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Unrealized Appreciation (Depreciation)
Receive	3-Month USD LIBOR	0.62%	06/30/16	JPMorgan Chase N.A.		$2,590,000	$1,032
Receive	3-Month USD LIBOR	0.65%	06/30/16	JPMorgan Chase N.A.		2,150,000	(353)
Receive	3-Month USD LIBOR	0.71%	08/29/16	JPMorgan Chase N.A.		13,260,000	4,101
Receive	3-Month USD LIBOR	1.73%	05/31/19	JPMorgan Chase N.A.		9,300,000	4,213
Pay	3-Month USD LIBOR	1.80%	08/29/19	JPMorgan Chase N.A.		10,530,000	49,199
Receive	3-Month USD LIBOR	2.15%	10/31/21	JPMorgan Chase N.A.		3,075,000	(13,352)
Receive	3-Month USD LIBOR	2.56%	08/29/24	JPMorgan Chase N.A.		2,860,000	(76,362)
Receive	3-Month USD LIBOR	2.57%	09/8/24	JPMorgan Chase N.A.		1,600,000	(43,806)
Pay	Interbank Equilibrium Interest Rate	6.01%	08/19/24	JPMorgan Chase N.A.	MXN	25,050,000	(867)
							$(76,195)

See accompanying Notes to the Schedule of Investments.	71

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Value
$17,000,000	12/20/19	JPMorgan Chase N.A.	$(273,169)

Centrally Cleared Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Unrealized Appreciation (Depreciation)
$2,970,000	06/20/19	JPMorgan Chase N.A.	$(155)

72	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	97.6
Swaps	5.8
Preferred Stocks	0.3
Futures Contracts	0.0
Options Purchased	0.0
Written Options	0.0
Short-Term Investments	4.4
Other Assets and Liabilities (net)	(8.1)

100.0%

See accompanying Notes to the Schedule of Investments.	73

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value**		Description	Value ($)

		DEBT OBLIGATIONS — 93.4%

		Corporate Debt — 45.8%

800,000		1011778 BC ULC/New Red Finance, Inc., 6.00%, due 04/01/22 144A	824,000
1,000,000		24 Hour Holdings III LLC, 8.00%, due 06/01/22 144A	805,000
400,000		AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, due 10/01/21 144A	415,000
1,700,000		Alcatel-Lucent USA, Inc., 6.75%, due 11/15/20 144A	1,802,850
1,500,000		Alere, Inc., 6.50%, due 06/15/20	1,518,750
200,000		Alere, Inc., 7.25%, due 07/01/18	209,000
1,500,000		Ally Financial, Inc., 5.13%, due 09/30/24	1,526,250
1,200,000		Ally Financial, Inc., 7.50%, due 09/15/20	1,410,000
1,000,000		Anna Merger Sub, Inc., 7.75%, due 10/01/22 144A	1,015,000
1,800,000		ArcelorMittal, 6.00%, due 03/01/21	1,878,750
600,000		ArcelorMittal, 6.13%, due 06/01/18	641,250
1,500,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 06/30/21 144A	1,436,250
1,000,000	EUR	Avis Budget Finance Plc, 6.00%, due 03/01/21 144A	1,275,998
600,000		Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 6.00%, due 10/15/21	626,250
1,300,000	EUR	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 5.75%, due 02/01/21 144A	1,659,710
2,000,000		Bank of America Corp., Series M, 8.13%, due 12/29/49†	2,167,500
500,000		Barminco Finance Pty, Ltd., 9.00%, due 06/01/18 144A	457,500
700,000		Blackboard, Inc., 7.75%, due 11/15/19 144A	705,250
1,200,000		BMC Software Finance, Inc., 8.13%, due 07/15/21 144A	1,134,000
1,500,000		BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, due 04/15/22	1,166,250
500,000		Caesars Entertainment Operating Co., Inc., 9.00%, due 02/15/20	372,500
1,000,000		Caesars Entertainment Operating Co., Inc., 11.25%, due 06/01/17	738,000
300,000		California Resources Corp., 5.50%, due 09/15/21 144A	258,000
700,000		California Resources Corp., 6.00%, due 11/15/24 144A	595,000
500,000		Calpine Corp., 5.75%, due 01/15/25	506,875
1,200,000		Calpine Corp., 6.00%, due 01/15/22 144A	1,284,000
1,800,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	1,802,250
1,000,000	EUR	Celanese US Holdings LLC, 3.25%, due 10/15/19	1,251,797
500,000		Cemex Finance LLC, 6.00%, due 04/01/24 144A	488,750
1,200,000		Cemex Finance LLC, 9.38%, due 10/12/22 144A	1,344,000
200,000		Cemex SAB de CV, 9.00%, due 01/11/18 144A	207,000
1,700,000		CenturyLink, Inc., 6.75%, due 12/01/23	1,867,875
900,000	EUR	CeramTec Group GmbH, 8.25%, due 08/15/21 144A	1,176,278
1,100,000		CGG, 6.50%, due 06/01/21	841,500
810,000		CHC Helicopter SA, 9.25%, due 10/15/20	795,825
325,000		CHC Helicopter SA, 9.38%, due 06/01/21	307,125
1,500,000		Chesapeake Energy Corp., 6.13%, due 02/15/21	1,582,500
1,700,000		CHS/Community Health Systems, Inc., 6.88%, due 02/01/22	1,809,437
2,500,000		CIT Group, Inc., 5.00%, due 08/01/23	2,575,000
1,800,000		Citigroup, Inc., 6.30%, due 12/29/49†	1,777,500
1,000,000		Clayton Williams Energy, Inc., 7.75%, due 04/01/19	855,000
800,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	846,000
300,000		Compressco Partners, LP/Compressco Finance, Inc., 7.25%, due 08/15/22 144A	261,000
500,000		CONSOL Energy, Inc., 5.88%, due 04/15/22 144A	467,500

74	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

500,000		CONSOL Energy, Inc., 6.38%, due 03/01/21	502,500
600,000		CONSOL Energy, Inc., 8.25%, due 04/01/20	624,750
500,000		Constellation Brands, Inc., 4.75%, due 11/15/24	507,500
300,000	EUR	Constellium NV, 4.63%, due 05/15/21 144A	317,094
600,000		Cott Beverages, Inc., 6.75%, due 01/01/20 144A	601,500
1,700,000		CSC Holdings LLC, 6.75%, due 11/15/21	1,884,875
1,000,000		DaVita HealthCare Partners, Inc., 5.13%, due 07/15/24	1,021,875
300,000		Digicel Group, Ltd., 7.13%, due 04/01/22 144A	279,750
200,000		Digicel Group, Ltd., 8.25%, due 09/30/20 144A	195,000
500,000		Digicel, Ltd., 6.00%, due 04/15/21 144A	468,750
1,000,000		DISH DBS Corp., 5.00%, due 03/15/23	970,000
500,000		DISH DBS Corp., 5.13%, due 05/01/20	505,000
200,000		DISH DBS Corp., 5.88%, due 11/15/24 144A	201,500
600,000		Dole Food Co., Inc., 7.25%, due 05/01/19 144A	599,250
500,000		Drill Rigs Holdings, Inc., 6.50%, due 10/01/17 144A	417,500
400,000		E*TRADE Financial Corp., 5.38%, due 11/15/22	410,000
700,000		E*TRADE Financial Corp., 6.38%, due 11/15/19	745,500
300,000	EUR	Edcon Pty, Ltd., 9.50%, due 03/01/18 144A	291,690
600,000	EUR	Edcon Pty, Ltd., 9.50%, due 03/01/18 144A	575,379
1,500,000		Eldorado Gold Corp., 6.13%, due 12/15/20 144A	1,462,500
2,000,000		Energy Transfer Equity, LP, 7.50%, due 10/15/20	2,230,000
1,200,000		Energy XXI Gulf Coast, Inc., 6.88%, due 03/15/24 144A	651,000
500,000		EnQuest Plc, 7.00%, due 04/15/22 144A	315,000
250,000		EPL Oil & Gas, Inc., 8.25%, due 02/15/18	191,250
800,000		Equinix, Inc., 4.88%, due 04/01/20	800,000
800,000		Equinix, Inc., 5.38%, due 04/01/23	804,000
8,150,000	ZAR	European Investment Bank, Reg S, 8.50%, due 09/17/24‡‡‡	705,470
649,000,000	COP	Financiera de Desarrollo Territorial SA Findeter, Reg S, 7.88%, due 08/12/24‡‡‡	277,433
500,000	EUR	Financiere Gaillon 8 SAS, 7.00%, due 09/30/19 144A	590,141
700,000	EUR	Financiere Quick SAS, 7.58%, due 10/15/19† 144A	654,758
1,500,000		First Data Corp., 8.25%, due 01/15/21 144A	1,612,500
325,000		First Data Corp., 11.25%, due 01/15/21	369,687
1,800,000		First Quantum Minerals, Ltd., 7.00%, due 02/15/21 144A	1,629,000
300,000		Florida East Coast Holdings Corp., 6.75%, due 05/01/19 144A	297,750
200,000		Florida East Coast Holdings Corp., 9.75%, due 05/01/20 144A	200,000
1,800,000		FMG Resources August 2006 Pty, Ltd., 6.88%, due 04/01/22 144A	1,505,250
1,300,000		Frontier Communications Co., Senior Note, 7.88%, due 01/15/27	1,303,250
500,000		Frontier Communications Corp., 7.63%, due 04/15/24	517,500
400,000	EUR	Galapagos Holding SA, 7.00%, due 06/15/22 144A	447,718
600,000	EUR	Galapagos SA/Luxembourg, 5.38%, due 06/15/21 144A	722,182
1,000,000		Gannett Co., Inc., 5.13%, due 07/15/20	1,025,000
700,000		Goodrich Petroleum Corp., 8.88%, due 03/15/19	346,500
1,500,000		Goodyear Tire & Rubber Co. (The), 6.50%, due 03/01/21	1,597,500
400,000		Grifols Worldwide Operations, Ltd., 5.25%, due 04/01/22 144A	410,080
1,200,000		Halcon Resources Corp., 8.88%, due 05/15/21	909,000
1,000,000		HCA, Inc., 5.00%, due 03/15/24	1,030,000
1,200,000		HCA, Inc., 5.88%, due 05/01/23	1,267,500
500,000		HCA, Inc., 6.50%, due 02/15/20	561,500
1,000,000		Hertz Corp. (The), 6.25%, due 10/15/22	1,015,000
700,000		Hertz Corp. (The), 6.75%, due 04/15/19	724,500

See accompanying Notes to the Schedule of Investments.	75

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

900,000	EUR	Iglo Foods Bondco Plc, 4.58%, due 06/15/20† 144A	1,054,196
1,000,000		iHeartCommunications, Inc., 9.00%, due 03/01/21	983,750
200,000		iHeartCommunications, Inc., 9.00%, due 09/15/22 144A	196,500
300,000		IHS, Inc., 5.00%, due 11/01/22 144A	298,500
100,000		Ineos Finance Plc, 7.50%, due 05/01/20 144A	105,375
1,200,000	EUR	INEOS Group Holdings SA, 5.75%, due 02/15/19 144A	1,401,238
200,000		INEOS Group Holdings SA, 5.88%, due 02/15/19 144A	190,000
2,000,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	1,995,300
8,860,000,000	IDR	Inter-American Development Bank, 7.35%, due 09/12/18	701,332
1,200,000		InterGen NV, 7.00%, due 06/30/23 144A	1,146,000
1,200,000		Jaguar Holding Co. I, 9.38%, due 10/15/17 144A	1,229,400
500,000		JBS USA LLC/JBS USA Finance, Inc., 5.88%, due 07/15/24 144A	492,500
1,000,000		JBS USA LLC/JBS USA Finance, Inc., 7.25%, due 06/01/21 144A	1,035,000
200,000		JBS USA LLC/JBS USA Finance, Inc., 8.25%, due 02/01/20 144A	211,500
1,000,000		JPMorgan Chase & Co., 5.00%, due 12/29/49†	983,437
1,200,000		JPMorgan Chase & Co., 6.00%, due 12/31/49†	1,191,000
700,000		KB Home, 4.75%, due 05/15/19	691,250
1,000,000		KB Home, 7.50%, due 09/15/22	1,065,000
1,000,000		Landry’s, Inc., 9.38%, due 05/01/20 144A	1,065,000
1,800,000		Linn Energy LLC/Linn Energy Finance Corp., 6.25%, due 11/01/19	1,539,000
700,000		Martin Midstream Partners, LP/Martin Midstream Finance Corp., 7.25%, due 02/15/21	661,500
800,000		Memorial Resource Development Corp., 5.88%, due 07/01/22 144A	726,000
2,000,000		MGM Resorts International, 6.75%, due 10/01/20	2,105,000
1,100,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21	561,000
1,200,000		Millicom International Cellular SA, 6.63%, due 10/15/21 144A	1,254,000
1,000,000		Murray Energy Corp., 8.63%, due 06/15/21 144A	960,000
3,000,000		Navient Corp., 5.50%, due 01/15/19	3,075,000
800,000		Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.88%, due 03/15/22 144A	846,000
750,000	GBP	New Look Bondco I Plc, 8.75%, due 05/14/18 144A	1,232,295
1,500,000		NGL Energy Partners LP/NGL Energy Finance Corp., 5.13%, due 07/15/19 144A	1,441,875
1,100,000		NOVA Chemicals Corp., 5.00%, due 05/01/25 144A	1,094,500
1,500,000		NRG Yield Operating LLC, 5.38%, due 08/15/24 144A	1,526,250
1,000,000		Ocean Rig UDW, Inc., 7.25%, due 04/01/19 144A	710,000
1,200,000		Offshore Group Investment, Ltd., 7.13%, due 04/01/23	864,000
400,000		Offshore Group Investment, Ltd., 7.50%, due 11/01/19	300,000
500,000		Olin Corp., 5.50%, due 08/15/22	508,750
900,000		OneMain Financial Holdings, Inc., 7.25%, due 12/15/21 144A	927,000
700,000		Owens-Brockway Glass Container, Inc., 5.00%, due 01/15/22 144A	714,875
200,000		Peabody Energy Corp., 6.00%, due 11/15/18	182,500
1,700,000		Peabody Energy Corp., 6.25%, due 11/15/21	1,459,875
6,000,000	MXN	Petroleos Mexicanos, Reg S, 7.19%, due 09/12/24‡‡‡	406,330
100,000	EUR	Play Finance 1 SA, 6.50%, due 08/01/19 144A	128,870
300,000	EUR	Play Finance 2 SA, 5.25%, due 02/01/19 144A	376,338
800,000		Polymer Group, Inc., 6.88%, due 06/01/19 144A	771,000
500,000		Post Holdings, Inc., 6.00%, due 12/15/22 144A	470,625
800,000		Post Holdings, Inc., 6.75%, due 12/01/21 144A	778,000
200,000		Post Holdings, Inc., 7.38%, due 02/15/22	200,500

76	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

800,000		Quicksilver Resources, Inc., 7.00%, due 06/21/19† 144A	598,000
600,000		Radio One, Inc., 9.25%, due 02/15/20 144A	525,000
1,000,000	EUR	Rain CII Carbon LLC/CII Carbon Corp., 8.50%, due 01/15/21 144A	1,249,619
1,400,000		Regency Energy Partners, LP/Regency Energy Finance Corp., 5.88%, due 03/01/22	1,403,500
300,000		Regency Energy Partners, LP/Regency Energy Finance Corp., 8.38%, due 06/01/19 144A	315,750
700,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.75%, due 10/15/20	721,000
800,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 8.25%, due 02/15/21	824,000
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.00%, due 04/15/19	416,000
2,000,000	EUR	Royal Bank of Scotland Plc (The), 6.93%, due 04/09/18	2,795,197
700,000		Sabine Pass Liquefaction LLC, 5.63%, due 02/01/21	691,250
1,000,000		Sabine Pass Liquefaction LLC, 5.63%, due 04/15/23	982,500
1,200,000		Samson Investment Co., 9.75%, due 02/15/20	503,250
1,000,000		Sanchez Energy Corp., 6.13%, due 01/15/23 144A	842,500
400,000		Scientific Games International, Inc., 7.00%, due 01/01/22 144A	407,000
600,000		Scientific Games International, Inc., 10.00%, due 12/01/22 144A	552,750
1,200,000		Sirius XM Radio, Inc., 6.00%, due 07/15/24 144A	1,233,000
1,500,000		Sprint Communications, Inc., 6.00%, due 11/15/22	1,385,625
1,500,000		Sprint Corp., 7.13%, due 06/15/24	1,402,500
100,000		Sprint Corp., 7.88%, due 09/15/23	99,220
300,000		SRA International, Inc., 11.00%, due 10/01/19	320,250
300,000		Steel Dynamics, Inc., 5.13%, due 10/01/21 144A	305,625
400,000		Steel Dynamics, Inc., 5.50%, due 10/01/24 144A	411,000
300,000		Stena AB, 7.00%, due 02/01/24 144A	275,250
1,000,000		Stena International SA, 5.75%, due 03/01/24 144A	945,000
1,000,000		T-Mobile USA, Inc., 6.13%, due 01/15/22	1,018,750
700,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	712,950
1,200,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, due 03/01/24 144A	1,164,000
1,800,000	EUR	Telecom Italia Spa, Reg S, 5.38%, due 01/29/19‡‡‡	2,436,464
600,000		Tenet Healthcare Corp., 5.00%, due 03/01/19 144A	602,250
1,000,000		Tenet Healthcare Corp., 8.13%, due 04/01/22	1,120,000
1,200,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series 1, 11.50%, due 10/01/20††† 144A	855,000
200,000		TransDigm, Inc., 6.00%, due 07/15/22	200,500
200,000		TransDigm, Inc., 6.50%, due 07/15/24	202,000
2,880,000	ZAR	Transnet SOC, Ltd., Reg S, 9.50%, due 05/13/21‡‡‡	250,699
800,000		Triangle USA Petroleum Corp., 6.75%, due 07/15/22 144A	532,000
1,000,000		Ultra Petroleum Corp., 6.13%, due 10/01/24 144A	865,000
300,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, due 01/15/25 144A	371,637
1,000,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, due 01/15/23 144A	1,313,546
700,000		Valeant Pharmaceuticals International, 6.38%, due 10/15/20 144A	734,125
1,000,000		Valeant Pharmaceuticals International, Inc., 5.63%, due 12/01/21 144A	1,010,000
200,000	GBP	Virgin Media Secured Finance Plc, 5.50%, due 01/15/25 144A	322,765

See accompanying Notes to the Schedule of Investments.	77

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

1,000,000	GBP	Virgin Media Secured Finance Plc, 6.00%, due 04/15/21 144A	1,648,907
100,000		Visant Corp., 10.00%, due 10/01/17	87,250
400,000		WhiteWave Foods Co. (The), 5.38%, due 10/01/22	413,000
700,000	EUR	Wind Acquisition Finance SA, 4.00%, due 07/15/20 144A	834,075
700,000	EUR	Wind Acquisition Finance SA, 7.00%, due 04/23/21 144A	832,449
1,500,000		WMG Acquisition Corp., 5.63%, due 04/15/22 144A	1,458,750
300,000		Ymobile Corp., 8.25%, due 04/01/18 144A	315,750

			164,341,666

		Sovereign Debt Obligations — 47.6%

170,000,000	CLP	Bonos del Banco Central de Chile en Pesos, 6.00%, due 02/01/16	289,220
4,230,000	BRL	Brazil Letras do Tesouro Nacional, 13.61%, due 01/01/18‡‡	1,111,192
25,145,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/17	9,033,915
22,576,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/18	7,979,022
3,218,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/21	1,096,475
25,721,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/23	8,604,333
7,333,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/25	2,416,227
3,057,200,000	COP	Colombian TES, 6.00%, due 04/28/28	1,122,667
1,270,200,000	COP	Colombian TES, 7.00%, due 09/11/19	558,802
10,894,000,000	COP	Colombian TES, 7.00%, due 05/04/22	4,629,893
3,870,700,000	COP	Colombian TES, 7.50%, due 08/26/26	1,636,721
1,639,000,000	COP	Colombian TES, 10.00%, due 07/24/24	823,879
1,467,800,000	COP	Colombian TES, 11.25%, due 10/24/18	730,040
103,350,000	HUF	Hungary Government Bond, 3.50%, due 06/24/20	403,138
293,000,000	HUF	Hungary Government Bond, 4.00%, due 04/25/18	1,162,883
12,020,000	HUF	Hungary Government Bond, 5.50%, due 12/22/16	49,234
382,880,000	HUF	Hungary Government Bond, 5.50%, due 12/20/18	1,608,917
244,670,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	1,085,127
61,970,000	HUF	Hungary Government Bond, 6.00%, due 11/24/23	282,417
731,280,000	HUF	Hungary Government Bond, 6.50%, due 06/24/19	3,208,147
120,040,000	HUF	Hungary Government Bond, 7.00%, due 06/24/22	566,525
46,470,000	HUF	Hungary Government Bond, 7.75%, due 08/24/15	185,288
14,000,000,000	IDR	Indonesia Treasury Bond, 5.25%, due 05/15/18	1,048,202
26,811,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	1,870,817
8,900,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	598,139
15,988,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	1,085,058
3,300,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	245,181
7,888,000,000	IDR	Indonesia Treasury Bond, 7.88%, due 04/15/19	642,472
77,339,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	6,502,159
213,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	17,674
1,653,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	135,178
33,162,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	2,878,258
3,006,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	289,835
645,000,000	IDR	Indonesia Treasury Bond, 12.80%, due 06/15/21	64,770
1,860,000	MYR	Malaysia Government Bond, 3.17%, due 07/15/16	528,768
12,900,000	MYR	Malaysia Government Bond, 3.26%, due 03/01/18	3,628,141
4,078,000	MYR	Malaysia Government Bond, 3.42%, due 08/15/22	1,113,264
120,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	32,780
418,000	MYR	Malaysia Government Bond, 3.49%, due 03/31/20	117,045

78	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

1,059,000	MYR	Malaysia Government Bond, 3.58%, due 09/28/18	300,035
1,830,000	MYR	Malaysia Government Bond, 3.74%, due 02/27/15	523,648
2,169,000	MYR	Malaysia Government Bond, 3.84%, due 08/12/15	621,806
11,302,000	MYR	Malaysia Government Bond, 3.89%, due 07/31/20	3,213,198
999,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	273,905
8,900,000	MYR	Malaysia Government Bond, 4.01%, due 09/15/17	2,568,174
174,000	MYR	Malaysia Government Bond, 4.16%, due 07/15/21	50,098
17,972,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	5,162,896
1,950,000	MYR	Malaysia Government Bond, 4.26%, due 09/15/16	564,744
3,721,000	MYR	Malaysia Government Bond, 4.38%, due 11/29/19	1,086,741
1,068,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	308,992
21,290,000	MXN	Mexican Bonos, 6.50%, due 06/10/21	1,524,139
14,540,000	MXN	Mexican Bonos, 6.50%, due 06/09/22	1,036,733
9,000,000	MXN	Mexican Bonos, 7.25%, due 12/15/16	652,516
16,230,000	MXN	Mexican Bonos, 7.75%, due 05/29/31	1,253,044
24,760,000	MXN	Mexican Bonos, 7.75%, due 11/23/34	1,926,591
30,000,000	MXN	Mexican Bonos, 8.00%, due 12/17/15	2,125,748
14,530,000	MXN	Mexican Bonos, 8.50%, due 05/31/29	1,193,613
17,400,000	MXN	Mexican Bonos, 10.00%, due 11/20/36	1,657,336
13,492,142	MXN	Mexican Udibonos, 4.50%, due 12/04/25	1,081,999
116,123,000	NGN	Nigeria Government Bond, 14.20%, due 03/14/24	609,170
18,396,000	NGN	Nigeria Government Bond, 15.10%, due 04/27/17	100,675
160,177,000	NGN	Nigeria Government Bond, 16.00%, due 06/29/19	897,166
107,654,000	NGN	Nigeria Government Bond, 16.39%, due 01/27/22	615,922
4,980,000	PEN	Peruvian Government International Bond, Reg S, 5.70%, due 08/12/24‡‡‡	1,685,152
2,242,000	PEN	Peruvian Government International Bond, Reg S, 6.95%, due 08/12/31‡‡‡	801,012
3,400,000	PEN	Peruvian Government International Bond, Reg S, 7.84%, due 08/12/20‡‡‡	1,309,063
18,905,000	PLN	Poland Government Bond, 3.25%, due 07/25/25	5,691,331
3,266,000	PLN	Poland Government Bond, 4.00%, due 10/25/23	1,036,205
3,600,000	PLN	Poland Government Bond, 5.75%, due 04/25/29	1,382,635
1,830,000	RON	Romania Government Bond, 4.75%, due 06/24/19	536,823
14,600,000	RON	Romania Government Bond, 4.75%, due 02/24/25	4,311,026
2,530,000	RON	Romania Government Bond, 5.75%, due 04/29/20	779,917
2,820,000	RON	Romania Government Bond, 5.80%, due 07/26/27	893,715
2,020,000	RON	Romania Government Bond, 5.85%, due 04/26/23	634,902
33,000,000	RUB	Russian Federal Bond — OFZ, 5.50%, due 08/08/18††	432,713
182,000,000	RUB	Russian Federal Bond — OFZ, 6.20%, due 01/31/18	2,396,333
7,560,000	RUB	Russian Federal Bond — OFZ, 6.90%, due 08/03/16	111,982
5,500,000	RUB	Russian Federal Bond — OFZ, 7.00%, due 01/25/23	61,875
69,183,000	RUB	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	726,422
10,000,000	RUB	Russian Federal Bond — OFZ, 7.35%, due 01/20/16	156,167
21,000,000	RUB	Russian Federal Bond — OFZ, 7.40%, due 04/19/17	300,125
206,000,000	RUB	Russian Federal Bond — OFZ, 7.40%, due 06/14/17	2,889,150
47,000,000	RUB	Russian Federal Bond — OFZ, 7.50%, due 02/27/19	604,342
88,255,000	RUB	Russian Federal Bond — OFZ, 8.15%, due 02/03/27	1,044,351
20,000,000	RUB	Russian Foreign Bond — Eurobond, Reg S, 7.85%, due 03/10/18‡‡‡	272,473
7,305,000	SGD	Singapore Government Bond, 3.00%, due 09/01/24	5,865,792
1,280,000	SGD	Singapore Government Bond, 3.38%, due 09/01/33	1,050,424
2,702,500	ZAR	South Africa Government Bond, 6.50%, due 02/28/41	182,178

See accompanying Notes to the Schedule of Investments.	79

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

10,434,700	ZAR	South Africa Government Bond, 6.75%, due 03/31/21	864,228
97,576,000	ZAR	South Africa Government Bond, 7.25%, due 01/15/20	8,351,114
22,200,000	ZAR	South Africa Government Bond, 7.75%, due 02/28/23	1,911,644
12,116,632	ZAR	South Africa Government Bond, 8.00%, due 12/21/18	1,073,852
16,437,612	ZAR	South Africa Government Bond, 8.00%, due 01/31/30	1,380,403
1,071,000	ZAR	South Africa Government Bond, 8.25%, due 09/15/17	95,534
1,147,204	ZAR	South Africa Government Bond, 8.25%, due 03/31/32	96,413
26,795,324	ZAR	South Africa Government Bond, 8.50%, due 01/31/37	2,293,418
15,975,500	ZAR	South Africa Government Bond, 8.75%, due 02/28/48	1,386,333
3,000,000	ZAR	South Africa Government Bond, 13.50%, due 09/15/15	271,374
3,000,000	ZAR	South Africa Government Bond, 13.50%, due 09/15/16	286,983
80,547,000	THB	Thailand Government Bond, 3.63%, due 06/16/23	2,629,360
67,209,000	THB	Thailand Government Bond, 3.65%, due 12/17/21	2,182,137
39,856,000	THB	Thailand Government Bond, 3.88%, due 06/13/19	1,288,569
12,425,000	THB	Thailand Government Bond, 4.88%, due 06/22/29	448,861
18,104,944	THB	Thailand Government Bond, Reg S, 1.25%, due 03/12/28‡‡‡	494,925
3,740,272	TRY	Turkey Government Bond, 8.30%, due 10/07/15	1,601,545
1,685,000	TRY	Turkey Government Bond, 8.30%, due 06/20/18	734,113
2,450,000	TRY	Turkey Government Bond, 8.50%, due 07/10/19	1,077,885
2,348,157	TRY	Turkey Government Bond, 8.50%, due 09/14/22	1,041,114
1,343,286	TRY	Turkey Government Bond, 8.80%, due 11/14/18	595,579
15,014,000	TRY	Turkey Government Bond, 9.00%, due 03/08/17	6,592,609
250,000	TRY	Turkey Government Bond, 10.00%, due 06/17/15	107,742
504,000	TRY	Turkey Government Bond, 10.40%, due 03/27/19	235,534

			170,928,069

		TOTAL DEBT OBLIGATIONS (COST $366,097,223)	335,269,735

Shares		Description	Value ($)

		PREFERRED STOCK — 0.1%

		Diversified Financial Services — 0.1%

14,000		GMAC Capital Trust I, 8.125%†	369,320

		TOTAL PREFERRED STOCK (COST $377,520)	369,320

Par Value**		Description	Value ($)

		SHORT-TERM INVESTMENTS — 5.3%

		Bank Deposit — 5.3%

18,920,658		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/15	18,920,658

		TOTAL BANK DEPOSITS (COST $18,920,658)	18,920,658

		TOTAL INVESTMENTS — 98.8% (Cost $385,395,401)	354,559,713

		Other Assets and Liabilities (net) — 1.2%	4,453,315

		NET ASSETS — 100.0%	$359,013,028

80	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Notes to Schedule of Investments:
**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

†	Floating rate note. Rate shown is as of December 31, 2014.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $74,960,963 which represents 20.9% of net assets.

See accompanying Notes to the Schedule of Investments.	81

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

A summary of outstanding financial instruments at December 31, 2014 is as follows:

Cross Currency Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Contract Amount Purchased	Contract Amount Sold	Unrealized Appreciation (Depreciation)
02/18/15	HUF/EUR	Citibank N.A.	2,419,860	741,300,000	$95,583

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
02/03/15	BRL	Citibank N.A.	1,600,000	$597,495	$(31,683)
02/03/15	BRL	Goldman Sachs	2,300,000	858,900	(5,762)
03/03/15	BRL	Goldman Sachs	4,875,000	1,806,736	(30,114)
03/18/15	CLP	Goldman Sachs	4,375,698,000	7,161,506	(4,956)
01/21/15	CNY	Citibank N.A.	34,293,000	5,516,626	(39,413)
01/21/15	CNY	Goldman Sachs	2,200,000	353,908	(3,525)
01/21/15	COP	Citibank N.A.	5,611,402,000	2,360,384	(370,284)
03/18/15	COP	Citibank N.A.	8,069,200,000	3,382,481	(354,990)
01/21/15	COP	Goldman Sachs	3,000,000,000	1,261,922	(165,585)
03/18/15	COP	Goldman Sachs	1,383,035,000	579,746	(21,442)
01/09/15	EUR	Deutsche Bank AG	1,400,000	1,694,210	(222,900)
02/09/15	EUR	Deutsche Bank AG	1,879,800	2,275,557	(306,092)
03/09/15	EUR	Deutsche Bank AG	5,198,480	6,294,411	(697,169)
05/07/15	EUR	Deutsche Bank AG	859,792	1,041,620	(18,672)
03/18/15	EUR	Goldman Sachs	691,860	837,775	(25,302)
05/07/15	EUR	JPMorgan Chase Bank	100,000	121,148	(10,772)
05/07/15	GBP	Deutsche Bank AG	201,814	314,065	(18,948)
03/09/15	GBP	Deutsche Bank AG	442,122	688,370	(66,952)
06/18/15	GBP	Deutsche Bank AG	222,000	345,362	(2,024)
03/18/15	HUF	Citibank N.A.	1,328,808,000	5,076,372	(226,091)
03/18/15	IDR	Goldman Sachs	90,789,530,000	7,235,126	37,331
01/21/15	INR	Citibank N.A.	19,000,000	299,984	(6,715)
01/21/15	INR	Goldman Sachs	275,930,000	4,356,558	(93,892)
03/18/15	INR	Goldman Sachs	185,540,000	2,895,270	(59,188)
02/17/15	KRW	Citibank N.A.	10,795,000,000	9,800,209	31,304
02/17/15	KRW	Goldman Sachs	650,000,000	590,101	8,835
03/18/15	MXN	Citibank N.A.	57,870,000	3,905,484	(62,122)
03/18/15	MXN	Goldman Sachs	154,839,000	10,449,649	(369,779)
03/18/15	MYR	Goldman Sachs	12,298,733	3,496,515	(37,604)
02/18/15	NGN	Citibank N.A.	81,193,000	414,051	(49,247)
02/18/15	NGN	Citibank N.A.	470,467,633	2,399,191	(255,117)
02/18/15	NGN	Goldman Sachs	68,000,000	346,772	(31,531)
02/18/15	PHP	Goldman Sachs	35,260,000	786,460	3,600
03/18/15	PLN	Goldman Sachs	38,429,000	10,821,295	(453,914)
03/18/15	SGD	Citibank N.A.	735,000	554,147	(5,376)
03/18/15	SGD	Goldman Sachs	512,000	386,018	(5,654)
03/18/15	THB	Goldman Sachs	19,650,000	595,191	2,305

82	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Forward Foreign Currency Contracts — continued

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
03/18/15	TRY	Citibank N.A.	11,920,000	$5,024,902	$(109,365)
03/18/15	TRY	Goldman Sachs	40,567,000	17,101,108	(330,514)
01/21/15	TWD	Goldman Sachs	16,304,000	515,948	(8,212)
03/18/15	TWD	Goldman Sachs	28,603,000	905,499	(13,528)
03/18/15	ZAR	Citibank N.A.	93,082,000	7,966,899	(46,484)

					$(4,477,543)

Sales
02/03/15	BRL	Citibank N.A.	34,308,326	$12,811,916	$577,428
02/03/15	BRL	Goldman Sachs	19,109,074	7,135,989	223,819
03/18/15	CLP	Goldman Sachs	1,575,170,000	2,578,009	(35,367)
01/21/15	CNY	Goldman Sachs	2,895,000	465,711	6,095
03/18/15	COP	Citibank N.A.	4,479,990,000	1,877,941	(13,693)
03/18/15	COP	Goldman Sachs	3,915,440,000	1,641,291	56,645
06/18/15	EUR	Barclays Bank Plc	300,000	363,608	5,632
02/09/15	EUR	Deutsche Bank AG	200,000	242,106	35,434
01/09/15	EUR	Deutsche Bank AG	1,400,000	1,694,210	209,455
03/09/15	EUR	Deutsche Bank AG	5,353,000	6,481,506	869,479
05/07/15	EUR	Deutsche Bank AG	1,457,740	1,766,022	117,637
03/18/15	EUR	Goldman Sachs	9,096,000	11,014,365	139,104
02/18/15	HUF	Goldman Sachs	361,858,000	1,383,369	228,327
03/18/15	HUF	Goldman Sachs	952,040,000	3,637,026	47,767
03/18/15	IDR	Citibank N.A.	6,400,000,000	510,024	(13,707)
03/18/15	INR	Citibank N.A.	243,400,000	3,798,150	(6,578)
02/17/15	KRW	Citibank N.A.	11,125,139,000	10,099,925	130,446
02/17/15	KRW	Goldman Sachs	475,000,000	431,227	(2,140)
03/18/15	MXN	Citibank N.A.	22,270,000	1,502,940	(3,226)
03/18/15	MYR	Citibank N.A.	1,350,000	383,803	(1,519)
02/18/15	NGN	Citibank N.A.	219,693,000	1,120,344	66,661
12/04/15	NGN	Citibank N.A.	70,656,522	318,382	9,432
02/18/15	NGN	Goldman Sachs	115,141,000	587,172	41,298
03/18/15	PEN	Citibank N.A.	20,536,806	6,785,984	67,526
03/18/15	PEN	Goldman Sachs	8,272,294	2,733,417	23,585
03/18/15	PLN	Goldman Sachs	1,310,000	368,885	227
03/18/15	RON	Goldman Sachs	8,883,000	2,393,582	64,564
04/15/15	RUB	Citibank N.A.	66,482,000	1,029,577	160,790
03/18/15	RUB	Citibank N.A.	27,000,000	424,644	20,533
03/18/15	SGD	Citibank N.A.	466,000	351,337	(49)
03/18/15	SGD	Goldman Sachs	22,279,000	16,797,067	92,351
03/18/15	THB	Citibank N.A.	126,149,000	3,821,004	(44,087)
03/18/15	TRY	Citibank N.A.	18,179,000	7,663,397	204,232
03/18/15	TRY	Goldman Sachs	3,011,000	1,269,294	35,644
01/21/15	TWD	Citibank N.A.	184,860,000	5,849,988	302,416
03/18/15	TWD	Goldman Sachs	10,030,000	317,524	(1,917)
01/21/15	TWD	Goldman Sachs	202,520,000	6,408,848	265,043
03/18/15	ZAR	Citibank N.A.	16,850,000	1,442,193	(9,480)
03/18/15	ZAR	Goldman Sachs	180,729,000	15,468,616	(45,160)

					$3,824,647

See accompanying Notes to the Schedule of Investments.	83

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
PEN	Peruvian Nouveau Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
393	South Africa Government Bond, Series R2037	February 2015	$3,368,874	$(77,863)
583	South Africa Government Bond, Series R208	February 2015	4,959,108	(17,921)

				$(95,784)

Sales
195	Korea 3-Year Bond	March 2015	$19,195,742	$(7,983)
23	Korea 10-Year Bond	March 2015	2,531,538	(14,962)

				$(22,945)

84	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Sovereign Debt Obligations	47.6
Corporate Debt	45.8
Preferred Stock	0.1
Cross Currency Foreign Currency Contracts	0.0
Futures Contracts	0.0
Forward Foreign Currency Contracts	(0.2)
Short-Term Investments	5.3
Other Assets and Liabilities (net)	1.4

100.0%

See accompanying Notes to the Schedule of Investments.	85

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.1%

	Bermuda — 0.6%

238,000	Alibaba Health Information Technology, Ltd.*	155,940
350,000	China Gas Holdings, Ltd.	549,941
170,842	Cosan, Ltd. Class A	1,324,025
102,000	COSCO Pacific, Ltd.	144,728
5,700	Credicorp, Ltd.	913,026
16,413	Dairy Farm International Holdings, Ltd.	147,648
14,455,000	GOME Electrical Appliances Holding, Ltd.	2,148,582
955,000	Sihuan Pharmaceutical Holdings Group, Ltd.	638,943

	Total Bermuda	6,022,833

	Brazil — 7.5%

1,859,099	AMBEV SA, ADR	11,563,596
741,800	AMBEV SA	4,611,016
229,600	Arteris SA	1,070,679
567,829	Banco Bradesco SA, ADR	7,591,874
237,500	Banco do Brasil SA	2,101,113
184,588	BB Seguridade Participacoes SA	2,215,792
375,469	BM&FBovespa SA	1,390,914
154,300	BR Malls Participacoes SA	943,498
12,000	BRF SA	280,552
125,932	CCR SA	723,102
192,400	Centrais Eletricas Brasileiras SA	412,079
30,300	Cia Brasileira de Distribuicao, ADR	1,115,949
316,019	Cielo SA	4,952,226
167,492	Companhia Energetica de Minas Gerais, Sponsored ADR	832,435
259,300	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,068,370
290,500	EcoRodovias Infraestrutura e Logistica SA	1,164,014
165,800	Estacio Participacoes SA	1,467,277
66,400	Fibria Celulose SA, Sponsored ADR*	805,432
992,442	Itau Unibanco Holding SA, ADR	12,911,670
214,200	JBS SA	902,051
635,800	Kroton Educacional SA	3,663,511
35,800	Lojas Renner SA	1,021,114
159,900	Petroleo Brasileiro SA, ADR	1,212,042
185,400	Porto Seguro SA	2,103,109
206,300	Qualicorp SA*	2,143,027
67,600	Raia Drogasil SA	642,067
236,593	Souza Cruz SA	1,718,897
8,600	Telefonica Brasil SA, ADR	152,048
132,000	Tim Participacoes SA	586,458
81,400	Tim Participacoes SA, ADR	1,807,894
34,098	Ultrapar Participacoes SA	650,112
277,300	Vale SA, ADR	2,013,198

	Total Brazil	75,837,116

	British Virgin Islands — 0.0%

23,900	Mail.ru Group, Ltd., Reg S, GDR* ‡‡‡	385,968

86	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — 4.9%

16,576	Alibaba Group Holding, Ltd., Sponsored ADR*	1,722,909
8,802	Autohome, Inc., ADR*	320,041
19,096	Baidu, Inc., Sponsored ADR*	4,353,315
1,046,000	Belle International Holdings, Ltd.	1,169,613
9,349	Bitauto Holdings, Ltd., ADR*	658,263
2,770,000	China Resources Cement Holdings, Ltd.	1,793,579
312,000	China Resources Land, Ltd.	820,898
255,000	Country Garden Holdings Co., Ltd.	100,474
6,929,000	Evergrande Real Estate Group, Ltd.	2,802,869
34,355	NetEase, Inc., ADR	3,405,955
118,000	New World China Land, Ltd.	69,790
17,263	Qihoo 360 Technology Co., Ltd., ADR*	988,479
590,165	Sands China, Ltd.	2,874,133
1,828,000	Semiconductor Manufacturing International Corp.*	166,952
553,000	Shimao Property Holdings, Ltd.	1,232,420
4,016,000	Sino Biopharmaceutical, Ltd.	3,653,205
2,008,500	Soho China, Ltd.	1,414,787
2,616,000	Sunac China Holdings, Ltd.	2,645,457
1,057,500	Tencent Holdings, Ltd.	15,172,974
35,940	Vipshop Holdings, Ltd., ADR*	702,268
3,254,000	WH Group, Ltd.* 144A	1,853,251
66,780	WuXi PharmaTech Cayman, Inc., ADR*	2,248,482

	Total Cayman Islands	50,170,114

	Chile — 1.2%

41,728,006	Banco de Chile	4,818,146
7,533	Banco de Credito e Inversiones	369,838
59,127,285	Banco Santander Chile	2,924,724
61,700	Banco Santander Chile, ADR	1,216,724
145,300	Enersis SA, Sponsored ADR	2,329,159
26,931	ENTEL Chile SA	268,185
14,700	Latam Airlines Group SA, Sponsored ADR*	176,106

	Total Chile	12,102,882

	China — 10.5%

5,534,000	Agricultural Bank of China, Ltd. Class H	2,779,258
32,772,000	Bank of China, Ltd. Class H	18,348,170
960,000	Bank of Communications Co., Ltd. Class H	885,248
376,000	Beijing Capital International Airport Co., Ltd. Class H	299,902
656,000	China BlueChemical, Ltd. Class H	229,342
1,896,000	China CITIC Bank Corp., Ltd. Class H	1,512,434
15,619,000	China Construction Bank Corp. Class H	12,671,733
239,000	China Everbright Bank Co., Ltd. Class H	130,034
765,000	China Galaxy Securities Co., Ltd. Class H	953,270
800,000	China Life Insurance Co., Ltd. Class H	3,122,560
121,500	China Merchants Bank Co., Ltd. Class H	303,202
1,036,100	China Minsheng Banking Corp., Ltd. Class H	1,351,093
1,814,000	China Petroleum & Chemical Corp. Class H	1,468,598
29,430	China Petroleum & Chemical Corp., ADR	2,384,124

See accompanying Notes to the Schedule of Investments.	87

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	China — continued

1,238,500	China Railway Construction Corp. Class H	1,573,215
1,102,000	China Railway Group, Ltd. Class H	903,308
708,500	China Shenhua Energy Co., Ltd. Class H	2,081,909
5,374,000	China Telecom Corp., Ltd. Class H	3,130,214
138,000	China Vanke Co., Ltd. Class H*	305,542
458,000	Datang International Power Generation Co., Ltd. Class H	245,197
2,606,000	Dongfeng Motor Group Co., Ltd. Class H	3,636,275
300,500	Great Wall Motor Co., Ltd. Class H	1,701,550
1,531,200	Guangzhou R&F Properties Co., Ltd. Class H	1,868,455
4,164,000	Huaneng Power International, Inc. Class H	5,632,692
23,486,000	Industrial & Commercial Bank of China Class H	17,060,666
1,838,000	Jiangsu Expressway Co., Ltd. Class H	2,189,912
1,277,000	Jiangxi Copper Co., Ltd. Class H	2,167,816
34,400	New China Life Insurance Co., Ltd. Class H	172,100
16,200	PetroChina Co., Ltd., ADR	1,797,552
3,254,681	PetroChina Co., Ltd. Class H	3,609,794
1,070,760	PICC Property & Casualty Co., Ltd. Class H	2,071,726
333,000	Ping An Insurance Group Co. Class H	3,362,402
50,300	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	113,062
6,632,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,950,379
561,000	Sinotrans, Ltd. Class H	372,127
142,038	Tsingtao Brewery Co., Ltd. Class H	962,520
2,252,000	Zhejiang Expressway Co., Ltd. Class H	2,631,795
95,000	Zhuzhou CSR Times Electric Co., Ltd. Class H¤	551,880

	Total China	106,531,056

	Colombia — 0.3%

3,333,529	Ecopetrol SA	2,861,751

	Czech Republic — 0.5%

86,990	CEZ AS	2,235,076
13,032	Komercni Banka AS	2,683,422

	Total Czech Republic	4,918,498

	Denmark — 0.1%

16,330	Carlsberg A/S Class B	1,268,261

	Hong Kong — 4.6%

572,800	AIA Group, Ltd.	3,143,056
181,600	China Mobile, Ltd., Sponsored ADR	10,681,712
390,000	China Mobile, Ltd.	4,591,582
1,368,000	China Overseas Land & Investment, Ltd.	4,045,897
1,224,000	China Resources Power Holdings Co., Ltd.	3,150,476
10,300	CNOOC, Ltd., Sponsored ADR	1,395,032
4,456,000	CNOOC, Ltd.	6,027,631
384,000	CSPC Pharmaceutical Group, Ltd.	337,015
1,123,000	Far East Horizon, Ltd.	1,106,147
40,000	Franshion Properties China, Ltd.	11,389
288,484	Galaxy Entertainment Group, Ltd.	1,605,852

88	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

354,000	Guangdong Investment, Ltd.	459,699
2,654,000	Lenovo Group, Ltd.	3,480,305
331,432	Link (The) REIT	2,066,717
429,057	Power Assets Holdings, Ltd.	4,142,085
58,000	Shanghai Industrial Holdings, Ltd.	173,176
184,000	Sino-Ocean Land Holdings, Ltd.	104,922

	Total Hong Kong	46,522,693

	Hungary — 0.1%

3,142	MOL Hungarian Oil and Gas Plc	139,020
90,416	OTP Bank Nyrt	1,309,033

	Total Hungary	1,448,053

	India — 11.3%

440,013	Apollo Tyres, Ltd.	1,551,667
393,731	Aurobindo Pharma, Ltd.	7,061,879
160,149	Axis Bank, Ltd.	1,263,695
41,565	Bajaj Auto, Ltd.	1,594,477
127,127	Bank of Baroda	2,168,254
263,656	Cipla, Ltd.	2,610,809
254,046	Coal India, Ltd.	1,537,030
26,232	Colgate-Palmolive India, Ltd.	742,118
42,695	Divi’s Laboratories, Ltd.	1,162,019
50,200	Dr. Reddy’s Laboratories, Ltd., ADR	2,532,590
218,148	GAIL India, Ltd.	1,534,908
116,618	Glenmark Pharmaceuticals, Ltd.	1,417,695
261,675	HCL Technologies, Ltd. Class T	6,642,451
29,774	HDFC Bank, Ltd.	446,184
109,254	HDFC Bank, Ltd., ADR	5,544,641
42,332	Hero MotoCorp Ltd.	2,079,614
347,323	Hindustan Unilever, Ltd.	4,155,722
364,824	Housing Development Finance Corp., Ltd.	6,509,772
584,275	ICICI Bank, Ltd.	3,237,373
105,316	Infosys, Ltd.	3,271,208
147,400	Infosys, Ltd., Sponsored ADR	4,637,204
1,035,639	ITC, Ltd.	6,029,725
71,284	Kotak Mahindra Bank, Ltd.	1,417,417
60,420	Maruti Suzuki India, Ltd.	3,173,929
59,152	Motherson Sumi Systems, Ltd.	430,241
7,766	Nestle India, Ltd.	782,983
825,828	NMDC, Ltd.	1,890,514
354,979	Oil & Natural Gas Corp., Ltd.	1,910,743
119,543	Oil India, Ltd.	1,093,655
402,881	Power Finance Corp., Ltd.	1,905,844
227,505	Power Grid Corp. of India, Ltd.	495,255
53,775	Reliance Industries, Ltd. (London Exchange), GDR 144A	1,511,340
336,635	Rural Electrification Corp., Ltd.	1,770,422
654,220	Sesa Sterlite, Ltd.	2,222,553
27,312	State Bank of India, Ltd., Reg S, GDR‡‡‡	1,342,485

See accompanying Notes to the Schedule of Investments.	89

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	India — continued

316,708	Sun Pharmaceutical Industries, Ltd.	4,140,764
162,353	Tata Consultancy Services, Ltd.	6,588,942
367,119	Tata Motors, Ltd.	2,861,753
100,800	Tata Motors, Ltd., Sponsored ADR	4,261,824
147,204	Tata Steel, Ltd.	923,742
111,162	Tech Mahindra, Ltd.	4,558,999
47,278	Westlife Development, Ltd.* ¤	239,591
146,622	Wipro, Ltd.	1,285,632
164,193	Wipro, Ltd., ADR	1,858,665
105,674	Zee Entertainment Enterprises, Ltd.	634,976

	Total India	115,033,304

	Indonesia — 3.2%

10,304,300	Adaro Energy Tbk PT	862,694
1,692,600	Astra International Tbk PT	1,004,670
2,374,962	Bank Central Asia Tbk PT	2,498,902
185,000	Bank Mandiri Persero Tbk PT	159,683
4,170,700	Bank Negara Indonesia Persero Tbk PT	2,036,516
4,996,500	Bank Rakyat Indonesia Persero Tbk PT	4,652,546
270,300	Indo Tambangraya Megah Tbk PT	334,607
590,700	Indocement Tunggal Prakarsa Tbk PT	1,193,704
26,000	Indofood CBP Sukses Makmur Tbk PT	27,526
1,163,000	Indofood Sukses Makmur Tbk PT	634,043
14,722,000	Kalbe Farma Tbk PT	2,175,864
552,336	Matahari Department Store Tbk PT	669,535
6,903,700	Perusahaan Gas Negara Persero Tbk PT	3,325,395
674,600	Semen Gresik Persero Tbk PT	876,424
32,866,340	Telekomunikasi Indonesia Persero Tbk PT	7,543,077
44,800	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	2,026,304
739,896	Unilever Indonesia Tbk PT	1,930,526
71,900	United Tractors Tbk PT	99,856

	Total Indonesia	32,051,872

	Luxembourg — 0.2%

107,620	Ternium SA, Sponsored ADR	1,898,417

	Malaysia — 3.1%

186,900	AirAsia Bhd	145,018
1,367,300	AMMB Holdings Bhd	2,577,103
484,800	Axiata Group Bhd	976,403
36,112	British American Tobacco Malaysia Bhd	669,269
716,300	DiGi.Com Bhd	1,259,782
3,191,500	Genting Malaysia Bhd	3,706,429
137,500	IJM Corp. Bhd	258,403
861,300	IOI Corp. Bhd	1,180,883
1,707,456	Malayan Banking Bhd	4,464,950
315,400	MISC Bhd	650,880
547,500	Petronas Chemicals Group Bhd	851,713
143,000	Petronas Gas Bhd	906,016

90	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Malaysia — continued

359,600	Public Bank Bhd	1,880,793
860,700	SapuraKencana Petroleum Bhd	571,484
292,300	Sime Darby Bhd	766,967
1,942,600	Tenaga Nasional Bhd	7,655,545
868,700	UMW Holdings Bhd	2,727,869

	Total Malaysia	31,249,507

	Mexico — 3.7%

885,400	Alfa SAB de CV Class A	1,980,470
291,000	America Movil SAB de CV Series L, Sponsored ADR	6,454,380
1,631,100	America Movil SAB de CV Series L	1,819,250
126,000	Arca Continental SAB de CV	797,130
75,400	Cemex SAB de CV, Sponsored ADR*	768,326
1,701,100	Compartamos SAB de CV	3,421,877
528,000	Fibra Uno Administracion SA de CV REIT	1,558,235
45,592	Fomento Economico Mexicano SAB de CV, Sponsored ADR	4,013,464
193,600	Fomento Economico Mexicano SAB de CV	1,718,787
103,800	Gruma SAB de CV Class B	1,111,045
61,900	Grupo Aeroportuario del Pacifico SAB de CV Class B	388,121
53,500	Grupo Financiero Inbursa SAB de CV Series O	138,906
87,159	Grupo Financiero Santander Mexico SAB de CV Class B, ADR	902,967
99,600	Grupo Lala SAB de CV	192,717
1,677,989	Grupo Mexico SAB de CV Series B	4,871,260
89,440	Grupo Televisa SAB, Sponsored ADR	3,046,327
75,329	Industrias Penoles SAB de CV	1,471,802
265,700	OHL Mexico SAB de CV*	495,717
995,945	Wal-Mart de Mexico SAB de CV	2,143,953

	Total Mexico	37,294,734

	Netherlands — 0.1%

39,915	Yandex NV Class A*	716,873

	Panama — 0.1%

127,139	Avianca Holdings SA, Sponsored ADR	1,491,340

	Peru — 0.0%

12,700	Cia de Minas Buenaventura SA, ADR	121,412

	Philippines — 0.3%

918,100	Aboitiz Equity Ventures, Inc.	1,070,771
976,920	Metropolitan Bank & Trust Co.	1,801,100

	Total Philippines	2,871,871

	Poland — 0.9%

12,216	Cyfrowy Polsat SA	80,461
17,701	Energa SA	114,332
33,096	KGHM Polska Miedz SA	1,005,770
171,751	Orange Polska SA	401,024
544,310	PGE Polska Grupa Energetyczna SA	2,881,127

See accompanying Notes to the Schedule of Investments.	91

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Poland — continued

710,767	Polskie Gornictwo Naftowe i Gazownictwo SA	885,623
28,519	Powszechny Zaklad Ubezpieczen SA	3,886,836
37,441	Synthos SA	43,319
76,290	Tauron Polska Energia SA	107,929

	Total Poland	9,406,421

	Qatar — 0.2%

34,683	Qatar National Bank SAQ	2,015,157

	Russia — 2.1%

487,555	Gazprom OAO, Sponsored ADR	2,255,090
195,837	Gazprom OAO (OTC Exchange), Sponsored ADR	887,142
66,250	LUKOIL OAO (DTC Shares), Sponsored ADR	2,540,688
50,065	LUKOIL OAO (Euroclear Shares), Sponsored ADR	1,982,520
33,231	Magnit PJSC, Reg S, GDR ‡‡‡	1,508,687
247,563	MMC Norilsk Nickel OJSC, ADR	3,520,346
4,262	MMC Norilsk Nickel OJSC (London Exchange), ADR	60,293
211,900	Mobile Telesystems OJSC, Sponsored ADR	1,521,442
905,097	Moscow Exchange MICEX OAO	892,671
7,128	NOVATEK OAO, Reg S, GDR ‡‡‡	553,575
92,659	Rosneft Oil Co., Reg S, (London Exchange), GDR ‡‡‡	325,192
23,052	Severstal PAO, Reg S, GDR ‡‡‡	209,773
68,466	Sistema JSFC (OTC Exchange), Reg S, GDR ‡‡‡	356,708
103,113	Sistema JSFC, Reg S, GDR ‡‡‡	535,524
222,408	Surgutneftegas OAO, Sponsored ADR	938,706
77,960	Tatneft OAO, Sponsored ADR	1,910,020
67,323	Tatneft OAO (London Exchange), Sponsored ADR	1,642,220

	Total Russia	21,640,597

	Singapore — 0.1%

91,142	DBS Group Holdings, Ltd.	1,406,976

	South Africa — 5.8%

206,284	Barclays Africa Group, Ltd.	3,216,894
65,153	Barloworld, Ltd.	537,063
84,633	Exxaro Resources, Ltd.	753,223
859,653	FirstRand, Ltd.	3,723,965
63,223	Foschini Group, Ltd. (The)	724,376
330,067	Growthpoint Properties, Ltd.	780,563
64,233	Imperial Holdings, Ltd.	1,018,224
138,927	Investec, Ltd.	1,159,273
21,750	Kumba Iron Ore, Ltd.	446,875
57,221	Liberty Holdings, Ltd.	607,114
62,126	Life Healthcare Group Holdings, Ltd.	228,889
64,320	Mediclinic International, Ltd.	555,929
845,411	MMI Holdings, Ltd.	2,191,856
750,334	MTN Group, Ltd.	14,237,697
42,813	Naspers, Ltd. Class N	5,511,613
434,609	Netcare, Ltd.	1,420,374

92	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

56,247	Pick n Pay Stores, Ltd.	254,675
3,232,241	Redefine Properties, Ltd.	2,986,863
140,139	Remgro, Ltd.	3,061,391
273,834	RMB Holdings, Ltd.	1,506,793
238,309	Sanlam, Ltd.	1,431,423
136,059	Sasol, Ltd.	5,082,365
32,341	Shoprite Holdings, Ltd.	468,097
160,164	Spar Group, Ltd. (The)	2,227,898
151,704	Standard Bank Group, Ltd.	1,864,181
69,091	Telkom SA SOC, Ltd.*	416,940
130,617	Truworths International, Ltd.	870,604
158,912	Woolworths Holdings, Ltd.	1,050,416

	Total South Africa	58,335,574

	South Korea — 10.1%

411	Amorepacific Corp.	825,685
691	AMOREPACIFIC Group	623,637
3,146	CJ Corp.	445,636
34,409	Coway Co., Ltd.	2,618,023
14,664	Daewoo Securities Co., Ltd.*	129,022
115,143	DGB Financial Group, Inc.	1,184,725
41,868	Dongbu Insurance Co., Ltd.	2,091,168
18,615	Doosan Heavy Industries & Construction Co., Ltd.	396,756
37,546	Halla Visteon Climate Control Corp.	1,643,246
76,506	Hana Financial Group, Inc.	2,210,139
35,747	Hanwha Corp.	1,007,332
274,442	Hanwha Life Insurance Co., Ltd.	2,072,227
59,409	Hite Jinro Co., Ltd.	1,249,823
16,532	Hyosung Corp.	1,019,569
2,866	Hyundai Department Store Co., Ltd.	318,306
13,084	Hyundai Development Co-Engineering & Construction	455,301
4,845	Hyundai Engineering & Construction Co., Ltd.	183,437
70,741	Hyundai Marine & Fire Insurance Co., Ltd.	1,670,619
20,460	Hyundai Mobis Co., Ltd.	4,354,631
23,230	Hyundai Motor Co.	3,526,740
104,023	Industrial Bank of Korea	1,324,734
79,493	Kangwon Land, Inc.	2,184,539
32,550	KB Financial Group, Inc.	1,063,063
11,887	Kia Motors Corp.	561,626
127,074	Korea Electric Power Corp.	4,893,900
896	Korea Zinc Co., Ltd.	328,100
60,011	Korean Air Lines Co., Ltd.*	2,575,560
207,851	Korean Reinsurance Co.	2,032,355
20,100	KT Corp., Sponsored ADR*	283,812
39,607	KT&G Corp.	2,746,418
36,870	LG Corp.	2,043,503
135,100	LG Display Co., Ltd., ADR*	2,046,765
27,920	LG Electronics, Inc.	1,492,218
2,795	LS Corp.	137,397

See accompanying Notes to the Schedule of Investments.	93

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

21,594	LS Industrial Systems Co., Ltd.	1,173,144
31,743	Mirae Asset Securities Co., Ltd.	1,237,658
2,421	NAVER Corp.	1,564,015
6,637	NCSoft Corp.	1,088,024
907	Orion Corp. Republic of South Korea	834,172
8,494	POSCO	2,143,053
16,406	S-1 Corp.	1,060,740
21,989	Samsung Card Co., Ltd.	882,902
7,814	Samsung Electronics Co., Ltd.	9,392,835
20,142	Samsung Electronics Co., Ltd., GDR	12,105,459
4,200	Samsung Fire & Marine Insurance Co., Ltd.	1,075,979
64,189	Samsung Heavy Industries Co., Ltd.	1,154,214
2,469	Samsung Life Insurance Co., Ltd.	260,772
26,700	Shinhan Financial Group Co., Ltd.	1,071,305
1,262	Shinsegae Co., Ltd.	206,727
6,926	SK C&C Co., Ltd.	1,337,942
13,584	SK Holdings Co., Ltd.	2,013,135
105,855	SK Hynix, Inc.*	4,558,040
10,064	SK Innovation Co., Ltd.	774,129
175,647	SK Networks Co., Ltd.*	1,417,049
22,676	SK Telecom Co., Ltd.	5,514,380

	Total South Korea	102,605,686

	Taiwan — 10.6%

1,081,000	Advanced Semiconductor Engineering, Inc.	1,285,115
213,000	Asustek Computer, Inc.	2,319,146
327,000	AU Optronics Corp.	165,765
472,200	Cathay Financial Holding Co., Ltd.	694,758
235,000	Cheng Shin Rubber Industry Co., Ltd.	551,236
622,797	Chicony Electronics Co., Ltd.	1,729,974
323,000	China Airlines, Ltd.*	147,598
970,200	China Life Insurance Co., Ltd.	799,592
731,000	China Motor Corp.	644,740
105,000	Chunghwa Telecom Co., Ltd.	311,923
1,580,000	Compal Electronics, Inc.	1,101,440
2,098,880	CTBC Financial Holding Co., Ltd.	1,356,071
594,000	CTCI Corp.	944,026
833,000	Delta Electronics, Inc.	4,949,619
3,896,495	E.Sun Financial Holding Co., Ltd.	2,415,789
458,000	Eva Airways Corp.*	318,113
1,576,000	Far Eastern Department Stores, Ltd.	1,400,627
248,000	Far EasTone Telecommunications Co., Ltd.	570,951
126,000	Foxconn Technology Co., Ltd.	337,411
5,033,997	Fubon Financial Holding Co., Ltd.	8,005,891
3,242,910	Hon Hai Precision Industry Co., Ltd.	8,942,546
177,000	Hua Nan Financial Holdings Co., Ltd.	98,994
2,787,000	Inotera Memories, Inc.*	4,401,642
3,111,000	Inventec Corp.	2,090,313
548,000	Kinsus Interconnect Technology Corp.	1,810,993

94	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

57,000	Largan Precision Co., Ltd.	4,267,573
1,525,368	Lite-On Technology Corp.	1,745,970
380,880	MediaTek, Inc.	5,544,823
283,000	Mega Financial Holding Co., Ltd.	218,158
46,000	Novatek Microelectronics Corp.	257,336
1,287,000	Pegatron Corp.	2,963,883
463,000	Pou Chen Corp.	558,221
527,062	President Chain Store Corp.	4,064,328
979,000	Quanta Computer, Inc.	2,438,979
353,060	Radiant Opto-Electronics Corp.	1,119,803
339,000	Realtek Semiconductor Corp.	1,123,302
970,062	SinoPac Financial Holdings Co., Ltd.	397,351
873,650	Taishin Financial Holding Co., Ltd.	358,377
1,820,000	Taiwan Cement Corp.	2,485,578
178,500	Taiwan Cooperative Financial Holding Co., Ltd.	91,750
4,030,000	Taiwan Semiconductor Manufacturing Co., Ltd.	17,783,305
338,380	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	7,572,944
401,000	Teco Electric and Machinery Co., Ltd.	378,317
280,000	Transcend Information, Inc.	870,893
1,101,438	Uni-President Enterprises Corp.	1,736,009
541,000	Vanguard International Semiconductor Corp.	888,442
1,756,000	Wistron Corp.	1,580,536
1,640,000	WPG Holdings, Ltd.	1,901,068
459,200	Yuanta Financial Holding Co., Ltd.	222,400

	Total Taiwan	107,963,619

	Thailand — 3.1%

397,300	Advanced Info Service PCL (Registered Shares)	3,025,441
133,400	Airports of Thailand PCL, NVDR	1,141,350
244,128	Bangkok Bank PCL	1,433,038
677,700	Bangkok Bank PCL, NVDR	3,978,117
310,700	Bangkok Dusit Medical Services PCL, NVDR	161,694
221,800	BEC World PCL, NVDR	340,497
1,278,300	CP All PCL Class F	1,644,108
62,000	Delta Electronics Thailand PCL, NVDR	132,689
3,800	Glow Energy PCL, NVDR	10,289
330,673	Kasikornbank PCL	2,297,672
369,200	Kasikornbank PCL, NVDR	2,549,407
4,285,100	Krung Thai Bank PCL	2,935,860
2,179,700	Krung Thai Bank PCL, NVDR	1,493,383
211,600	PTT Exploration & Production PCL Class N, NVDR	717,738
2,103,800	PTT Global Chemical PCL	3,265,782
159,100	PTT PCL	1,559,792
79,700	PTT PCL, NVDR	781,367
250,600	Siam Commercial Bank PCL	1,384,539
50,900	Siam Commercial Bank PCL, NVDR	281,217
2,761,000	Thai Beverage PCL Class C	1,435,687
194,400	Thai Union Frozen Products PCL, NVDR	534,364

	Total Thailand	31,104,031

See accompanying Notes to the Schedule of Investments.	95

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Turkey — 1.6%

54,172	BIM Birlesik Magazalar AS	1,158,157
15,569	Coca-Cola Icecek AS	336,137
1,962,804	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,313,644
161,180	Enka Insaat ve Sanayi AS	363,853
490,513	Eregli Demir ve Celik Fabrikalari TAS	935,249
262,490	TAV Havalimanlari Holding AS	2,143,594
195,919	Tofas Turk Otomobil Fabrikasi AS	1,335,530
650,269	Turk Hava Yollari*	2,664,775
504,878	Turk Telekomunikasyon AS	1,569,553
436,813	Turkcell Iletisim Hizmetleri AS*	2,663,870
122,774	Turkiye Vakiflar Bankasi Tao Series D	255,979

	Total Turkey	15,740,341

	United Arab Emirates — 0.2%

588,463	Abu Dhabi Commercial Bank PJSC	1,103,603
238,847	First Gulf Bank PJSC	1,091,868

	Total United Arab Emirates	2,195,471

	United Kingdom — 1.8%

134,301	British American Tobacco Plc	7,293,801
114,581	Mondi Plc	1,848,131
802,117	Old Mutual Plc	2,388,249
11,899	Randgold Resources, Ltd.	805,434
15,212	Randgold Resources, Ltd., ADR	1,025,441
87,288	SABMiller Plc	4,556,026

	Total United Kingdom	17,917,082

	United States — 0.3%

13,900	Southern Copper Corp.	391,980
20,039	Visteon Corp.*	2,141,368

	Total United States	2,533,348

	TOTAL COMMON STOCKS (COST $897,511,541)	903,662,858

	PREFERRED STOCKS — 1.7%

	Brazil — 1.6%

492,400	Banco do Estado do Rio Grande do Sul, 6.30%	2,629,483
354,500	Bradespar SA, 11.82%	3,574,480
452,400	Cia Energetica de Sao Paulo, 12.30%	2,444,383
627,169	Itausa - Investimentos Itau SA, 3.51%	2,186,351
1,019,100	Klabin SA, 2.55%	1,098,510
19,471	Lojas Americanas SA, 0.67%	126,196
523,700	Vale SA, 9.46%	3,800,127

	Total Brazil	15,859,530

	Colombia — 0.1%

88,847	Banco Davivienda SA, 2.30%	1,035,405

96	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Colombia — continued

37,815	Bancolombia SA, 2.83%	453,993

	Total Colombia	1,489,398

	India — 0.0%

2,134,356	Zee Entertainment Enterprises, Ltd., 6.00%¤	29,417

	TOTAL PREFERRED STOCKS (COST $21,949,806)	17,378,345

	RIGHTS — 0.0%

	South Korea — 0.0%

22,274	DGB Financial Group, Inc., Strike Price HKD 1.66,, Expires 01/13/15* ****	23,323

	TOTAL RIGHTS (COST $—)	23,323

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 8.7%

	Bank Deposit — 8.5%

86,134,575	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/15	86,134,575

	Investment Fund — 0.2%

2,600,000	State Street Institutional Treasury Money Market Fund*****	2,600,000

	TOTAL SHORT-TERM INVESTMENTS (COST $88,734,575)	88,734,575

	TOTAL INVESTMENTS — 99.5% (Cost $1,008,195,922)	1,009,799,101

	Other Assets and Liabilities (net) — 0.5%	4,763,661

	NET ASSETS — 100.0%	$1,014,562,762

See accompanying Notes to the Schedule of Investments.	97

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

¤	Illiquid security. The total market value of the securities at period end is $820,888 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2014 was $592,856.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $23,323 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2014 was $0.

*****	Security has been segregated to cover collateral requirements on open synthetic futures contracts.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $3,364,591 which represents 0.3% of net assets.

98	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

A summary of outstanding financial instruments at December 31, 2014 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
03/18/15	BRL	Citibank N.A.	62,782,000	$23,163,157	$(561,356)
03/18/15	CLP	Citibank N.A.	529,107,000	865,895	10,493
03/18/15	CZK	Citibank N.A.	174,310,000	7,617,725	(238,182)
03/18/15	HKD	Citibank N.A.	135,774,000	17,507,705	(4,451)
03/18/15	HUF	Citibank N.A.	3,959,450,000	15,142,689	(777,303)
03/18/15	IDR	Citibank N.A.	60,561,173,225	4,826,192	7,236
03/18/15	ILS	Citibank N.A.	24,700,000	6,349,230	79,125
03/18/15	INR	Citibank N.A.	1,974,966,000	30,818,477	(602,232)
03/18/15	KRW	Citibank N.A.	37,037,254,000	33,583,553	12,436
03/18/15	MXN	Citibank N.A.	13,887,000	937,891	(26,712)
03/18/15	MYR	Citibank N.A.	92,164,000	26,202,111	(277,177)
03/18/15	PEN	Citibank N.A.	973,000	321,350	(2,887)
03/18/15	PHP	Citibank N.A.	291,000,000	6,483,201	(4,938)
03/18/15	PLN	Citibank N.A.	33,546,000	9,414,189	(396,357)
03/18/15	RUB	Citibank N.A.	814,446,000	13,063,250	(1,063,930)
03/18/15	SGD	Citibank N.A.	29,270,000	22,061,220	(267,906)
03/18/15	THB	Citibank N.A.	49,741,000	1,506,635	13,698
03/18/15	TRY	Citibank N.A.	91,002,000	38,280,756	(1,510,525)
03/18/15	TWD	Citibank N.A.	209,898,000	6,644,839	(103,477)
03/18/15	ZAR	Citibank N.A.	213,721,000	18,257,148	(380,140)

					$(6,094,585)

Sales
03/18/15	BRL	Citibank N.A.	64,990,000	$23,977,789	$(336,473)
03/18/15	CLP	Citibank N.A.	6,321,410,000	10,345,118	(74,652)
03/18/15	COP	Citibank N.A.	16,213,000,000	6,796,234	257,220
03/18/15	HKD	Citibank N.A.	92,223,000	11,891,916	566
03/18/15	HUF	Citibank N.A.	50,000,000	191,222	6,633
03/18/15	IDR	Citibank N.A.	31,700,000,000	2,526,211	(70,433)
03/18/15	ILS	Citibank N.A.	61,280,000	15,752,260	(298,977)
03/18/15	INR	Citibank N.A.	534,798,000	8,345,288	(40,791)
03/18/15	KRW	Citibank N.A.	17,824,025,000	16,161,946	(122,957)
03/18/15	MXN	Citibank N.A.	516,350,000	34,872,899	435,843
03/18/15	MYR	Citibank N.A.	88,705,000	25,218,721	150,933
03/18/15	PEN	Citibank N.A.	573,000	189,243	1,948
03/18/15	PHP	Citibank N.A.	669,100,000	14,906,907	23,230
03/18/15	PLN	Citibank N.A.	2,382,000	668,473	37,291
03/18/15	RUB	Citibank N.A.	814,446,000	13,063,250	1,030,931
03/18/15	SGD	Citibank N.A.	65,246,000	49,176,850	478,453
03/18/15	THB	Citibank N.A.	37,208,000	1,127,016	(4,583)
03/18/15	TRY	Citibank N.A.	37,127,000	15,617,784	136,307
03/18/15	ZAR	Citibank N.A.	64,236,000	5,487,370	(105,409)

					$1,505,080

See accompanying Notes to the Schedule of Investments.	99

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nouveau Sol
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
459	BIST 30 Index	February 2015	$2,099,885	$27,741
69	FTSE Bursa Malaysia KLCI Index	January 2015	1,727,713	(872)
47	H-shares Index	January 2015	3,633,101	23,546
937	MSCI Emerging Markets E-mini Index	March 2015	44,868,245	545,446
140	MSCI Singapore Index	January 2015	8,063,391	86,181
76	MSCI Taiwan Stock Index	January 2015	2,607,560	44,683
127	SET50 Index	March 2015	763,621	(21,772)

				$704,953

Sales
223	FTSE/JSE TOP 40	March 2015	$8,531,202	$(371,572)
49	KOSPI 200 Index	March 2015	5,438,748	145,958
41	Mexico Bolsa Index	March 2015	1,201,343	(63,698)
510	SGX CNX Nifty Index	January 2015	8,526,180	(59,665)

				$(348,977)

Synthetic Futures

Number of Contracts	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
482	Brazil Bovespa Stock Index	02/18/2015	Goldman Sachs & Co.	$8,586,397	$442,569
4,450	Hang Seng China Enterprises Index	01/29/2015	Goldman Sachs & Co.	6,763,003	115,085

100	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Synthetic Futures — continued

Number of Contracts	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
1,291	MSCI Daily Total Return Net Turkey Index	03/18/2015	Goldman Sachs & Co.	$563,408	$3,898
13,200	MSCI Taiwan Index	01/29/2015	Goldman Sachs & Co	4,460,394	68,526
20,400	Taiwan Stock Exchange Capitalization Weighted Stock Index	01/21/2015	Goldman Sachs & Co.	5,818,052	221,200
19,800	Tel Aviv 25 Index	01/30/2015	Goldman Sachs & Co.	7,559,512	(130,880)
880	Warsaw WIG 20 Index	03/20/2015	Goldman Sachs & Co.	586,797	962

					$721,360

See accompanying Notes to the Schedule of Investments.	101

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	14.9
Telecommunications	7.1
Semiconductors	6.6
Diversified Financial Services	5.3
Oil & Gas	5.1
Electric	3.7
Insurance	3.4
Beverages	3.2
Internet	3.1
Computers	2.8
Auto Manufacturers	2.6
Mining	2.5
Pharmaceuticals	2.5
Commercial Services	2.4
Real Estate	2.3
Electronics	2.1
Agriculture	2.0
Retail	1.9
Food	1.7
Software	1.6
Auto Parts & Equipment	1.1
Holding Companies — Diversified	1.1
Electrical Components & Equipment	0.9
Lodging	0.9
Media	0.9
Engineering & Construction	0.8
Airlines	0.7
Building Materials	0.7
Chemicals	0.7
Coal	0.6
Gas	0.6
Household Products & Wares	0.6
Iron & Steel	0.6
Forest Products & Paper	0.4
Leisure Time	0.4
Miscellaneous — Manufacturing	0.4
REITS	0.4
Cosmetics & Personal Care	0.3
Environmental Control	0.3
Distribution & Wholesale	0.2
Entertainment	0.2
Health Care — Services	0.2
Home Furnishings	0.2
Apparel	0.1
Home Builders	0.1
Metal Fabricate & Hardware	0.1
Oil & Gas Services	0.1
Pipelines	0.1
Shipbuilding	0.1
Transportation	0.1
Water	0.1

102	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Machinery — Construction & Mining	0.0
Machinery — Diversified	0.0
Short-Term Investments and Other Assets and Liabilities (net)	9.2

100.0%

See accompanying Notes to the Schedule of Investments.	103

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 85.3%

	Australia — 0.8%

152,120	Newcrest Mining, Ltd.*	1,357,810
683,350	Telstra Corp., Ltd.	3,326,414
47,611	Wesfarmers, Ltd.	1,615,628

	Total Australia	6,299,852

	Austria — 0.5%

182	Agrana Beteiligungs AG	15,634
6,652	CA Immobilien Anlagen AG*	124,748
17,593	EVN AG	212,893
8,444	Flughafen Wien AG	795,124
1,696	Mayr Melnhof Karton AG	176,003
14,056	Oesterreichische Post AG	685,315
9,076	OMV AG	240,166
21,319	Verbund AG	390,928
41,567	Voestalpine AG	1,638,600

	Total Austria	4,279,411

	Bahamas — 0.0%

1,372	United International Enterprises	213,730

	Belgium — 1.1%

5,303	Anheuser-Busch InBev NV	596,766
17,981	Befimmo SA REIT	1,305,866
6,784	Belgacom SA	245,648
32,296	Colruyt SA	1,497,547
35,885	Elia System Operator SA	1,666,298
35,974	Groupe Bruxelles Lambert SA	3,062,011
47	Lotus Bakeries	53,061
2,444	Ontex Group NV*	70,082

	Total Belgium	8,497,279

	Bermuda — 0.6%

39,806	Bunge, Ltd.	3,618,763
6,221	China Yuchai International, Ltd.	118,199
7,000	Guoco Group, Ltd.	81,965
19,400	Jardine Matheson Holdings, Ltd.	1,180,513
13,600	Transport International Holdings, Ltd.	28,784
5,000	Wing On Co. International, Ltd.	14,967

	Total Bermuda	5,043,191

	British Virgin Islands — 0.0%

4,320	Luxoft Holding, Inc.*	159,975

	Canada — 5.1%

32,334	Agnico-Eagle Mines, Ltd.	807,338
44,900	Bank of Montreal	3,185,739
10,200	Bank of Nova Scotia (The)	583,952

104	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

68,972	Barrick Gold Corp.	741,449
76,416	BCE, Inc.	3,504,438
37,200	Canadian Imperial Bank of Commerce	3,206,603
53,005	Canadian Natural Resources, Ltd.	1,643,807
33,400	Canadian Tire Corp., Ltd. Class A	3,539,405
99,837	Cenovus Energy, Inc.	2,058,639
29,100	Dream Office Real Estate Investment Trust REIT	631,871
83,900	Emera, Inc.	2,798,961
17,900	Empire Co., Ltd.	1,354,110
85,800	Fortis, Inc.	2,886,051
32,200	George Weston, Ltd.	2,789,786
73,379	Goldcorp, Inc.	1,358,979
24,900	Jean Coutu Group PJC, Inc. (The) Class A	608,607
190,400	Kinross Gold Corp.*	536,928
75,000	Manitoba Telecom Services, Inc.	1,754,155
51,148	Penn West Petroleum, Ltd.	106,388
40,790	Potash Corp. of Saskatchewan, Inc.	1,440,703
20,900	RONA, Inc.	249,916
18,000	Royal Bank of Canada	1,246,985
16,800	Saputo, Inc.	506,502
35,600	Shaw Communications, Inc. Class B	963,574
44,600	Toronto-Dominion Bank	2,137,488
12,700	TransAlta Renewables, Inc.	125,876
5,100	Valener, Inc.	70,539

	Total Canada	40,838,789

	Cayman Islands — 0.3%

55,605	Fresh Del Monte Produce, Inc.	1,865,548
24,521	Xunlei, Ltd., ADR*	179,003

	Total Cayman Islands	2,044,551

	Denmark — 0.7%

17,096	Carlsberg A/S Class B	1,327,751
14,879	ISS A/S*	428,397
1,636	Ringkjoebing Landbobank AS	305,315
3,566	Royal Unibrew A/S*	626,701
7,629	Schouw & Co.	358,457
305,062	TDC AS	2,325,035

	Total Denmark	5,371,656

	Faroe Islands — 0.0%

3,659	Bakkafrost P/F	81,749

	France — 2.9%

1,437	Bongrain SA	90,141
47,955	Bouygues SA	1,730,472
6,427	Caisse Regionale de Credit Agricole Mutuel Nord de France	122,859
44,513	Carrefour SA	1,352,395
33,942	Cie de Saint-Gobain	1,428,934

See accompanying Notes to the Schedule of Investments.	105

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	France — continued

71,611	Danone SA	4,711,036
7,678	Legrand SA	401,935
872	Manutan International	43,236
7,112	Neopost SA	403,660
2,150	Orpea	134,869
9,101	Rexel SA	162,515
96,219	Sanofi	8,769,008
9,624	Sodexo SA	943,628
1,815	Stef	98,710
26,882	Total SA	1,386,015
1,723	Vetoquinol SA	74,844
38,818	Vivendi SA*	968,321
4,651	Wendel SA	519,792

	Total France	23,342,370

	Germany — 2.7%

15,372	alstria office REIT-AG*	191,227
7,552	Celesio AG	244,190
6,368	DaimlerChrysler AG	531,286
26,955	Fielmann AG	1,843,809
3,383	Fraport AG Frankfurt Airport Services Worldwide	195,986
5,885	Fresenius Medical Care AG & Co. KGaA	440,438
33,703	HeidelbergCement AG	2,397,574
5,758	Hornbach Baumarkt AG	210,819
28,457	Merck KGaA	2,699,589
76,868	Rhoen Klinikum AG	2,151,968
133,426	SAP SE	9,433,951
38,276	Stada Arzneimittel AG	1,169,208

	Total Germany	21,510,045

	Hong Kong — 0.5%

6,500	Aeon Stores Hong Kong Co., Ltd.	7,695
403,000	CLP Holdings, Ltd.	3,496,969
64,000	Hysan Development Co., Ltd.	284,369
33,000	Miramar Hotel & Investment Co., Ltd.	40,859
233,000	Regal Real Estate Investment Trust REIT	61,362
608,000	Sunlight Real Estate Investment Trust REIT	274,293

	Total Hong Kong	4,165,547

	Ireland — 0.4%

47,434	CRH Plc	1,127,119
16,440	Kerry Group Plc	1,134,296
21,552	Willis Group Holdings Plc	965,745

	Total Ireland	3,227,160

	Israel — 0.9%

25,758	Azrieli Group	851,005
12,035	Bank Hapoalim, Ltd.	56,892

106	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Israel — continued

157,647	Bank Leumi Le-Israel BM*	542,092
10,364	Check Point Software Technologies, Ltd.*	814,299
51,162	Delek Automotive Systems, Ltd.	455,813
63,255	Israel Chemicals, Ltd.	457,317
35,424	Osem Investments, Ltd.	631,910
1,483	Paz Oil Co., Ltd.	192,424
60,966	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,506,155

	Total Israel	7,507,907

	Italy — 0.3%

22,611	Amplifon Spa	133,876
31,683	Italcementi Spa	189,320
757,404	Parmalat Spa	2,190,232

	Total Italy	2,513,428

	Japan — 6.0%

14,000	Arcs Co., Ltd.	285,151
130,300	Astellas Pharma, Inc.	1,811,725
3,000	AT-Group Co., Ltd.	53,295
5,000	Belc Co., Ltd.	151,684
175,300	Bic Camera, Inc.	2,015,775
101,700	Canon, Inc.	3,227,085
61,400	Coca-Cola West Co., Ltd.	843,872
21,600	Dydo Drinco, Inc.	901,016
1,600	FamilyMart Co., Ltd.	59,673
14,200	Fanuc, Ltd.	2,341,301
10,500	Fuji Co., Ltd.	189,930
4,800	Fukuda Denshi Co., Ltd.	242,664
5,600	Hirose Electric Co., Ltd.	651,306
69,100	Hoya Corp.	2,311,316
15,300	Inageya Co., Ltd.	154,607
12,500	JFE Holdings, Inc.	277,964
116,000	Kasumi Co., Ltd.	974,352
43,900	KDDI Corp.	2,744,198
164,400	Kewpie Corp.	3,057,106
4,500	Keyence Corp.	1,991,309
1,000	KFC Holdings Japan, Ltd.	18,043
19,200	Kose Corp.	750,302
372,000	Lion Corp.	1,943,219
20,900	Megmilk Snow Brand Co., Ltd.	249,425
54,300	Mitsubishi Estate Co., Ltd.	1,148,122
47,300	Mitsubishi Tanabe Pharma Corp.	692,473
327,000	Morinaga & Co., Ltd.	855,245
163,000	Morinaga Milk Industry Co., Ltd.	563,130
3,900	MOS Food Services, Inc.	71,925
76,500	MS&AD Insurance Group Holdings	1,815,275
66,000	Nippon Flour Mills Co., Ltd.	293,137
21,000	Nipro Corp.	181,632
661,000	Nisshin Oillio Group, Ltd. (The)	2,312,869

See accompanying Notes to the Schedule of Investments.	107

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

12,700	Nissin Foods Holdings Co., Ltd.	607,176
3,300	Nitori Holdings Co., Ltd.	177,167
18,700	Noevir Holdings Co., Ltd.	325,696
16,800	Nomura Research Institute, Ltd.	515,365
22,200	NTT DoCoMo, Inc.	324,655
2,500	Ohsho Food Service Corp.	90,506
4,500	Okinawa Cellular Telephone Co.	121,545
2,000	Oriental Land Co., Ltd.	458,200
1,000	Riken Vitamin Co., Ltd.	35,757
9,000	Royal Holdings Co., Ltd.	125,156
15,300	Sakata Seed Corp.	255,087
48,400	Secom Co., Ltd.	2,778,015
14,900	Shimano, Inc.	1,925,469
4,800	Shin-Etsu Chemical Co., Ltd.	311,975
51,000	Showa Sangyo Co., Ltd.	204,145
8,200	SMC Corp.	2,133,290
72,400	Sompo Japan Nipponkoa Holdings, Inc.	1,817,668
21,000	Yamazaki Baking Co., Ltd.	258,862
5,900	Yoshinoya Holdings Co., Ltd.	67,832

	Total Japan	47,713,692

	Luxembourg — 0.1%

43,203	Intelsat SA*	750,004

	Mexico — 0.4%

75,209	Grupo Televisa SAB, Sponsored ADR	2,561,618
15,228	Industrias Penoles SAB de CV	297,530

	Total Mexico	2,859,148

	Netherlands — 1.9%

52,412	Heineken Holding NV	3,285,319
8,034	Heineken NV	570,729
2,451	Sligro Food Group NV	92,683
93,978	TNT Express NV	624,376
268,716	Unilever NV, ADR	10,555,906

	Total Netherlands	15,129,013

	New Zealand — 1.2%

794,903	Air New Zealand, Ltd.	1,531,557
415,025	Argosy Property, Ltd.	350,334
296,752	Auckland International Airport, Ltd.	978,580
101,955	Contact Energy, Ltd.	508,409
175,415	Fisher & Paykel Healthcare Corp., Ltd.	855,305
40,894	Genesis Energy, Ltd.	68,975
523,521	Infratil, Ltd.	1,227,552
7,766	Mainfreight, Ltd.	96,361
529,286	Meridian Energy, Ltd.	727,117
356,950	Mighty River Power, Ltd.	829,702
71,095	Precinct Properties New Zealand, Ltd.	66,126

108	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	New Zealand — continued

262,459	Sky Network Television, Ltd.	1,238,265
251,101	Spark New Zealand, Ltd.	609,605
2,733	TrustPower, Ltd.	16,864
61,703	Vector, Ltd.	134,479
8,880	Warehouse Group, Ltd. (The)	21,655
43,833	Z Energy, Ltd.	158,513

	Total New Zealand	9,419,399

	Norway — 1.5%

608,668	Norsk Hydro ASA	3,403,048
493,695	Orkla ASA	3,344,678
112,817	Statoil ASA	1,965,307
171,435	Telenor ASA	3,436,167

	Total Norway	12,149,200

	Portugal — 0.4%

555,394	EDP - Energias de Portugal SA	2,147,946
332,581	REN - Redes Energeticas Nacionais SGPS SA	967,694
26,062	Sonaecom SGPS SA*	45,111

	Total Portugal	3,160,751

	Russia — 0.1%

76,731	Gazprom OAO, Sponsored ADR	354,904

	Singapore — 0.3%

7,000	Bukit Sembawang Estates, Ltd.	26,685
69,000	Fortune Real Estate Investment Trust REIT	68,997
53,000	Fraser and Neave, Ltd.	108,815
20,000	Great Eastern Holdings, Ltd.	361,297
15,000	Hong Leong Finance, Ltd.	29,526
228,000	M1, Ltd.	620,819
65,000	Metro Holdings, Ltd.	44,605
32,000	Singapore Airlines, Ltd.	279,684
384,000	Singapore Post, Ltd.	554,756
64,000	Yanlord Land Group, Ltd.	50,193

	Total Singapore	2,145,377

	South Africa — 0.1%

73,631	AngloGold Ashanti, Ltd., Sponsored ADR*	640,590
76,676	Gold Fields, Ltd., Sponsored ADR	347,342

	Total South Africa	987,932

	South Korea — 0.3%

15,961	Kia Motors Corp.	754,111
18,388	KT&G Corp.	1,275,056
258	Lotte Confectionery Co., Ltd.	418,943

	Total South Korea	2,448,110

See accompanying Notes to the Schedule of Investments.	109

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Spain — 0.9%

22,316	Endesa SA	443,227
517,328	Iberdrola SA	3,480,673
240,505	Telefonica SA	3,440,175

	Total Spain	7,364,075

	Sweden — 1.4%

10,867	Axfood AB	644,296
86,577	Hennes & Mauritz AB Class B	3,576,369
16,154	ICA Gruppen AB	629,639
44,281	Investor AB Class B	1,598,009
161,755	Svenska Cellulosa AB Class B	3,478,674
25,208	Swedish Match AB	782,979
108,318	TeliaSonera AB	693,678

	Total Sweden	11,403,644

	Switzerland — 4.1%

4,460	Allreal Holding AG*	615,364
3,541	Alpiq Holding AG*	320,751
280	APG SGA SA	81,384
4,010	Bank Coop AG	171,765
863	Banque Cantonale de Geneve	185,907
6,343	Basler Kantonalbank	408,777
18	Bell AG	44,343
620	Berner Kantonalbank AG	113,215
133,713	Coca-Cola HBC AG	2,545,194
3,157	Galenica AG	2,502,030
325	Graubuendner Kantonalbank	458,009
1,044	Intershop Holdings	374,097
322	Kaba Holding AG*	162,453
1,939	Kuehne + Nagel International AG	263,717
197,983	Nestle SA	14,520,492
72,588	Novartis AG	6,679,431
6,681	Swisscom AG	3,510,141
43	Walliser Kantonalbank	30,944

	Total Switzerland	32,988,014

	Thailand — 0.1%

138,200	Bangkok Bank PCL, NVDR	811,238

	United Kingdom — 5.0%

16,614	Anglo American Plc	307,519
23,312	Berkeley Group Holdings Plc	893,670
43,764	BP Plc, Sponsored ADR	1,668,284
61,205	British American Tobacco Plc	3,326,889
39,197	Centrica Plc	168,773
14,711	Cranswick Plc	316,516
7,456	Dechra Pharmaceuticals Plc	97,200
24,215	Diageo Plc	694,803
71,646	Fresnillo Plc	850,562

110	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

110,669	GlaxoSmithKline Plc	2,368,755
107,864	Greggs Plc	1,224,944
79,727	Imperial Tobacco Group Plc	3,492,950
22,924	Liberty Global Plc Series C*	1,107,458
2,851	Liberty Global Plc Class A*	143,134
4,727,153	Lloyds TSB Group Plc*	5,584,460
49,628	Lookers Plc	99,698
231,334	National Grid Plc	3,299,230
15,613	Next Plc	1,647,480
137,517	SSE Plc	3,453,754
20,112	Stock Spirits Group Plc	68,800
25,341	Synergy Health Plc	822,561
2,589,739	Tesco Plc	7,539,080
166,091	WM Morrison Supermarkets Plc	472,887

	Total United Kingdom	39,649,407

	United States — 44.7%

17,529	3M Co.	2,880,365
29,300	AG Mortgage Investment Trust, Inc. REIT	544,101
1,267	Alleghany Corp.*	587,254
9,833	Alliant Techsystems, Inc.	1,143,086
70,037	Altria Group, Inc.	3,450,723
76,224	Amdocs, Ltd.	3,556,231
37,019	American Capital Mortgage Investment Corp. REIT	697,438
38,515	American Express Co.	3,583,436
17,222	American International Group, Inc.	964,604
41,674	AmerisourceBergen Corp.	3,757,328
7,963	Anthem, Inc.	1,000,710
46,972	Apollo Residential Mortgage, Inc. REIT	740,748
54,266	Archer-Daniels-Midland Co.	2,821,832
15,807	Astoria Financial Corp.	211,182
106,098	AT&T, Inc.	3,563,832
298	Atrion Corp.	101,323
10,207	Automatic Data Processing, Inc.	850,958
34,141	Avista Corp.	1,206,884
223,504	Bank of New York Mellon Corp. (The)	9,067,557
47,416	BB&T Corp.	1,844,008
4,981	Bed Bath & Beyond, Inc.*	379,403
9	Berkshire Hathaway, Inc. Class A*	2,034,000
3,654	Berkshire Hills Bancorp, Inc.	97,416
13,149	Blucora, Inc.*	182,114
34,670	Broadridge Financial Solutions, Inc.	1,601,061
12,010	Brown & Brown, Inc.	395,249
5,606	CA, Inc.	170,703
88,038	Cablevision Systems Corp.	1,817,104
40,274	CACI International, Inc. Class A*	3,470,813
7,795	Cal-Maine Foods, Inc.	304,239
173,538	Capitol Federal Financial, Inc.	2,217,816
6,504	Cardinal Health, Inc.	525,068

See accompanying Notes to the Schedule of Investments.	111

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	United States — continued

17,608	CenturyLink, Inc.	696,925
3,856	Chemed Corp.	407,464
46,393	Church & Dwight Co., Inc.	3,656,232
26,863	Cigna Corp.	2,764,471
27,615	Cincinnati Financial Corp.	1,431,285
26,463	Cintas Corp.	2,075,758
10,569	CIT Group, Inc.	505,515
27,551	Clorox Co. (The)	2,871,090
1,504	Coca-Cola Bottling Co. Consolidated	132,397
67,208	Colgate-Palmolive Co.	4,650,122
64,319	Comcast Corp. Class A	3,702,523
6,069	Commvault Systems, Inc.*	313,707
14,219	Computer Sciences Corp.	896,508
12,895	ConAgra Foods, Inc.	467,831
23,574	ConocoPhillips	1,628,020
25,485	Costco Wholesale Corp.	3,612,499
6,705	CR Bard, Inc.	1,117,187
2,800	CSG Systems International, Inc.	70,196
1,952	CST Brands, Inc.	85,127
39,328	CVS Health Corp.	3,787,680
12,435	Deere & Co.	1,100,124
59,019	DENTSPLY International, Inc.	3,143,942
23,829	Devon Energy Corp.	1,458,573
66,159	DIRECTV*	5,735,985
34,065	Dr Pepper Snapple Group, Inc.	2,441,779
25,509	DST Systems, Inc.	2,401,672
219,433	eBay, Inc.*	12,314,580
6,266	EchoStar Corp. Class A*	328,965
93,129	Empire District Electric Co. (The)	2,769,656
27,575	Energizer Holdings, Inc.	3,545,042
26,579	Entergy Corp.	2,325,131
12,244	Factset Research Systems, Inc.	1,723,343
1,442	First American Financial Corp.	48,884
16,476	Fiserv, Inc.*	1,169,302
8,950	Google, Inc. Class A*	4,749,407
5,205	Google, Inc. Class C*	2,739,912
12,930	H&R Block, Inc.	435,482
13,332	Harbinger Group, Inc.*	188,781
48,422	Harris Corp.	3,477,668
63,536	HealthSouth Corp.	2,443,595
26,989	Henry Schein, Inc.*	3,674,552
66,298	Hill-Rom Holdings, Inc.	3,024,515
93,116	Home Depot, Inc. (The)	9,774,386
1,712	ICU Medical, Inc.*	140,213
4,810	Ingles Markets, Inc. Class A	178,403
12,560	Ingredion, Inc.	1,065,590
81,934	Intel Corp.	2,973,385
57,967	Jack Henry & Associates, Inc.	3,602,069
19,352	Johnson & Johnson	2,023,639
29,546	Kaiser Aluminum Corp.	2,110,471

112	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares	Description	Value ($)

	United States — continued

52,238	Kellogg Co.	3,418,455
30,589	Kimberly-Clark Corp.	3,534,253
38,066	LifePoint Hospitals, Inc.*	2,737,326
40,756	Linear Technology Corp.	1,858,474
9,387	Lockheed Martin Corp.	1,807,655
167,669	Lowe’s Cos., Inc.	11,535,627
9,329	Martin Marietta Materials, Inc.	1,029,175
71,775	Mastercard, Inc. Class A	6,184,134
2,886	McCormick & Co., Inc.	214,430
45,944	McDonald’s Corp.	4,304,953
32,534	MEDNAX, Inc.*	2,150,823
15,546	Medtronic, Inc.	1,122,421
354,181	Microsoft Corp.	16,451,707
3,891	National Healthcare Corp.	244,510
36,592	National Oilwell Varco, Inc.	2,397,874
61,098	New York Community Bancorp, Inc.	977,568
11,483	Newmont Mining Corp.	217,029
168,076	News Corp. Class A*	2,637,112
12,994	Northrop Grumman Corp.	1,915,186
104,451	Northwest Bancshares, Inc.	1,308,771
22,538	NOW, Inc.* ‡	579,903
49,555	Omnicare, Inc.	3,614,046
31,742	Omnicom Group, Inc.	2,459,053
330,942	Oracle Corp.	14,882,462
8,415	Owens & Minor, Inc.	295,451
73,729	Patterson Cos., Inc.	3,546,365
67,512	Paychex, Inc.	3,117,029
37,285	PepsiCo, Inc.	3,525,670
29,415	Philip Morris International, Inc.	2,395,852
38,956	Plum Creek Timber Co., Inc. REIT	1,666,927
33,651	Premier, Inc. Class A*	1,128,318
38,820	Procter & Gamble Co. (The)	3,536,114
21,354	Quest Diagnostics, Inc.	1,431,999
22,797	Republic Services, Inc.	917,579
14,621	Resource Capital Corp. REIT	73,690
3,625	Ross Stores, Inc.	341,692
4,672	San Juan Basin Royalty Trust	66,576
21,232	Schnitzer Steel Industries, Inc. Class A	478,994
1,410	Science Applications International Corp.	69,837
18,752	Scotts Miracle-Gro Co. (The) Class A	1,168,625
38,246	Spectrum Brands Holdings, Inc.	3,659,377
75,953	State Street Corp.	5,962,310
31,722	Steel Dynamics, Inc.	626,192
21,370	STERIS Corp.	1,385,844
2,512	Sykes Enterprises, Inc.*	58,957
7,945	Sysco Corp.	315,337
115,252	Target Corp.	8,748,779
13,695	Teleflex, Inc.	1,572,460
4,319	TeleTech Holdings, Inc.*	102,274

See accompanying Notes to the Schedule of Investments.	113

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Shares		Description	Value ($)

		United States — continued

39,786		Teradata Corp.*	1,737,852
3,339		Universal Corp.	146,849
89,022		US Bancorp	4,001,539
54,957		VeriSign, Inc.*	3,132,549
41,745		Visa, Inc. Class A	10,945,539
14,667		Vulcan Materials Co.	964,062
105,663		Wal-Mart Stores, Inc.	9,074,338
92,611		Wells Fargo & Co.	5,076,935
7,633		Westar Energy, Inc.	314,785
49,309		Weyerhaeuser Co. REIT	1,769,700
27,039		WR Berkley Corp.	1,386,019
20,693		Xilinx, Inc.	895,800
129,203		Yum! Brands, Inc.	9,412,439

		Total United States	356,383,770

		TOTAL COMMON STOCKS (COST $628,294,230)	680,814,318

		INVESTMENT COMPANY — 1.2%

		United States — 1.2%

81,358		SPDR Gold Shares*	9,240,642

		TOTAL INVESTMENT COMPANY (COST $10,461,290)	9,240,642

		PREFERRED STOCKS — 0.5%

		Germany — 0.5%

34,720		Henkel AG & Co. KGaA, 1.35%	3,755,821
2,811		Hornbach Holding AG, 1.11%	241,519

		Total Germany	3,997,340

		Japan — 0.0%

113		Shinkin Central Bank, 3.00%	202,969

		TOTAL PREFERRED STOCKS (COST $4,134,291)	4,200,309

		WARRANTS — 0.1%

		United States — 0.1%

34,589		JPMorgan Chase & Co., Strike Price $0.00, Expires 10/28/18*	719,451

		TOTAL WARRANTS (COST $520,146)	719,451

Par Value**		Description	Value ($)

		DEBT OBLIGATIONS — 0.2%

		Sovereign Debt Obligations — 0.2%

4,360,000	MXN	Mexican Bonos, 4.75%, due 06/14/18	295,510
3,806,100	MXN	Mexican Bonos, 5.00%, due 12/11/19	256,820
773,000	SGD	Singapore Government Bond, 0.50%, due 04/01/18	574,491

114	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2014 (Unaudited)

Par Value**			Description	Value ($)

			Sovereign Debt Obligations — continued

734,000	SGD		Singapore Government Bond, 2.38%, due 04/01/17	573,917

			TOTAL SOVEREIGN DEBT OBLIGATIONS (COST $1,793,498)	1,700,738

			TOTAL DEBT OBLIGATIONS (COST $1,793,498)	1,700,738

Par Value ($)			Description	Value ($)

			SHORT-TERM INVESTMENTS — 11.7%

			Bank Deposit — 11.7%

93,588,674			State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/15	93,588,674

			Securities Lending Collateral — 0.0%

124,551			State Street Navigator Securities Lending Prime Portfolio***	124,551

			TOTAL SHORT-TERM INVESTMENTS (COST $93,713,225)	93,713,225

			TOTAL INVESTMENTS — 99.0% (Cost $738,916,680)	790,388,683

			Other Assets and Liabilities (net) — 1.0%	7,728,552

			NET ASSETS — 100.0%	$798,117,235

			Notes to Schedule of Investments:

			ADR — American Depository Receipt

			NVDR — Non-Voting Depository Receipt

			REIT — Real Estate Investment Trust

		*	Non-income producing security

		**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

		***	Represents an investment of securities lending cash collateral.

		‡	All or a portion of this security is out on loan.

See accompanying Notes to the Schedule of Investments.	115

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

A summary of outstanding financial instruments at December 31, 2014 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
02/12/15	EUR	Bank of New York	400,000	$484,207	$(9,846)
03/18/15	EUR	Goldman Sachs	500,000	605,425	(12,184)
02/12/15	GBP	Bank of New York	35,000	54,557	51
05/20/15	GBP	JPMorgan Chase Bank	39,000	60,744	73
04/15/15	GBP	UBS AG	10,000	15,580	15
03/18/15	JPY	Goldman Sachs	170,078,000	1,419,466	(50,914)
01/14/15	JPY	HSBC Bank USA	112,832,000	941,154	11,431
04/15/15	JPY	UBS AG	52,000,000	434,131	(4,572)

					$(65,946)

Sales
02/12/15	EUR	Bank of New York	1,239,000	$1,499,831	$159,214
03/18/15	EUR	Goldman Sachs	1,330,000	1,610,431	114,512
01/14/15	EUR	JPMorgan Chase Bank	91,000	110,125	13,820
05/20/15	EUR	JPMorgan Chase Bank	658,000	797,242	24,485
04/15/15	EUR	UBS AG	913,000	1,105,785	53,196
02/12/15	GBP	Bank of New York	100,000	155,878	10,727
03/18/15	GBP	Goldman Sachs	25,000	38,959	1,060
01/14/15	GBP	JPMorgan Chase Bank	34,000	53,011	5,085
05/20/15	GBP	JPMorgan Chase Bank	104,000	161,985	1,098
04/15/15	GBP	UBS AG	80,000	124,638	1,454
03/18/15	JPY	Goldman Sachs	284,757,000	2,376,574	295,069
01/14/15	JPY	JPMorgan Chase Bank	182,342,000	1,520,950	281,321
04/15/15	JPY	UBS AG	166,152,000	1,387,147	163,386

					$1,124,427

Currency Abbreviations

EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
SGD	Singapore Dollar

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
145	MSCI EAFE E-mini Index	March 2015	$12,744,775	$111,264
194	S&P 500 E-mini Index	March 2015	19,908,280	655,474
10	S&P/TSX 60 Index	March 2015	1,470,494	65,852

				$832,590

116	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Retail	9.5
Food	9.3
Software	6.2
Banks	5.8
Pharmaceuticals	5.5
Telecommunications	4.8
Electric	4.7
Commercial Services	3.0
Internet	2.9
Agriculture	2.6
Media	2.6
Household Products & Wares	2.5
Beverages	2.2
Insurance	2.0
Health Care — Services	1.8
Computers	1.7
Health Care — Products	1.7
Oil & Gas	1.7
Cosmetics & Personal Care	1.5
Mining	1.4
Commodity Fund	1.2
Electronics	1.0
REITS	1.0
Building Materials	0.7
Diversified Financial Services	0.7
Semiconductors	0.7
Holding Companies — Diversified	0.6
Miscellaneous — Manufacturing	0.6
Aerospace & Defense	0.5
Electrical Components & Equipment	0.5
Machinery — Diversified	0.5
Real Estate	0.5
Engineering & Construction	0.4
Forest Products & Paper	0.4
Iron & Steel	0.4
Metal Fabricate & Hardware	0.4
Oil & Gas Services	0.4
Savings & Loans	0.4
Advertising	0.3
Chemicals	0.3
Hand & Machine Tools	0.3
Leisure Time	0.3
Textiles	0.3
Transportation	0.3
Airlines	0.2
Auto Manufacturers	0.2
Investment Companies	0.2
Sovereign	0.2
Entertainment	0.1
Environmental Control	0.1
Home Builders	0.1

See accompanying Notes to the Schedule of Investments.	117

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Office & Business Equipment	0.1
Auto Parts & Equipment	0.0
Distribution & Wholesale	0.0
Energy-Alternate Sources	0.0
Gas	0.0
Packaging & Containers	0.0
Short-Term Investments and Other Assets and Liabilities (net)	12.7

100.0%

118	See accompanying Notes to the Schedule of Investments.

Mercer Funds

Notes to Schedule of Investments

December 31, 2014 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following nine series: Mercer US Large Cap Growth Equity Fund (“Large Cap Growth”), Mercer US Large Cap Value Equity Fund (“Large Cap Value”), Mercer US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), Mercer US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets.

Under the 1940 Act, each Fund is classified as “diversified”, with the exception of Opportunistic Fixed. Opportunistic Fixed is classified as “non-diversified” under the 1940 Act, as amended, and may invest a larger percentage of its assets in fewer issuers than diversified funds.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital
appreciation and income
Small/Mid Cap Growth	Long-term total return, comprised primarily of capital Appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital Appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2014, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

(a)   Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund generally values short-term investments, which mature in 60 days or less, at amortized cost, which approximates fair value unless the Board determines that this approach does not represent fair value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. In that regard, at December 31, 2014, substantially all foreign equity securities held by Non-US Core Equity, Emerging Markets and Global Low Volatility were fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 in valuing the assets and liabilities for which fair valuation was used:

Large Cap Growth

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Agriculture	$6,022,841	$—	$—	$6,022,841
Apparel	25,182,323	—	—	25,182,323
Auto Manufacturers	2,490,770	—	—	2,490,770
Beverages	9,510,477	—	—	9,510,477
Biotechnology	29,494,176	—	—	29,494,176
Commercial Services	19,352,720	—	—	19,352,720
Computers	13,041,208	—	—	13,041,208
Distribution & Wholesale	11,020,146	—	—	11,020,146
Diversified Financial Services	3,101,468	—	—	3,101,468
Food	14,030,528	—	—	14,030,528
Internet	90,020,054	—	—	90,020,054
Lodging	2,402,008	—	—	2,402,008
Media	33,489,597	—	—	33,489,597
Metal Fabricate & Hardware	2,489,736	—	—	2,489,736
Oil & Gas	5,433,381	—	—	5,433,381
Oil & Gas Services	9,006,079	—	—	9,006,079
Pharmaceuticals	9,766,678	—	—	9,766,678
Retail	32,934,942	—	—	32,934,942
Semiconductors	8,234,081	—	—	8,234,081
Software	16,474,664	—	—	16,474,664
Transportation	5,564,058	—	—	5,564,058

Total Common Stocks	349,061,935	—	—	349,061,935

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Bank Deposits	$—	$12,269,916	$—	$12,269,916

Total Short-Term Investments	—	12,269,916	—	12,269,916

Futures Contracts*
Buys	68,038	—	—	68,038

Total Futures Contracts	68,038	—	—	68,038

Total	$349,129,973	$12,269,916	$—	$361,399,889

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts*
Buys	$(24,943)	$—	$—	$(24,943)

Total Futures Contracts	(24,943)	—	—	(24,943)

Total	$(24,943)	$—	$—	$(24,943)

*	Futures contracts are valued at unrealized appreciation/depreciation.

Large Cap Value

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Advertising	$1,119,984	$—	$—	$1,119,984
Aerospace & Defense	11,483,619	—	—	11,483,619
Agriculture	570,856	—	—	570,856
Airlines	6,711,380	—	—	6,711,380
Apparel	106,483	—	—	106,483
Auto Manufacturers	9,243,466	—	—	9,243,466
Auto Parts & Equipment	978,348	—	—	978,348
Banks	21,222,928	—	—	21,222,928
Beverages	5,666,248	—	—	5,666,248
Biotechnology	1,468,141	—	—	1,468,141
Building Materials	3,204,149	—	—	3,204,149
Chemicals	8,977,140	—	—	8,977,140
Commercial Services	2,289,055	—	—	2,289,055
Computers	18,725,907	—	—	18,725,907

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cosmetics & Personal Care	$102,633	$—	$—	$102,633
Diversified Financial Services	42,193,563	—	—	42,193,563
Electric	1,594,406	—	—	1,594,406
Electrical Components & Equipment	1,059,296	—	—	1,059,296
Electronics	2,258,613	—	—	2,258,613
Engineering & Construction	106,103	—	—	106,103
Entertainment	520,605	—	—	520,605
Food	2,461,389	—	—	2,461,389
Forest Products & Paper	1,236,734	—	—	1,236,734
Gas	668,205	—	—	668,205
Health Care - Products	6,225,578	—	—	6,225,578
Health Care - Services	7,665,783	—	—	7,665,783
Insurance	25,710,002	—	—	25,710,002
Internet	2,751,835	—	—	2,751,835
Iron & Steel	1,515,820	—	—	1,515,820
Leisure Time	1,216,159	—	—	1,216,159
Lodging	589,220	—	—	589,220
Machinery - Construction & Mining	1,873,567	—	—	1,873,567
Machinery - Diversified	547,930	—	—	547,930
Media	18,911,809	—	—	18,911,809
Mining	2,468,504	—	—	2,468,504
Miscellaneous - Manufacturing	6,366,462	—	—	6,366,462
Office & Business Equipment	962,188	—	—	962,188
Oil & Gas	29,987,657	—	—	29,987,657
Oil & Gas Services	6,370,697	—	—	6,370,697
Packaging & Containers	1,213,372	—	—	1,213,372
Pharmaceuticals	24,678,065	—	—	24,678,065
REITS	2,232,864	—	—	2,232,864
Retail	17,493,011	—	—	17,493,011
Semiconductors	8,850,825	—	—	8,850,825
Software	7,975,893	—	—	7,975,893
Telecommunications	27,440,941	—	—	27,440,941
Transportation	2,548,572	—	—	2,548,572

Total Common Stocks	349,566,005	—	—	349,566,005

Investment Companies
Investment Company	196,272	—	—	196,272

Total Investment Companies	196,272	—	—	196,272

Rights
Media	13,243	—	—	13,243

Total Rights	13,243	—	—	13,243

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Bank Deposits	$—	$15,231,428	$—	$15,231,428

Total Short-Term Investments	—	15,231,428	—	15,231,428

Futures Contracts*
Buys	120,263	—	—	120,263

Total Futures Contracts	120,263	—	—	120,263

Total	$349,895,783	$15,231,428	$—	$365,127,211

*	Futures contracts are valued at unrealized appreciation/depreciation.

Small/Mid Cap Growth

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$5,792,466	$—	$—	$5,792,466
Airlines	1,919,656	—	—	1,919,656
Apparel	7,067,044	—	—	7,067,044
Auto Parts & Equipment	3,206,273	—	—	3,206,273
Banks	4,576,357	—	—	4,576,357
Biotechnology	3,497,827	—	—	3,497,827
Building Materials	4,030,543	—	—	4,030,543
Chemicals	14,710,781	—	—	14,710,781
Coal	3,033,771	—	—	3,033,771
Commercial Services	33,444,453	—	—	33,444,453
Computers	20,249,530	—	—	20,249,530
Distribution & Wholesale	9,249,723	—	—	9,249,723
Diversified Financial Services	17,662,775	—	—	17,662,775
Electrical Components & Equipment	5,876,983	—	—	5,876,983
Entertainment	1,797,075	—	—	1,797,075
Food	1,251,277	—	—	1,251,277
Hand & Machine Tools	1,278,718	—	—	1,278,718
Health Care - Products	21,995,087	—	—	21,995,087
Health Care - Services	19,017,380	—	—	19,017,380
Home Builders	2,810,831	—	—	2,810,831
Home Furnishings	5,963,474	—	—	5,963,474
Household Products & Wares	3,845,243	—	—	3,845,243
Internet	16,238,290	—	—	16,238,290
Leisure Time	1,936,174	—	—	1,936,174
Lodging	2,192,969	—	—	2,192,969

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Machinery - Construction & Mining	$1,197,697	$—		$—	$1,197,697
Machinery - Diversified	18,601,690	—		—	18,601,690
Media	1,919,337	—		—	1,919,337
Metal Fabricate & Hardware	4,427,483	—		—	4,427,483
Miscellaneous - Manufacturing	1,998,726	—		—	1,998,726
Oil & Gas	12,042,892	—		—	12,042,892
Oil & Gas Services	5,161,142	—		—	5,161,142
Packaging & Containers	6,655,645	—		—	6,655,645
Pharmaceuticals	27,329,250	—		—	27,329,250
Real Estate	3,814,219	—		—	3,814,219
REITS	10,798,470	—		—	10,798,470
Retail	45,163,507	—		—	45,163,507
Semiconductors	8,747,288	—		—	8,747,288
Software	53,545,777	—		—	53,545,777
Telecommunications	8,339,901	—		—	8,339,901
Transportation	14,035,442	—		—	14,035,442

Total Common Stocks	436,423,166	—		—	436,423,166

Warrants
Oil & Gas	—	0	*	—	—

Total Warrants	—	0		—	—

Short-Term Investments
Bank Deposits	—	28,058,778		—	28,058,778
Securities Lending Collateral	—	13,594		—	13,594

Total Short-Term Investments	—	28,072,372		—	28,072,372

Futures Contracts**
Buys	610,111	—		—	610,111

Total Futures Contracts	610,111	—		—	610,111

Total	$437,033,277	$28,072,372		$—	$465,105,649

*	Represents one security at $0 value as of December 31, 2014.
**	Futures contracts are valued at unrealized appreciation/depreciation.

Small/Mid Cap Value

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$5,918,961	$—	$—	$5,918,961
Airlines	2,633,950	—	—	2,633,950
Apparel	5,968,591	—	—	5,968,591

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Auto Parts & Equipment	$7,255,310	$—	$—	$7,255,310
Banks	22,867,498	—	—	22,867,498
Biotechnology	8,916,946	—	—	8,916,946
Building Materials	4,089,370	—	—	4,089,370
Chemicals	8,284,989	—	—	8,284,989
Commercial Services	22,004,318	—	—	22,004,318
Computers	2,692,236	—	—	2,692,236
Cosmetics & Personal Care	6,475,382	—	—	6,475,382
Distribution & Wholesale	5,403,965	—	—	5,403,965
Diversified Financial Services	20,077,001	—	—	20,077,001
Electric	9,057,721	—	—	9,057,721
Electrical Components & Equipment	2,530,829	—	—	2,530,829
Electronics	11,796,622	—	—	11,796,622
Entertainment	8,290,512	—	—	8,290,512
Environmental Control	2,580,830	—	—	2,580,830
Food	10,609,119	—	—	10,609,119
Forest Products & Paper	8,634,685	—	—	8,634,685
Gas	6,149,610	—	—	6,149,610
Health Care - Products	8,943,249	—	—	8,943,249
Health Care - Services	7,025,722	—	—	7,025,722
Home Builders	2,000,800	—	—	2,000,800
Home Furnishings	1,140,488	—	—	1,140,488
Insurance	31,105,604	—	—	31,105,604
Internet	3,222,553	—	—	3,222,553
Investment Companies	2,860,082	—	—	2,860,082
Iron & Steel	2,357,800	—	—	2,357,800
Leisure Time	1,294,151	—	—	1,294,151
Machinery - Diversified	2,639,811	—	—	2,639,811
Media	4,409,574	—	—	4,409,574
Mining	2,685,968	—	—	2,685,968
Miscellaneous - Manufacturing	17,164,701	—	—	17,164,701
Office & Business Equipment	4,277,076	—	—	4,277,076
Oil & Gas	9,829,213	—	—	9,829,213
Oil & Gas Services	1,657,818	—	—	1,657,818
Packaging & Containers	1,220,515	—	—	1,220,515
Pharmaceuticals	3,689,448	—	—	3,689,448
Pipelines	2,511,841	—	—	2,511,841
Real Estate	11,126,965	—	—	11,126,965
REITS	25,132,936	—	—	25,132,936
Retail	11,820,682	—	—	11,820,682
Savings & Loans	1,388,949	—	—	1,388,949
Semiconductors	24,600,533	—	—	24,600,533
Shipbuilding	584,230	—	—	584,230
Software	13,200,955	—	—	13,200,955
Telecommunications	14,724,312	—	—	14,724,312
Textiles	4,333,457	—	—	4,333,457
Transportation	14,852,555	—	—	14,852,555
Trucking & Leasing	3,011,931	—	—	3,011,931
Water	2,252,594	—	—	2,252,594

Total Common Stocks	419,304,958	—	—	419,304,958

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Bank Deposits	$—	$28,436,404	$—	$28,436,404
Securities Lending Collateral	—	123,559	—	123,559

Total Short-Term Investments	—	28,559,963	—	28,559,963

Futures Contracts*
Buys	643,878	—	—	643,878

Total Futures Contracts	643,878	—	—	643,878

Total	$419,948,836	$28,559,963	$—	$448,508,799

*	Futures contracts are valued at unrealized appreciation/depreciation.

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$50,807,320	$—	$50,807,320
Austria	—	6,804,125	—	6,804,125
Belgium	394,237	13,887,347	—	14,281,584
Bermuda	—	21,938,578	—	21,938,578
Brazil	—	4,133,963	—	4,133,963
Canada	17,159,062	—	—	17,159,062
Cayman Islands	11,602,622	9,925,675	—	21,528,297
China	—	6,692,799	—	6,692,799
Denmark	2,678,898	52,351,464	—	55,030,362
Finland	5,640,116	33,393,677	—	39,033,793
France	8,156,194	119,976,662	—	128,132,856
Germany	—	142,672,035	—	142,672,035
Hong Kong	—	18,034,657	—	18,034,657
India	—	22,781,974	—	22,781,974
Indonesia	—	11,264,201	—	11,264,201
Ireland	2,562,572	4,926,582	—	7,489,154
Isle Of Man	—	350,919	—	350,919
Israel	5,614,184	—	—	5,614,184
Italy	—	26,771,454	—	26,771,454
Japan	5,352,086	433,753,784	—	439,105,870
Luxembourg	—	6,361,785	—	6,361,785
Malaysia	—	3,642,891	—	3,642,891
Malta	—	1,675,251	—	1,675,251
Mexico	9,106,090	—	—	9,106,090
Netherlands	3,071,706	84,113,015	—	87,184,721
New Zealand	—	7,333,460	—	7,333,460

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Norway	$—	$25,007,211	$—	$25,007,211
Portugal	—	2,883,576	113,628	2,997,204
Singapore	—	8,793,883	—	8,793,883
South Africa	—	3,357,497	—	3,357,497
South Korea	—	8,198,733	—	8,198,733
Spain	891,252	64,844,955	0	65,736,207
Sweden	—	57,251,649	—	57,251,649
Switzerland	4,301,134	138,769,659	—	143,070,793
Taiwan	14,322,551	—	—	14,322,551
Thailand	—	1,971,821	—	1,971,821
United Kingdom	27,244,271	303,518,294	—	330,762,565
United States	24,540,391	—	—	24,540,391

Total Common Stocks	142,637,366	1,698,190,896	113,628	1,840,941,890

Investment Companies
United States	18,383,901	—	—	18,383,901

Total Investment Companies	18,383,901	—	—	18,383,901

Preferred Stocks
Brazil	—	1,080,918	—	1,080,918
Germany	—	20,560,992	—	20,560,992

Total Preferred Stocks	—	21,641,910	—	21,641,910

Options Purchased
Call Options	—	168,144	—	168,144
Put Options	—	457,616	—	457,616

Total Options Purchased	—	625,760	—	625,760

Short-Term Investments
Bank Deposits	—	108,329,844	—	108,329,844

Total Short-Term Investments	—	108,329,844	—	108,329,844

Total	$161,021,267	$1,828,788,410	$113,628	$1,989,923,305

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts**
Buys	$(880,901)	$—	$—	$(880,901)

Total Futures Contracts	(880,901)	—	—	(880,901)

Total	$(880,901)	$—	$—	$(880,901)

**	Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$99,782,722	$—		$99,782,722
Corporate Debt	—	315,383,002	0	*	315,383,002
Mortgage Backed Securities - Private Issuers	—	81,868,680	—		81,868,680
Mortgage Backed Securities - U.S. Government Agency Obligations	—	192,948,238	—		192,948,238
Municipal Obligations	—	22,709,403	—		22,709,403
Sovereign Debt Obligations	—	4,245,515	—		4,245,515
U.S. Government and Agency Obligations	—	120,776,479	—		120,776,479

Total Debt Obligations	—	837,714,039	0		837,714,039

Preferred Stocks
Diversified Financial Services	2,833,428	—	—		2,833,428

Total Preferred Stocks	2,833,428	—	—		2,833,428

Options Purchased
Call Options	14,781	—	—		14,781

Total Options Purchased	14,781	—	—		14,781

Short-Term Investments
Bank Deposits	—	32,440,888	—		32,440,888
U.S. Government and Agency Obligations	—	5,000,560	—		5,000,560

Total Short-Term Investments	—	37,441,448	—		37,441,448

Futures Contracts**
Buys	267,369	—	—		267,369

Total Futures Contracts	267,369	—	—		267,369

Swaps
Centrally Cleared Interest Rate Swaps**	—	58,545	—		58,545

Total Swaps	—	58,545	—		58,545

Total	$3,115,578	$875,214,032	$0		$878,329,610

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts**
Buys	$(26,068)	$—	$—	$(26,068)
Sales	(89,585)	—	—	(89,585)

Total Futures Contracts	(115,653)	—	—	(115,653)

Swaps
Centrally Cleared Interest Rate Swaps**	—	(134,740)	—	(134,740)
Credit Default Swaps	—	(273,169)	—	(273,169)
Centrally Cleared Credit Default Swaps**	—	(155)	—	(155)

Total Swaps	—	(408,064)	—	(408,064)

Written Options	(5,375)	—	—	(5,375)

Total	$(121,028)	$(408,064)	$—	$(529,092)

*	Represents four securities at $0 value as of December 31, 2014.
**	Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Corporate Debt	$—	$164,341,666	$—	$164,341,666
Sovereign Debt Obligations	—	170,928,069	—	170,928,069

Total Debt Obligations	—	335,269,735	—	335,269,735

Preferred Stocks
Diversified Financial Services	369,320	—	—	369,320

Total Preferred Stocks	369,320	—	—	369,320

Short-Term Investments
Bank Deposits	—	18,920,658	—	18,920,658

Total Short-Term Investments	—	18,920,658	—	18,920,658

Cross Currency Foreign Currency Contracts*	—	95,583	—	95,583

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts*
Buys	$—	$83,375	$—	$83,375
Sales	—	4,001,570	—	4,001,570

Total Forward Foreign Currency Contracts	—	4,084,945	—	4,084,945

Total	$369,320	$358,370,921	$—	$358,740,241

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts*
Buys	$—	$(4,560,918)	$—	$(4,560,918)
Sales	—	(176,923)	—	(176,923)

Total Forward Foreign Currency Contracts	—	(4,737,841)	—	(4,737,841)

Futures Contracts*
Buys	(95,784)	—	—	(95,784)
Sales	(22,945)	—	—	(22,945)

Total Futures Contracts	(118,729)	—	—	(118,729)

Total	$(118,729)	$(4,737,841)	$—	$(4,856,570)

*	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Bermuda	$2,237,051	$3,785,782	$—	$6,022,833
Brazil	40,006,138	35,830,978	—	75,837,116
British Virgin Islands	—	385,968	—	385,968
Cayman Islands	14,399,712	35,770,402	—	50,170,114
Chile	3,721,989	8,380,893	—	12,102,882
China	4,733,556	101,797,500	—	106,531,056
Colombia	—	2,861,751	—	2,861,751
Czech Republic	—	4,918,498	—	4,918,498

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Denmark	$—	$1,268,261	$—	$1,268,261
Hong Kong	12,076,744	34,445,949	—	46,522,693
Hungary	—	1,448,053	—	1,448,053
India	18,834,924	96,198,380	—	115,033,304
Indonesia	2,026,304	30,025,568	—	32,051,872
Luxembourg	1,898,417	—	—	1,898,417
Malaysia	—	31,249,507	—	31,249,507
Mexico	37,294,734	—	—	37,294,734
Netherlands	716,873	—	—	716,873
Panama	1,491,340	—	—	1,491,340
Peru	121,412	—	—	121,412
Philippines	—	2,871,871	—	2,871,871
Poland	—	9,406,421	—	9,406,421
Qatar	—	2,015,157	—	2,015,157
Russia	12,454,806	9,185,791	—	21,640,597
Singapore	—	1,406,976	—	1,406,976
South Africa	—	58,335,574	—	58,335,574
South Korea	2,330,577	100,275,109	—	102,605,686
Taiwan	7,572,944	100,390,675	—	107,963,619
Thailand	3,730,710	27,373,321	—	31,104,031
Turkey	—	15,740,341	—	15,740,341
United Arab Emirates	—	2,195,471	—	2,195,471
United Kingdom	1,025,441	16,891,641	—	17,917,082
United States	2,533,348	—	—	2,533,348

Total Common Stocks	169,207,020	734,455,838	—	903,662,858

Preferred Stocks
Brazil	—	15,859,530	—	15,859,530
Colombia	—	1,489,398	—	1,489,398
India	29,417	—	—	29,417

Total Preferred Stocks	29,417	17,348,928	—	17,378,345

Rights
South Korea	—	23,323	—	23,323

Total Rights	—	23,323	—	23,323

Short-Term Investments
Bank Deposits	—	86,134,575	—	86,134,575
Investment Fund	—	2,600,000	—	2,600,000

Total Short-Term Investments	—	88,734,575	—	88,734,575

Forward Foreign Currency Contracts*
Buys	—	122,988	—	122,988
Sales	—	2,559,355	—	2,559,355

Total Forward Foreign Currency Contracts	—	2,682,343	—	2,682,343

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts*
Buys	$727,597	$—	$—	$727,597
Sales	145,958	—	—	145,958

Total Futures Contracts	873,555	—	—	873,555

Synthetic Futures	—	852,240	—	852,240

Total Synthetic Futures	—	852,240	—	852,240

Total	$170,109,992	$844,097,247	$—	$1,014,207,239

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts*
Buys	$—	$(6,217,573)	$—	$(6,217,573)
Sales	—	(1,054,275)	—	(1,054,275)

Total Forward Foreign Currency Contracts	—	(7,271,848)	—	(7,271,848)

Futures Contracts*
Buys	(22,644)	—	—	(22,644)
Sales	(494,935)	—	—	(494,935)

Total Futures Contracts	(517,579)	—	—	(517,579)

Synthetic Futures	—	(130,880)	—	(130,880)

Total Synthetic Futures	—	(130,880)	—	(130,880)

Total	$(517,579)	$(7,402,728)	$—	$(7,920,307)

*	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$6,299,852	$—	$6,299,852
Austria	—	4,279,411	—	4,279,411
Bahamas	—	213,730	—	213,730
Belgium	—	8,497,279	—	8,497,279
Bermuda	3,736,962	1,306,229	—	5,043,191

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
British Virgin Islands	$159,975	$—	$—	$159,975
Canada	40,838,789	—	—	40,838,789
Cayman Islands	2,044,551	—	—	2,044,551
Denmark	—	5,371,656	—	5,371,656
Faroe Islands	—	81,749	—	81,749
France	—	23,342,370	—	23,342,370
Germany	—	21,510,045	—	21,510,045
Hong Kong	—	4,165,547	—	4,165,547
Ireland	965,745	2,261,415	—	3,227,160
Israel	4,320,454	3,187,453	—	7,507,907
Italy	—	2,513,428	—	2,513,428
Japan	—	47,713,692	—	47,713,692
Luxembourg	750,004	—	—	750,004
Mexico	2,859,148	—	—	2,859,148
Netherlands	—	15,129,013	—	15,129,013
New Zealand	—	9,419,399	—	9,419,399
Norway	—	12,149,200	—	12,149,200
Portugal	—	3,160,751	—	3,160,751
Russia	—	354,904	—	354,904
Singapore	—	2,145,377	—	2,145,377
South Africa	987,932	—	—	987,932
South Korea	—	2,448,110	—	2,448,110
Spain	—	7,364,075	—	7,364,075
Sweden	—	11,403,644	—	11,403,644
Switzerland	—	32,988,014	—	32,988,014
Thailand	—	811,238	—	811,238
United Kingdom	2,918,876	36,730,531	—	39,649,407
United States	356,383,770	—	—	356,383,770

Total Common Stocks	415,966,206	264,848,112	—	680,814,318

Investment Companies
United States	9,240,642	—	—	9,240,642

Total Investment Companies	9,240,642	—	—	9,240,642

Preferred Stocks
Germany	—	3,997,340	—	3,997,340
Japan	—	202,969	—	202,969

Total Preferred Stocks	—	4,200,309	—	4,200,309

Warrants
United States	719,451	—	—	719,451

Total Warrants	719,451	—	—	719,451

Debt Obligations	—	1,700,738	—	1,700,738

Total Debt Obligations	—	1,700,738	—	1,700,738

Short-Term Investments
Bank Deposits	—	93,588,674	—	93,588,674
Securities Lending Collateral	—	124,551	—	124,551

Total Short-Term Investments	—	93,713,225	—	93,713,225

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts*
Buys	$—	$11,570	$—	$11,570
Sales	—	1,124,427	—	1,124,427

Total Forward Foreign Currency Contracts	—	1,135,997	—	1,135,997

Futures Contracts*
Buys	832,590	—	—	832,590

Total Futures Contracts	832,590	—	—	832,590

Total	$426,758,889	$365,598,381	$—	$792,357,270

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts*
Buys	$—	$(77,516)	$—	$(77,516)

Total Forward Foreign Currency Contracts	—	(77,516)	—	(77,516)

Total	$—	$(77,516)	$—	$(77,516)

*	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Non-US Equity

	Transfers In			Transfers Out
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$—	$1,373,406,013	*	$1,373,406,013	*	$—

Emerging Markets

	Transfers In				Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$3,730,710	**	$635,797,348	*	$635,797,348	*	$3,730,710	**

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Global Low Volatility

	Transfers In			Transfers Out
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$—	$223,596,635	*	$223,596,635	*	$—

*	Transfers occurred between Level 1 and Level 2 as a result of applying a pricing factor, consistent with the Funds’ valuation and liquidity procedures, to certain foreign equity securities to reflect significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.
**	Transfers occurred between Level 1 and Level 2 as a result of foreign securities receiving an exchange traded price.

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

The following table includes a rollforward of the amounts for the period ended December 31, 2014 for financial instruments classified as Level 3:

Non-US Core Equity

Investments in Securities	Balance as of March 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases	Balance as of December 31, 2014		Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2014
COMMON STOCKS
Portugal	$—	$—	$(775,743)	$—	$889,371	$113,628		$(775,743)
Spain	$—	$—	(568,601)	$—	568,601	0	^	(568,601)

Total	$—	$—	$(1,344,344)	$—	$1,457,972	$113,628		$(1,344,344)

^	Represents one security at $0 value as of December 31, 2014.

Core Fixed

Investments in Securities	Balance as of March 31, 2014		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases/ Sales	Balance as of December 31, 2014		Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2014
DEBT OBLIGATIONS
Corporate Debt	$0	^	$—	$—	$—	$—	$0	^^	$—

Total	$0	^	$—	$—	$—	$—	$0	^^	$—

^	Represents four securities at $0 value as of March 31, 2014.
^^	Represents four securities at $0 value as of December 31, 2014.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Investments in Derivative Instruments

Large Cap Value and Emerging Markets held rights during the period as a result of corporate actions. Small/Mid Cap Growth and Global Low Volatility held warrants during the period as a result of corporate actions.

At December 31, 2014 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap Growth

ASSET DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$68,038	$68,038

Total Value	$68,038	$68,038

LIABILITY DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$(24,943)	$(24,943)

Total Value	$(24,943)	$(24,943)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Equity Risk	Total
Futures Contracts	130	130

Large Cap Value

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Rights(1)	$—	$13,243	$13,243
Futures Contracts(3)	—	120,263	120,263

Total Value	$—	$133,506	$133,506

NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	1,394	1,394
Forward Foreign Currency Contracts	(35,119)	—	(35,119)
Futures Contracts	—	123	123

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Small/Mid Cap Growth

ASSET DERIVATIVES

	Equity Risk		Total
Warrants(1)	$0	*	$0
Futures Contracts(3)	610,111		610,111

Total Value	$610,111		$610,111

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Equity Risk	Total
Warrants	27,862	27,862
Futures Contracts	156	156

Small/Mid Cap Value

ASSET DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$643,878	$643,878

Total Value	$643,878	$643,878

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Equity Risk	Total
Futures Contracts	124	124

Non-US Core Equity

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Options Purchased(1)	625,760	—	625,760
Futures Contracts(3)

Total Value	$625,760	$—	$625,760

LIABILITY DERIVATIVES

	Interest Rate Risk	Equity Risk	Total
Futures Contracts(3)	$(880,901)	$—	$(880,901)

Total Value	$(880,901)	$—	$(880,901)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	509,625	509,625
Warrants	—	15,550	15,550
Options Purchased	1,986,867,861	—	1,986,867,861
Futures Contracts	—	914	914

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Core Fixed

ASSET DERIVATIVES

	Interest Rate Risk		Credit Risk	Equity Risk	Total
Options Purchased(1)	$14,781		$—	$—	$14,781
Futures Contracts(3)	267,369		—	—	267,369
Swap Contracts(4)	58,545	**	—	—	58,545

Total Value	$340,695		$—	$—	$340,695

LIABILITY DERIVATIVES

	Interest Rate Risk	Credit Risk	Equity Risk	Total
Option Written(5)	$(5,375)	$—	$—	$(5,375)
Futures Contracts(3)	(115,653)	—	—	(115,653)
Swap Contracts(4)	(134,740)**	(273,324)	—	(408,064)

Total Value	$(255,768)	$(273,324)	$—	$(529,092)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Interest Rate Risk	Credit Risk	Equity Risk		Total
Warrants	—	—	0	***	0
Options Purchased	309,750	—	—		309,750
Options Written	(5,196,750)	—	—		(5,196,750)
Futures Contracts	352	—	—		352
Swap Contracts	38,321,667	11,470,000	—		49,791,667

Opportunistic Fixed

ASSET DERIVATIVES

	Foreign Exchange Risk	Interest Rate Risk	Total
Forward Foreign Currency Contracts(2) †	$4,180,528	$—	$4,180,528

Total Value	$4,180,528	$—	$4,180,528

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Interest Rate Risk	Total
Forward Foreign Currency Contracts(2)	$(4,737,841)	$—	$(4,737,841)
Futures Contracts(3)	—	(118,729)	(118,729)

Total Value	$(4,737,841)	$(118,729)	$(4,856,570)

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign Exchange Risk	Interest Rate Risk	Total
Forward Foreign Currency Contracts	(9,823,382)	—	(9,823,382)
Futures Contracts	—	525	525

Emerging Markets

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Rights(1)	$—	$23,323	$23,323
Forward Foreign Currency Contracts(2)	2,682,343	—	2,682,343
Futures Contracts(3) ††	—	1,725,795	1,725,795

Total Value	$2,682,343	$1,749,118	$4,431,461

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$(7,271,848)	$—	$(7,271,848)
Futures Contracts(3) ††	—	(648,459)	(648,459)

Total Value	$(7,271,848)	$(648,459)	$(7,920,307)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	838,877	838,877
Forward Foreign Currency Contracts	32,156,379	—	32,156,379
Futures Contracts	—	35,549	35,549

Global Low Volatility

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Warrants(1)	$—	$719,451	$719,451
Forward Foreign Currency Contracts(2)	1,135,997	—	1,135,997
Futures Contracts(3)	—	832,590	832,590

Total Value	$1,135,997	$1,552,041	$2,688,038

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$(77,516)	$—	$(77,516)

Total Value	$(77,516)	$—	$(77,516)

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign Exchange Risk	Equity Risk	Total
Warrants	—	34,589	34,589
Forward Foreign Currency Contracts	(14,496,043)	—	(14,496,043)
Futures Contracts	—	352	352

*	Represents one security at $0 value as of December 31, 2014.
**	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation in the Schedule of Investments.
***	There were no warrants held at any of the month ends.
†	Includes Cross Currency Foreign Currency Contracts.
††	Includes Synthetic Futures.
(1)	As shown within the Schedule of Investments.
(2)	As shown in the Forward Foreign Currency Contracts/Cross Currency Foreign Currency Contracts table within the Schedule of Investments.
(3)	As shown in the Futures Contracts and Synthetic Futures tables within the Schedule of Investments.
(4)	As shown in the Centrally Cleared Interest Rate Swaps, Centrally Cleared Credit Default Swaps and Credit Default Swaps tables within the Schedule of Investments.
(5)	As shown in the Written Options table within the Schedule of Investments.
(6)	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended December 31, 2014.

The following is a summary of open credit default swap positions held in Core Fixed at December 31, 2014:

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Maximum Potential Amount of Future Payments Under the Contract	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
17,000,000	USD	12/20/19	JPMorgan Chase N.A.	Buy	$17,000,000	(1.00)%	CDX.NA.IG.23	$(3,281)	$(273,169)

					$17,000,000			$(3,281)	$(273,169)

The following is a summary of open centrally cleared credit default swap positions held in Core Fixed at December 31, 2014:

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Maximum Potential Amount of Future Payments Under the Contract	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
$2,970,000	USD	06/20/19	JPMorgan Chase N.A.	Buy	$2,970,000	(5.00)%	CDX.NA.HY.22	$(155)	$(204,691)

					$2,970,000			$(155)	$(204,691)

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the

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Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c)  Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified broker-dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower. Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at December 31, 2014. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. The Custodian receives a portion of the interest earned on any reinvested collateral. The Funds suspended lending activity on December 15, 2014. The market value of remaining securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at December 31, 2014 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral
Small/Mid Cap Growth	276	13,594
Small/Mid Cap Value	123,559	123,559
Global Low Volatility	118,692	124,551

(e)  Repurchase agreements

A Fund may enter into a repurchase agreement under the terms of a Master Repurchase Agreement (“MRA”) where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to

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Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

the Fund. Repurchase agreements are fully collateralized and the collateral is marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. As of December 31, 2014, none of the Funds held open repurchase agreements.

(f)  Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount of the swap contract now that the potential loss can be mitigated by the posting of collateral and offsetting provisions of the ISDA. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of counterparty default on swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) enacted in 2010, a new regulatory framework for certain over-the-counter (“OTC”) derivatives, such as swaps was enacted. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants will be regulated as swap dealers or swap participants, and are, or will be subject to certain minimum capital and margin requirements and business conduct standards.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended December 31, 2014, Core Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed Schedule of Investments for a listing of open swap agreements as of December 31, 2014.

(g)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, the Emerging Markets Fund will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future operates like a swap transaction and uses equity index swaps on equity index futures.

During the period ended December 31, 2014, Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility Schedules of Investments for a listing of open futures contracts as of December 31, 2014.

(h)  Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

During the period ended December 31, 2014, Non-US Core Equity used options to adjust exposure to foreign currency and to efficiently maintain liquidity. Core Fixed used options to manage interest rate and volatility exposure.

See the Non-US Core Equity and the Core Fixed Schedules of Investments for a listing of options contracts as of December 31, 2014.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Transactions in written option contracts for Core Fixed for the period ended December 31, 2014, is as follows:

	Number of Contracts/ Notional Amount	Premiums Received
Options outstanding at March 31, 2014	175	$23,279
Options written	756	143,455
Options terminated in closing purchase transactions	(285)	(69,429)
Options expired	(474)	(81,579)

Options outstanding at December 31, 2014	172	$15,726

(i)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended December 31, 2014, Large Cap Value used forward foreign currency contracts to partially hedge Japanese Yen exposure on the currency risk embedded in one ADR position. Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Emerging Markets and Global Low Volatility used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Opportunistic Fixed, Emerging Markets and Global Low Volatility Schedules of Investments for a listing of open forward foreign currency contracts as of December 31, 2014.

(j)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

(k)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date. See the Core Fixed Schedule of Investments for when-issued securities held as of December 31, 2014.

(l)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of December 31, 2014.

(m)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedules of Investments for mortgage-backed and asset-backed securities held by Core Fixed as of December 31, 2014.

()  Mortgage dollar roll and treasury roll transactions

The Funds may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The Funds may enter into treasury roll transactions. In a treasury roll transaction the Fund sells a treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price at a future settlement date. The Fund receives cash from the sale of the treasury security to use for other investment purposes. The difference between the sale and repurchase price represents net interest income or net interest expense. Under GAAP, the treasury roll transaction is accounted for as a financing transaction and not as a purchase or sale. During the term of the borrowing the Fund records the related interest income or interest expenses on an accrual basis. Treasury roll transactions involve the risk that the market value of the securities that the Fund is required to repurchase may decline below the agreed upon repurchase price of those securities.

Treasury roll transactions are entered into by the Funds under an MRA. An MRA permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With treasury roll transactions, typically the Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund obligation under bankruptcy law to return the excess to the counterparty. The Funds did not hold open treasury rolls as of December 31, 2014.

(n)  Bank loans

Core Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At December 31, 2014, the Funds held no unfunded loan commitments.

(o)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

(p)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

(q)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

3.	Federal income taxes

As of December 31, 2014, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	$311,962,800	$53,779,234	$(4,410,183)	$49,369,051
Large Cap Value	304,394,422	68,265,827	(7,653,301)	60,612,526
Small/Mid Cap Growth	398,663,046	78,120,922	(12,288,430)	65,832,492
Small/Mid Cap Value	428,728,939	38,172,281	(19,036,299)	19,135,982
Non-US Core Equity	1,924,282,187	166,112,937	(100,471,819)	65,641,118
Core Fixed	860,887,863	23,460,340	(6,344,507)	17,115,833
Opportunistic Fixed	385,854,667	1,541,932	(32,836,886)	(31,294,954)
Emerging Markets	1,017,165,863	65,000,917	(72,367,679)	(7,366,762)
Global Low Volatility	741,283,713	75,429,008	(26,324,038)	49,104,970

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

4.	Subsequent events

Management has determined that no material events or transactions occurred subsequent to December 31, 2014 through the date the schedules of investments were filed with the Securities and Exchange Commission that would require additional disclosure.

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercer Funds

By:	/s/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer (Principal Executive Officer)

Date:	February 23, 2015

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard Nuzum
Richard Nuzum President and Chief Executive Officer (Principal Executive Officer)

Date:	February 23, 2015

By:	/s/ Richard S. Joseph
Richard S. Joseph Vice President, Treasurer and Principal Accounting Officer (Principal Financial Officer)

Date:	February 23, 2015